UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08200

Bridgeway Funds, Inc.

(Exact name of registrant as specified in charter)

20 Greenway Plaza, Suite 450

Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Linda Giuffré, President

Bridgeway Funds, Inc.

20 Greenway Plaza, Suite 450

Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 661-3500

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Semi - Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about Bridgeway Aggressive Investors 1 Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Aggressive Investors 1 Fund

BRAGX

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K InvestmentFootnote Referencea
Aggressive Investors 1 Fund	$29	0.54%
Footnote	Description
Footnote[a]	Annualized.

How did the Fund perform for the last six months?

For the six-month period, the Fund returned 15.76%, outperforming the S&P 500 Index.

Top contributors to performance

The Fund’s quality and sentiment models contributed to relative results, with the sentiment models delivering the strongest outperformance. The Fund’s overweight in the higher momentum and higher beta stocks contributed to performance during the period. Stock selection improved results with selections in the Information Technology and Industrials sectors contributing the most.

Top detractors from performance

The Fund’s value models detracted from relative performance. The Fund’s tilt toward smaller stocks detracted from relative returns during the period. Sector allocation effect was slightly negative with overweighting in the Energy sector detracting the most from relative results.

How did the Fund perform over the past 10 years?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

Aggressive Investors 1 $21,444
S&P 500 Index $34,254
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

	Aggressive Investors 1 21,444	S&P 500 Index 34,254
2014	10,000	10,000
2015	9,017	10,138
2016	10,773	11,351
2017	12,760	13,829
2018	9,896	13,223
2019	12,059	17,386
2020	13,789	20,585
2021	16,531	21,696
2022	12,831	21,696
2023	15,797	27,399
2024	21,444	34,254

Key Fund Statistics

Total Net Assets	$198,383,572
# of Portfolio Holdings	92
Portfolio Turnover Rate	24%
Advisory Fees Paid	$283,697

Average Annual Total Returns

Fund	6 Months	1 Year	5 Years	10 Years
Aggressive Investors 1	15.76%	35.75%	12.20%	7.93%
S&P 500 Index	8.44%	25.02%	14.53%	13.10%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data represents past performance and does not predict or guarantee future results.The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 800-661-3550 or visit www.bridgewayfunds.com/resources/fund-documents  for the most recent month-end performance.

What did the Fund invest in?

Asset Class Weightings (% of Net Assets)

Common Stocks	99.69%
Money Market Fund	0.23%
Other Assets in Excess of Liabilities	0.08%

Top Ten Holdings (% of Net Assets)

NVIDIA Corp.	4.81%
Apple, Inc.	3.16%
Microsoft Corp.	2.89%
AppLovin Corp., Class A	2.68%
Vistra Corp.	2.54%
General Motors Co.	2.04%
Meta Platforms, Inc., Class A	2.01%
Booking Holdings, Inc.	2.00%
Alphabet, Inc., Class A	1.95%
Costco Wholesale Corp.	1.94%

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	3.68%
Utilities	3.59%
Consumer Staples	5.20%
Energy	5.70%
Communication Services	6.42%
Industrials	8.83%
Health Care	9.61%
Financials	13.54%
Consumer Discretionary	14.70%
Information Technology	28.73%

Aggressive Investors 1 Fund

Semi - Annual Shareholder Report - December 31, 2024

BRAGX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

Semi - Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about Bridgeway Global Opportunities Fund for the period of October 15, 2024 to December 31, 2024.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Global Opportunities Fund

BRGOX

What were the Fund costs from October 15, 2024 inception through December 31, 2024?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K InvestmentFootnote Referencea	Costs paid as a % of a $10K InvestmentFootnote Referenceb
Global Opportunities Fund	$32	1.50%
Footnote	Description
Footnote[a]	The cost of a $10,000 investment is based on commencement of operations from October 15, 2024 through December 31, 2024.
Footnote[b]	Annualized.

How did the Fund perform since inception?

Since its inception on October 15, 2024, the Fund returned 2.99%, outperforming the FTSE 3-Month Treasury Bill Index.

By design, the Fund maintained minimal net exposure to undesired risk factors such as country, sector, and size.

Top contributors to performance

Both long and short sleeves contributed positively to the Fund’s overall performance, primarily driven by security selection in Australia, Brazil, and Taiwan. At the sector level, security selection within Financials, Materials, and Information Technology contributed the most.

Top detractors from performance

The primary detractors from performance were the Fund’s security selection in the United States and within the Real Estate sector.

How did the Fund perform since inception?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

Global Opportunities Fund $10,299
FTSE 3-Month Teasury Bill Index $10,102
MSCI All Country World Investable Market Index $9,884
$15,000
$10,000
$5,000
$0
10/15/2024
10/2024
11/2024
12/2024

	Global Opportunities Fund 10,299	FTSE 3-Month Teasury Bill Index 10,102	MSCI All Country World Investable Market Index 9,884
10/15/2024	10,000	10,000	10,000
10/2024	10,010	10,022	9,777
11/2024	10,010	10,062	10,158
12/2024	10,299	10,102	9,884

Key Fund Statistics

Total Net Assets	$20,802,857
# of Portfolio Holdings - Long	322
# of Portfolio Holdings - Short	350
Portfolio Turnover Rate	-%Footnote Reference*
Advisory Fees Paid	$10,699
Footnote	Description
Footnote*	There were no long-term transactions for the period ended December 31, 2024.

Average Annual Total Returns

Fund	Since Inception 10/15/2024
Global Opportunities Fund	2.99%
MSCI All Country World Investable Market Index	-1.16%
FTSE 3-Month Teasury Bill Index	1.02%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since its inception. Performance data represents past performance and does not predict or guarantee future results. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements. Call 800-661-3550 or visit www.bridgewayfunds.com/resources/fund-documents  for the most recent month-end performance.

What did the Fund invest in?

Top Sector Weightings (Notional exposure % of Net Assets)

	Long	Short
Utilities	1.57%	1.55%
Communication Services	3.01%	4.37%
Energy	3.88%	3.08%
Real Estate	4.45%	1.71%
Consumer Staples	5.13%	6.91%
Materials	6.16%	8.02%
Health Care	7.22%	4.96%
Consumer Discretionary	11.93%	10.52%
Financials	13.45%	12.16%
Information Technology	13.75%	15.02%
Industrials	17.22%	14.60%

Top Country Weightings (Notional exposure % of Net Assets)

	Long	Short
Other Countries	28.33%	26.14%
Italy	2.00%	2.60%
Israel	2.05%	0.33%
United Kingdom	2.66%	4.53%
Australia	4.96%	5.03%
Canada	5.44%	5.40%
Taiwan	7.65%	7.40%
China	7.84%	5.46%
United States	13.42%	12.61%
Japan	13.44%	13.39%

Global Opportunities Fund

Semi - Annual Shareholder Report - December 31, 2024

BRGOX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

Semi - Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about Bridgeway Omni Small-Cap Value Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Omni Small-Cap Value Fund

BOSVX

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K InvestmentFootnote Referencea
Omni Small-Cap Value Fund	$25	0.47%
Footnote	Description
Footnote[a]	Annualized.

How did the Fund perform for the last six months?

For the six-month period, Fund returned 7.54%, underperforming the Russell 2000 Value Index.

Top contributors to performance

The Fund’s tilt toward smaller stocks in the small-cap value universe contributed positively to relative performance. Sector allocation was positive, with the overweighting in the Financials sector and underweighting in the Healthcare sector contributing the most.

Top detractors from performance

The Fund’s tilt toward deeper value stocks across multiple valuation metrics contributed negatively to relative results during the period.

How did the Fund perform over the past 10 years?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

Omni Small-Cap Value $22,112
Russell 2000 Value Index $19,934
Russell 3000 Index $32,604
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

	Omni Small-Cap Value 22,112	Russell 2000 Value Index 19,934	Russell 3000 Index 32,604
2014	10,000	10,000	10,000
2015	9,338	9,253	10,048
2016	12,560	12,190	11,327
2017	13,315	13,146	13,721
2018	11,031	11,455	13,002
2019	12,563	14,020	17,035
2020	12,668	14,669	20,593
2021	18,745	18,816	25,877
2022	18,022	16,091	20,907
2023	21,231	18,448	26,334
2024	22,112	19,934	32,604

Key Fund Statistics

Total Net Assets	$1,186,779,596
# of Portfolio Holdings	588
Portfolio Turnover Rate	15%
Advisory Fees Paid	$1,884,845

Average Annual Total Returns

Fund	6 Months	1 Year	5 Years	10 Years
Omni Small-Cap Value	7.54%	4.15%	11.97%	8.26%
Russell 3000 Index	9.03%	23.81%	13.86%	12.55%
Russell 2000 Value Index	8.98%	8.05%	7.29%	7.14%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data represents past performance and does not predict or guarantee future results.The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements. Call 800-661-3550 or visit www.bridgewayfunds.com/resources/fund-documents  for the most recent month-end performance.

What did the Fund invest in?

Asset Class Weightings (% of Net Assets)

Common Stocks	99.88%
Preferred Stock	0.00%
Rights	0.01%
Money Market Fund	0.13%
Investments Purchased With Cash Proceeds From Securities Lending	1.27%
Liabilities in Excess of Other Assets	-1.29%

Top Ten Holdings (% of Net Assets)

Telephone and Data Systems, Inc.	1.03%
TTM Technologies, Inc.	0.98%
Crescent Energy Co., Class A	0.97%
SiriusPoint, Ltd.	0.96%
SkyWest, Inc.	0.95%
Bread Financial Holdings, Inc.	0.83%
Phinia, Inc.	0.81%
JetBlue Airways Corp.	0.77%
Newmark Group, Inc., Class A	0.76%
Patrick Industries, Inc.	0.76%

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	1.99%
Health Care	3.73%
Materials	4.33%
Consumer Staples	4.59%
Information Technology	4.69%
Communication Services	6.27%
Energy	12.06%
Consumer Discretionary	12.68%
Industrials	14.77%
Financials	34.89%

Omni Small-Cap Value Fund

Semi - Annual Shareholder Report - December 31, 2024

BOSVX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

Semi - Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about Bridgeway Small-Cap Value Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Small-Cap Value Fund

BRSVX

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K InvestmentFootnote Referencea
Small-Cap Value Fund	$46	0.88%
Footnote	Description
Footnote[a]	Annualized.

How did the Fund perform for the last six months?

For the six-month period the Fund returned 6.80%, underperforming the Russell 2000 Value Index.

Top contributors to performance

The Fund’s sentiment models contributed to relative results. The Fund’s tilt toward smaller stocks in the small-cap value universe also helped relative performance.

Top detractors from performance

The Fund’s value and quality models underperformed the benchmark, detracting from relative results. From a sector perspective, the Fund’s allocation effect was slightly negative, with an overweighting in the Energy and Materials sectors detracting the most from relative results. The Fund’s stock selection effect was also negative, with holdings in the Materials, Industrials and Information Technology sectors detracting the most from relative performance

How did the Fund perform over the past 10 years?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

Small-Cap Value $25,211
Russell 2000 Value Index $19,934
Russell 3000 Index $32,604
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

	Small-Cap Value 25,211	Russell 2000 Value Index 19,934	Russell 3000 Index 32,604
2014	10,000	10,000	10,000
2015	9,057	9,253	10,048
2016	11,483	12,190	11,327
2017	12,300	13,146	13,721
2018	10,693	11,455	13,002
2019	12,294	14,020	17,035
2020	13,775	14,669	20,593
2021	23,105	18,816	25,877
2022	21,318	16,091	20,907
2023	24,319	18,448	26,334
2024	25,211	19,934	32,604

Key Fund Statistics

Total Net Assets	$463,458,269
# of Portfolio Holdings	140
Portfolio Turnover Rate	29%
Advisory Fees Paid	$1,624,216

Average Annual Total Returns

Fund	6 Months	1 Year	5 Years	10 Years
Small-Cap Value	6.80%	3.67%	15.44%	9.69%
Russell 3000 Index	9.03%	23.81%	13.86%	12.55%
Russell 2000 Value Index	8.98%	8.05%	7.29%	7.14%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data represents past performance and does not predict or guarantee future results.The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements. Call 800-661-3550 or visit www.bridgewayfunds.com/resources/fund-documents  for the most recent month-end performance.

What did the Fund invest in?

Asset Class Weightings (% of Net Assets)

Common Stocks	99.86%
Money Market Fund	0.00%
Investments Purchased With Cash Proceeds From Securities Lending	0.76%
Liabilities in Excess of Other Assets	-0.62%

Top Ten Holdings (% of Net Assets)

Group 1 Automotive, Inc.	1.46%
Prestige Consumer Healthcare, Inc.	1.43%
Cal-Maine Foods, Inc.	1.42%
Jackson Financial, Inc., Class A	1.42%
Essential Properties Realty Trust, Inc.	1.38%
WSFS Financial Corp.	1.36%
Bread Financial Holdings, Inc.	1.35%
Associated Banc-Corp.	1.33%
Telephone and Data Systems, Inc.	1.31%
Veracyte, Inc.	1.30%

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	6.56%
Health Care	5.60%
Consumer Staples	5.65%
Communication Services	5.68%
Real Estate	6.25%
Materials	6.80%
Energy	7.24%
Consumer Discretionary	10.29%
Industrials	15.00%
Financials	30.93%

Small-Cap Value Fund

Semi - Annual Shareholder Report - December 31, 2024

BRSVX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

Semi - Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about Bridgeway Ultra-Small Company Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Ultra-Small Company Fund

BRUSX

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K InvestmentFootnote Referencea
Ultra-Small Company Fund	$67	1.20%
Footnote	Description
Footnote[a]	Annualized.

How did the Fund perform for the last six months?

For the six-month period the Fund returned 22.93%, outperforming the Russell Microcap Index.

Top contributors to performance

The Fund’s quality models outperformed the benchmark contributing to relative results. The Fund’s tilt toward smallest stocks in the micro-cap universe contributed to relative performance. The Fund’s stock selection effect was positive, largely driven by holdings in the Healthcare, Industrials and Consumer Discretionary sectors.

Top detractors from performance

The Fund’s value and sentiment models underperformed the benchmark, detracting from relative results. From a sector perspective, the Fund’s allocation effect was negative. Underweighting in the Information Technology and overweighting in the Materials sectors detracted the most from relative results.

How did the Fund perform over the past 10 years?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

Ultra-Small Company $19,892
Russell Microcap Index $19,254
Russell 3000 Index $32,604
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

	Ultra-Small Company 19,892	Russell Microcap Index 19,254	Russell 3000 Index 32,604
2014	10,000	10,000	10,000
2015	8,388	9,484	10,048
2016	9,568	11,416	11,327
2017	9,939	12,919	13,721
2018	8,380	11,229	13,002
2019	9,178	13,748	17,035
2020	12,051	16,629	20,593
2021	16,069	19,845	25,877
2022	14,347	15,488	20,907
2023	16,921	16,933	26,334
2024	19,892	19,254	32,604

Key Fund Statistics

Total Net Assets	$93,172,810
# of Portfolio Holdings	224
Portfolio Turnover Rate	33%
Advisory Fees Paid	$386,923

Average Annual Total Returns

Fund	6 Months	1 Year	5 Years	10 Years
Ultra-Small Company	22.93%	17.55%	16.73%	7.12%
Russell 3000 Index	9.03%	23.81%	13.86%	12.55%
Russell Microcap Index	14.67%	13.70%	6.97%	6.77%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data represents past performance and does not predict or guarantee future results.The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 800-661-3550 or visit www.bridgewayfunds.com/resources/fund-documents  for the most recent month-end performance.

What did the Fund invest in?

Asset Class Weightings (% of Net Assets)

Common Stocks	99.38%
Rights	0.00%
Warrants	0.00%
Money Market Fund	0.63%
Investments Purchased With Cash Proceeds From Securities Lending	5.16%
Liabilities in Excess of Other Assets	-5.17%

Top Ten Holdings (% of Net Assets)

RealReal, Inc. (The)	3.74%
Chimerix, Inc.	3.21%
Eton Pharmaceuticals, Inc.	2.41%
Arq, Inc.	2.10%
Beauty Health Co. (The)	2.07%
ON24, Inc.	1.94%
Security National Financial Corp., Class A	1.89%
Magnachip Semiconductor Corp.	1.69%
Rayonier Advanced Materials, Inc.	1.60%
Electromed, Inc.	1.58%

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	3.29%
Consumer Staples	3.35%
Real Estate	3.55%
Materials	5.50%
Industrials	8.86%
Energy	8.91%
Information Technology	9.56%
Consumer Discretionary	11.00%
Financials	19.14%
Health Care	26.84%

Ultra-Small Company Fund

Semi - Annual Shareholder Report - December 31, 2024

BRUSX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

Semi - Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about Bridgeway Ultra-Small Company Market Fund for the period of July 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Ultra-Small Company Market Fund

BRSIX

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K InvestmentFootnote Referencea
Ultra-Small Company Market Fund	$42	0.75%
Footnote	Description
Footnote[a]	Annualized.

How did the Fund perform for the last six months?

For the six-month period the Fund returned 20.01%, outperforming the Russell Microcap Index.

Top contributors to performance

The Fund’s investment universe focuses on the smallest stocks within the US stock market (the CRSP 10 universe). The Fund’s focus on the CRSP 10 universe contributed positively to relative results, as CRSP 10 stocks outperformed the Russell Microcap Index. On average, the Fund held about 83% of its assets in the CRSP 10 universe, versus roughly 13% for the benchmark.

Top detractors from performance

From a sector perspective, the Fund’s allocation effect was negative. Underweighting in the Information Technology and Financials sectors and overweighting in the Consumer Discretionary sector detracted the most from relative results.

How did the Fund perform over the past 10 years?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

Ultra-Small Company Market $18,036
Russell Microcap Index $19,254
Russell 3000 Index $32,604
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

	Ultra-Small Company Market 18,036	Russell Microcap Index 19,254	Russell 3000 Index 32,604
2014	10,000	10,000	10,000
2015	9,172	9,484	10,048
2016	11,141	11,416	11,327
2017	12,530	12,919	13,721
2018	10,385	11,229	13,002
2019	11,977	13,748	17,035
2020	15,035	16,629	20,593
2021	18,390	19,845	25,877
2022	14,086	15,488	20,907
2023	15,695	16,933	26,334
2024	18,036	19,254	32,604

Key Fund Statistics

Total Net Assets	$180,478,295
# of Portfolio Holdings	551
Portfolio Turnover Rate	21%
Advisory Fees Paid	$413,457

Average Annual Total Returns

Fund	6 Months	1 Year	5 Years	10 Years
Ultra-Small Company Market	20.01%	14.92%	8.53%	6.08%
Russell 3000 Index	9.03%	23.81%	13.86%	12.55%
Russell Microcap Index	14.67%	13.70%	6.97%	6.77%

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data represents past performance and does not predict or guarantee future results.The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements. Call 800-661-3550 or visit www.bridgewayfunds.com/resources/fund-documents  for the most recent month-end performance.

What did the Fund invest in?

Asset Class Weightings (% of Net Assets)

Common Stocks	99.92%
Rights	0.01%
Warrants	0.00%
Money Market Fund	0.05%
Investments Purchased With Cash Proceeds From Securities Lending	9.27%
Liabilities in Excess of Other Assets	-9.25%

Top Ten Holdings (% of Net Assets)

Natural Gas Services Group, Inc.	0.86%
D-Wave Quantum, Inc.	0.84%
Omeros Corp.	0.83%
Kodiak Sciences, Inc.	0.77%
AMREP Corp.	0.62%
RealReal, Inc. (The)	0.61%
Perma-Pipe International Holdings, Inc.	0.57%
C&F Financial Corp.	0.55%
L B Foster Co., Class A	0.54%
CSP, Inc.	0.53%

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	2.73%
Consumer Staples	2.44%
Materials	3.49%
Communication Services	3.71%
Energy	5.30%
Information Technology	11.89%
Consumer Discretionary	13.01%
Industrials	13.27%
Financials	18.38%
Health Care	25.78%

Ultra-Small Company Market Fund

Semi - Annual Shareholder Report - December 31, 2024

BRSIX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The semi-annual financial statements are attached herewith.

A no-load mutual fund family

Financial Statements and Other information December 31, 2024 (Unaudited)

AGGRESSIVE INVESTORS 1	BRAGX

ULTRA-SMALL COMPANY	BRUSX

(Open to Existing Investors — Direct Only)

ULTRA-SMALL COMPANY MARKET	BRSIX

SMALL-CAP VALUE	BRSVX

OMNI SMALL-CAP VALUE	BOSVX

GLOBAL OPPORTUNITIES	BRGOX

bridgewayfunds.com

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of December 31, 2024

Industry Company	Shares	Value

COMMON STOCKS - 99.69%

Communication Services - 6.42%
Alphabet, Inc., Class A	20,400	$3,861,720
Electronic Arts, Inc.	12,000	1,755,600
Meta Platforms, Inc., Class A	6,800	3,981,468
Spotify Technology SA*	7,000	3,131,660

		12,730,448

Consumer Discretionary - 14.70%
Airbnb, Inc., Class A*	15,000	1,971,150
Amazon.com, Inc.*	17,200	3,773,508
Booking Holdings, Inc.	800	3,974,736
Carvana Co.*	15,000	3,050,400
Cava Group, Inc.*	22,000	2,481,600
Dick’s Sporting Goods, Inc.	5,000	1,144,200
eBay, Inc.	25,000	1,548,750
Expedia Group, Inc.*	7,800	1,453,374
General Motors Co.	76,000	4,048,520
PulteGroup, Inc.	12,700	1,383,030
Royal Caribbean Cruises, Ltd.	6,300	1,453,347
Tapestry, Inc.+	30,700	2,005,631
Toll Brothers, Inc.	6,900	869,055

		29,157,301

Consumer Staples - 5.20%
Bunge Global SA	24,600	1,912,896
Costco Wholesale Corp.	4,200	3,848,334
Kimberly-Clark Corp.	7,000	917,280
Maplebear, Inc.*	44,000	1,822,480
Pilgrim’s Pride Corp.*+	40,000	1,815,600

		10,316,590

Energy - 5.70%
Cheniere Energy, Inc.	9,600	2,062,752
HF Sinclair Corp.	28,000	981,400
Marathon Petroleum Corp.	17,000	2,371,500
Occidental Petroleum Corp.+	19,300	953,613
Ovintiv, Inc.	25,000	1,012,500
Targa Resources Corp.	10,500	1,874,250
Valero Energy Corp.	16,700	2,047,253

		11,303,268

Financials - 13.54%
American Express Co.	7,000	2,077,530
American International Group, Inc.	12,000	873,600
Ameriprise Financial, Inc.	3,400	1,810,262

Industry Company	Shares	Value

Financials (continued)
Apollo Global Management, Inc.	7,800	$1,288,248
Arch Capital Group, Ltd.	10,000	923,500
Citizens Financial Group, Inc.	50,800	2,223,008
East West Bancorp, Inc.	12,300	1,177,848
First Horizon Corp.	52,000	1,047,280
Globe Life, Inc.	18,000	2,007,360
LPL Financial Holdings, Inc.	6,300	2,057,013
Northern Trust Corp.	17,000	1,742,500
PayPal Holdings, Inc.*	12,800	1,092,480
Prudential Financial, Inc.	15,800	1,872,774
Regions Financial Corp.	40,000	940,800
Synchrony Financial	43,300	2,814,500
U.S. Bancorp	40,000	1,913,200
Webster Financial Corp.	18,300	1,010,526

		26,872,429

Health Care - 9.61%
Cencora, Inc.	13,700	3,078,116
DaVita, Inc.*	9,000	1,345,950
Exelixis, Inc.*	50,000	1,665,000
Hologic, Inc.*	29,100	2,097,819
Johnson & Johnson	17,500	2,530,850
Merck & Co., Inc.	22,000	2,188,560
Molina Healthcare, Inc.*	6,700	1,950,035
Tenet Healthcare Corp.*	12,000	1,514,760
UnitedHealth Group, Inc.	1,800	910,548
Veeva Systems, Inc., Class A*	8,500	1,787,125

		19,068,763

Industrials - 8.83%
Automatic Data Processing, Inc.	9,000	2,634,570
Axon Enterprise, Inc.*	4,500	2,674,440
Caterpillar, Inc.	4,500	1,632,420
EMCOR Group, Inc.	6,000	2,723,400
Howmet Aerospace, Inc.	20,000	2,187,400
Lockheed Martin Corp.	3,200	1,555,008
United Airlines Holdings, Inc.*	19,500	1,893,450
Vertiv Holdings Co., Class A	19,500	2,215,395

		17,516,083

Information Technology - 28.73%
Adobe, Inc.*	1,900	844,892
Apple, Inc.	25,000	6,260,500

2	bridgewayfunds.com

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Industry Company	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Applied Materials, Inc.	11,000	$1,788,930
AppLovin Corp., Class A*	16,400	5,310,812
Broadcom, Inc.	10,000	2,318,400
Cadence Design Systems, Inc.*	5,900	1,772,714
Check Point Software Technologies, Ltd.*	13,000	2,427,100
Dropbox, Inc., Class A*	53,800	1,616,152
F5, Inc.*	9,500	2,388,965
Fair Isaac Corp.*	1,000	1,990,930
Guidewire Software, Inc.*	5,500	927,190
Jabil, Inc.	8,000	1,151,200
Keysight Technologies, Inc.*	4,500	722,835
KLA Corp.	2,700	1,701,324
Microsoft Corp.	13,600	5,732,400
NetApp, Inc.	21,100	2,449,288
NVIDIA Corp.	71,000	9,534,590
Palantir Technologies, Inc., Class A*	45,700	3,456,291
Salesforce, Inc.	3,400	1,136,722
Tyler Technologies, Inc.*	3,252	1,875,234
VeriSign, Inc.*	7,700	1,593,592

		57,000,061

Materials - 2.46%
CF Industries Holdings, Inc.	25,700	2,192,724
Nucor Corp.	10,300	1,202,113
Steel Dynamics, Inc.	13,000	1,482,910

		4,877,747

Real Estate - 0.91%
Jones Lang LaSalle, Inc.*	7,100	1,797,294

Utilities - 3.59%
NRG Energy, Inc.	23,000	2,075,060
Vistra Corp.	36,600	5,046,042

		7,121,102

TOTAL COMMON STOCKS - 99.69%		197,761,086

(Cost $139,479,753)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.23%
Fidelity Investments Money Market Government Portfolio Class I	4.38%	458,311	$458,311

TOTAL MONEY MARKET FUND - 0.23%			458,311

(Cost $458,311)

TOTAL INVESTMENTS - 99.92%			$198,219,397
(Cost $139,938,064)
Other Assets in Excess of Liabilities - 0.08%			164,175

NET ASSETS - 100.00%			$198,383,572

*	Non-income producing security.
^	Rate disclosed as of December 31, 2024.
+

This security or a portion of the security is out on loan as of December 31, 2024. Total loaned securities had a value of $4,774,844 as of December 31, 2024. See Note 2 for disclosure of cash and non-cash collateral.

Semi-Annual Report | December 31, 2024 (Unaudited)	3

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Summary of inputs used to value the Fund’s investments as of 12/31/2024:

		Valuation Inputs
		Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks (a)	$197,761,086	$–	$–	$197,761,086
Money Market Fund	458,311	–	–	458,311

TOTAL	$198,219,397	$–	$–	$198,219,397

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

See Notes to Financial Statements.

4	bridgewayfunds.com

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of December 31, 2024

Industry Company	Shares	Value

COMMON STOCKS - 99.38%
Communication Services - 2.46%
Cumulus Media, Inc., Class A*	23,800	$15,541
Harte Hanks, Inc.*	8,246	42,467
iHeartMedia, Inc., Class A*	231,481	458,332
Innovid Corp.*	114,529	353,895
Outbrain, Inc.*	177,438	1,274,005
Playstudios, Inc.*	57,300	106,578
Zedge, Inc., Class B*	16,700	44,923

		2,295,741

Consumer Discretionary - 11.00%
1stdibs.com, Inc.*	34,600	122,484
Alliance Entertainment Holding Corp.*	12,200	110,532
AMCON Distributing Co.	2,180	279,389
American Outdoor Brands, Inc.*	8,400	128,016
American Public Education, Inc.*	16,893	364,382
Aterian, Inc.*	8,860	21,264
BARK, Inc.*+	548,200	1,008,688
Beachbody Co., Inc. (The)*	6,109	37,570
Cato Corp. (The), Class A	52,610	205,179
Destination XL Group, Inc.*	97,000	260,930
Duluth Holdings, Inc., Class B*	10,000	30,900
Educational Development Corp.*	55,700	91,905
Envela Corp.*	10,000	71,800
Fossil Group, Inc.*	213,300	356,211
Full House Resorts, Inc.*+	22,300	90,984
GAN, Ltd.*	87,289	158,866
GoPro, Inc., Class A*	390,000	425,100
JAKKS Pacific, Inc.*	8,872	249,747
Kandi Technologies Group, Inc.*	85,446	102,535
Lands’ End, Inc.*	2,900	38,106
Lifetime Brands, Inc.	8,800	52,008
Lincoln Educational Services Corp.*	23,679	374,602
Live Ventures, Inc.*	11,878	110,822
Movado Group, Inc.	61,553	1,211,363
Nathan’s Famous, Inc.	700	55,027
RealReal, Inc. (The)*	318,500	3,481,205
RumbleON, Inc., Class B*	34,840	189,181
Tilly’s, Inc., Class A*	36,888	156,774
Universal Electronics, Inc.*	22,845	251,295
Vacasa, Inc., Class A*+	43,932	215,267

		10,252,132

Industry Company	Shares	Value

Consumer Staples - 3.35%
Beauty Health Co. (The)*+	1,211,600	$1,926,444
Farmer Bros Co.*	16,300	29,340
Lifevantage Corp.	31,906	559,312
Mannatech, Inc.*	23,388	322,754
Natural Alternatives International, Inc.*	45,300	194,337
Natural Health Trends Corp.	7,600	35,112
Nature’s Sunshine Products, Inc.*	3,300	48,378

		3,115,677

Energy - 8.91%
Amplify Energy Corp.*	217,400	1,304,400
Barnwell Industries, Inc.*	80,030	120,845
DMC Global, Inc.*+	143,400	1,053,990
Epsilon Energy, Ltd.	225,397	1,399,715
Evolution Petroleum Corp.+	19,033	99,543
Forum Energy Technologies, Inc.*	6,600	102,234
Gran Tierra Energy, Inc.*	92,593	669,447
Hallador Energy Co.*+	51,100	585,095
KLX Energy Services Holdings, Inc.*+	73,872	367,883
PHX Minerals, Inc.	22,880	91,520
PrimeEnergy Resources Corp.*	3,100	680,729
Ranger Energy Services, Inc., Class A	86,856	1,344,531
Ring Energy, Inc.*+	300,000	408,000
Smart Sand, Inc.	30,618	68,891

		8,296,823

Financials - 19.14%
ACRES Commercial Realty Corp.*	3,800	61,370
AG Mortgage Investment Trust, Inc.	104,126	692,438
AmeriServ Financial, Inc.	12,500	32,750
Ames National Corp.	16,500	271,095
Atlantic American Corp.	72,015	108,022
Bank of Marin Bancorp	61,766	1,468,178
Bank7 Corp.	2,700	125,982
Bankwell Financial Group, Inc.	2,200	68,530
BayCom Corp.	3,900	104,676
C&F Financial Corp.	1,100	78,375
CF Bankshares, Inc.	4,800	122,592
Chemung Financial Corp.	25,750	1,256,858
Citizens & Northern Corp.	3,500	65,100

Semi-Annual Report | December 31, 2024 (Unaudited)	5

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Citizens Community Bancorp, Inc.	42,700	$695,583
Colony Bankcorp, Inc.	5,865	94,661
Community West Bancshares	31,771	615,404
Consumer Portfolio Services, Inc.*	38,859	422,009
Dominari Holdings, Inc.*	19,000	18,932
Finward Bancorp	1,442	40,535
Finwise Bancorp*	9,700	155,006
First Community Corp.	10,637	255,288
First Western Financial, Inc.*	9,900	193,545
FS Bancorp, Inc.	9,871	405,303
FVCBankcorp, Inc.*	53,165	668,284
Investar Holding Corp.	23,165	508,703
LCNB Corp.	14,992	226,829
Manhattan Bridge Capital, Inc.	15,216	85,362
Meridian Corp.	7,843	107,528
MVB Financial Corp.	17,300	358,110
National Bankshares, Inc.	4,137	118,773
Northrim BanCorp, Inc.	2,400	187,056
Norwood Financial Corp.	4,414	120,083
Oak Valley Bancorp	35,664	1,043,172
OP Bancorp	44,550	704,335
Parke Bancorp, Inc.	11,568	237,260
Paysign, Inc.*	88,670	267,783
PCB Bancorp	3,100	62,744
Peoples Bancorp of North Carolina, Inc.	7,200	225,000
Pioneer Bancorp, Inc.*	15,600	179,712
Plumas Bancorp	1,551	73,300
Portman Ridge Finance Corp.	11,300	184,642
Primis Financial Corp.	67,900	791,714
Princeton Bancorp, Inc.	16,773	577,494
Sachem Capital Corp.	64,200	86,670
Security National Financial Corp., Class A*	146,193	1,758,702
Third Coast Bancshares, Inc.*	25,659	871,123
Timberland Bancorp, Inc.	19,071	581,856
Virginia National Bankshares Corp.	10,208	389,946
William Penn Bancorp	5,200	62,400

		17,830,813

Health Care - 26.84%
Aadi Bioscience, Inc.*+	115,400	364,087
Aclaris Therapeutics, Inc.*	83,300	206,584

Industry Company	Shares	Value

Health Care (continued)
Adicet Bio, Inc.*	810,300	$779,508
American Shared Hospital Services*	209,067	666,924
American Well Corp., Class A*	91,741	665,122
CareCloud, Inc.*	70,800	259,128
Chimerix, Inc.*	860,124	2,993,231
ClearPoint Neuro, Inc.*	66,992	1,030,337
Co.-Diagnostics, Inc.*	272,900	204,675
Codexis, Inc.*	36,400	173,628
Cumberland Pharmaceuticals, Inc.*+	133,068	315,371
CytomX Therapeutics, Inc.*	180,624	186,043
Design Therapeutics, Inc.*	89,700	553,449
Electromed, Inc.*	49,963	1,476,407
Eledon Pharmaceuticals, Inc.*	33,400	137,608
Eton Pharmaceuticals, Inc.*+	168,762	2,247,910
FONAR Corp.*	30,100	455,714
Generation Bio Co.*	91,600	97,096
Heron Therapeutics, Inc.*+	300,000	459,000
iCAD, Inc.*	74,600	136,518
Ikena Oncology, Inc.*	51,100	83,804
Inogen, Inc.*	108,851	998,164
iSpecimen, Inc.*	21,800	57,879
Joint Corp. (The)*	4,200	44,646
Kewaunee Scientific Corp.*	6,900	426,903
LifeMD, Inc.*	163,657	810,102
MEI Pharma, Inc.*	26,869	66,098
Milestone Scientific, Inc.*	213,700	205,152
Mural Oncology PLC*	29,300	94,346
Nektar Therapeutics*	1,292,100	1,201,653
Nevro Corp.*	121,500	451,980
OptimizeRx Corp.*	154,100	748,926
Opus Genetics, Inc.*	44,036	52,403
OraSure Technologies, Inc.*	125,000	451,250
Passage Bio, Inc.*	416,042	235,937
PMV Pharmaceuticals, Inc.*	69,900	105,549
Pro-Dex, Inc.*	1,700	79,475
Pyxis Oncology, Inc.*+	115,900	180,804
Quince Therapeutics, Inc.*+	33,495	62,636
Quipt Home Medical Corp.*	46,300	141,215
Retractable Technologies, Inc.*	59,500	40,960
Rigel Pharmaceuticals, Inc.*	16,920	284,594
Sagimet Biosciences, Inc., Class A*+	153,300	689,850

6	bridgewayfunds.com

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
Seer, Inc.*	580,943	$1,341,978
Semler Scientific, Inc.*+	20,676	1,116,504
SunLink Health Systems, Inc.*	192,800	169,664
Tourmaline Bio, Inc.*+	15,267	309,615
Vanda Pharmaceuticals, Inc.*	46,100	220,819
Vicarious Surgical, Inc., Class A*	11,800	155,288
VYNE Therapeutics, Inc.*	36,958	123,809
XBiotech, Inc.*	65,041	256,912
Y-mAbs Therapeutics, Inc.*+	49,900	390,717

		25,007,972

Industrials - 8.86%
Acme United Corp.	13,753	513,399
American Superconductor Corp.*+	26,791	659,862
Avalon Holdings Corp., Class A*	13,700	53,019
Blade Air Mobility, Inc.*	57,300	243,525
Byrna Technologies, Inc.*+	40,871	1,177,494
Civeo Corp.	11,500	261,280
DLH Holdings Corp.*	69,520	558,246
Eastern Co. (The)	3,500	92,890
Gencor Industries, Inc.*	8,500	150,025
Graham Corp.*	5,300	235,691
Hudson Global, Inc.*	10,958	143,002
Hudson Technologies, Inc.*	195,342	1,090,008
Hydrofarm Holdings Group, Inc.*	79,700	46,226
Mastech Digital, Inc.*	13,697	204,085
Matrix Service Co.*	12,800	153,216
Novusterra, Inc.*Δ#+	25,745	515
Perma-Fix Environmental Services, Inc.*+	20,300	224,721
Pioneer Power Solutions, Inc.	39,200	161,896
Quad/Graphics, Inc.	62,574	436,141
Radiant Logistics, Inc.*	5,700	38,190
Resources Connection, Inc.	40,700	347,171
Skillsoft Corp.*	31,040	743,718
Spire Global, Inc.*	6,307	88,740
Taylor Devices, Inc.*+	1,000	41,620
TrueBlue, Inc.*	64,300	540,120
Twin Disc, Inc.	4,401	51,712

		8,256,512

Industry Company	Shares	Value

Information Technology - 9.56%
Airgain, Inc.*	11,400	$80,484
Astrotech Corp.*	4,700	31,584
Backblaze, Inc., Class A*	30,000	180,600
ClearOne, Inc.	53,600	41,937
Coda Octopus Group, Inc.*	2,900	22,707
Consensus Cloud Solutions, Inc.*	59,000	1,407,740
eGain Corp.*	45,900	285,957
Issuer Direct Corp.*	5,268	47,096
Magnachip Semiconductor Corp.*	392,154	1,576,459
Marin Software, Inc.*	12,300	27,183
ON24, Inc.*	280,348	1,811,048
Red Violet, Inc.*	6,700	242,540
Rekor Systems, Inc.*+	65,800	102,648
ReposiTrak, Inc.+	39,186	867,186
RF Industries, Ltd.*	29,696	116,111
Rimini Street, Inc.*	339,200	905,664
SigmaTron International, Inc.*	70,800	126,024
Taitron Components, Inc., Class A+	68,200	175,274
Telos Corp.*	56,800	194,256
Turtle Beach Corp.*	7,200	124,632
Upland Software, Inc.*	113,100	490,854
WM Technology, Inc.*	36,600	50,508

		8,908,492

Materials - 5.50%
Ampco-Pittsburgh Corp.*	35,935	75,104
Arq, Inc.*	258,364	1,955,816
Core Molding Technologies, Inc.*	5,900	97,586
Flexible Solutions International, Inc.	55,300	199,633
Flotek Industries, Inc.*	19,600	186,788
Friedman Industries, Inc.	73,121	1,118,020
Rayonier Advanced Materials, Inc.*	180,900	1,492,425

		5,125,372

Real Estate - 3.55%
Alpine Income Property Trust, Inc.	67,794	1,138,261
AMREP Corp.*	22,298	700,157
Clipper Realty, Inc.	14,763	67,615
Douglas Elliman, Inc.*	836,716	1,397,316

		3,303,349

Semi-Annual Report | December 31, 2024 (Unaudited)	7

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Industry Company		Shares	Value

Common Stocks (continued)
Utilities - 0.21%
Cadiz, Inc.*+		38,100	$198,120

TOTAL COMMON STOCKS - 99.38%			92,591,003

(Cost $78,619,513)

RIGHTS - 0.00%
AVROBIO, Inc., CVR*Δ#+++		11,783	–
Enliven Therapeutics, Inc., CVR*Δ#+++		18,900	–

TOTAL RIGHTS - 0.00%			–

(Cost $ – )

WARRANTS - 0.00%
TurnOnGreen, Inc., expiring 04/13/28*		258,500	284

TOTAL WARRANTS - 0.00%			284

(Cost $ – )

Rate^		Shares	Value

MONEY MARKET FUND - 0.63%
Fidelity Investments Money Market Government Portfolio Class I	4.38%	589,346	589,346

TOTAL MONEY MARKET FUND - 0.63%			589,346

(Cost $589,346)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 5.16%
Dreyfus Institutional Preferred Government Money Market Fund**	4.43%	4,807,547	4,807,547

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 5.16%			4,807,547

(Cost $4,807,547)

TOTAL INVESTMENTS - 105.17%			$97,988,180
(Cost $84,016,406)

Liabilities in Excess of Other Assets - (5.17%)			(4,815,370)

NET ASSETS - 100.00%			$93,172,810

#	Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $515, which is 0.00% of total net assets.
Δ	Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.
*	Non-income producing security.
**	This security represents the investment of the cash collateral received in connection with securities out on loan as of December 31, 2024.
^	Rate disclosed as of December 31, 2024.
+

This security or a portion of the security is out on loan as of December 31, 2024. Total loaned securities had a value of $8,656,111 as of December 31, 2024. See Note 2 for disclosure of cash and non-cash collateral.

+++	No stated maturity date.

CVR - Contingent Value Right

PLC - Public Limited Company

8	bridgewayfunds.com

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Summary of inputs used to value the Fund’s investments as of 12/31/2024:

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks
Industrials	$8,255,997	$–	$515	$8,256,512
Other Industries (a)	84,334,491	–	–	84,334,491

Total Common Stocks	92,590,488	–	515	92,591,003
Rights	–	–	0	0
Warrants	284	–	–	284
Money Market Fund	589,346	–	–	589,346
Investments Purchased With Cash Proceeds From Securities Lending	4,807,547	–	–	4,807,547

TOTAL	$97,987,665	$–	$515	$97,988,180

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)

	Common Stocks	Rights	Total

Balance as of 06/30/2024	$515	$–	$515
Purchases/Issuances	–	0	0
Sales/Expirations	–	–	–
Return of Capital	–	–	–
Realized Gain/(Loss)	–	–	–
Change in unrealized Appreciation/(Depreciation)	–	–	–
Transfers in	–	–	–
Transfers out	–	–	–

Balance as of 12/31/2024	$515	$0	$515

Net change in unrealized Appreciation/(Depreciation) from investments held as of 12/31/2024	$–	$–	$–

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024 (Unaudited)	9

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of December 31, 2024

Industry Company	Shares	Value

COMMON STOCKS - 99.92%
Communication Services - 3.71%
Arena Group Holdings, Inc. (The)*	59,100	$79,194
Cardlytics, Inc.*+	112,000	415,520
comScore, Inc.*	12,635	73,788
Cumulus Media, Inc., Class A*	75,000	48,975
DHI Group, Inc.*	119,600	211,692
Entravision Communications Corp., Class A	168,000	394,800
Eventbrite, Inc., Class A*	150,000	504,000
EW Scripps Co. (The), Class A*	225,000	497,250
Gaia, Inc.*	43,400	194,866
Harte Hanks, Inc.*	20,000	103,000
iHeartMedia, Inc., Class A*	275,000	544,500
Kartoon Studios, Inc.*	30,400	17,936
KORE Group Holdings, Inc.*	44,740	144,063
Marchex, Inc., Class B*	124,500	217,875
Mega Matrix, Inc.*+	67,000	93,130
Moving Image Technologies, Inc.*	13,100	8,515
NII Holdings Escrow*Δ#	287,700	69,048
Outbrain, Inc.*	132,900	954,222
Playstudios, Inc.*	158,000	293,880
PSQ Holdings, Inc.*+	22,000	99,880
Saga Communications, Inc., Class A	22,216	245,043
System1, Inc.*	151,000	135,643
Townsquare Media, Inc., Class A	52,700	479,043
Travelzoo*	40,443	806,838
Zedge, Inc., Class B*	26,955	72,509

		6,705,210

Consumer Discretionary - 13.01%
1stdibs.com, Inc.*	103,000	364,620
Allurion Technologies, Inc.*	75,000	32,250
AMCON Distributing Co.+	1,900	243,504
American Outdoor Brands, Inc.*	35,007	533,507
American Public Education, Inc.*	41,000	884,370
Ark Restaurants Corp.	14,500	159,500
BARK, Inc.*+	358,235	659,152
Barnes & Noble Education, Inc.*	39,000	391,560
Bassett Furniture Industries, Inc.	18,644	257,847

Industry Company	Shares	Value

Consumer Discretionary (continued)
Big 5 Sporting Goods Corp.	75,000	$134,250
Brilliant Earth Group, Inc., Class A*	22,800	47,880
Canterbury Park Holding Corp.	11,689	245,586
CarParts.com, Inc.*	82,800	89,424
Cato Corp. (The), Class A+	42,000	163,800
Chegg, Inc.*	237,000	381,570
Children’s Place, Inc. (The)*+	25,000	261,500
Citi Trends, Inc.*	24,200	635,250
Clarus Corp.	100,000	451,000
ContextLogic, Inc., Class A*+	38,700	272,061
Cooper-Standard Holdings, Inc.*	32,500	440,700
Culp, Inc.*	28,000	164,360
Destination XL Group, Inc.*	127,500	342,975
Duluth Holdings, Inc., Class B*	75,287	232,637
Educational Development Corp.*	16,400	27,060
Emerson Radio Corp.*	47,100	19,782
Envela Corp.*+	77,400	555,732
Escalade, Inc.	34,508	492,774
Flanigan’s Enterprises, Inc.+	7,000	176,750
Flexsteel Industries, Inc.	14,900	809,666
Fossil Group, Inc.*	110,000	183,700
GEN Restaurant Group, Inc.*	9,700	72,556
GoPro, Inc., Class A*	325,000	354,250
Grove Collaborative Holdings*+	87,025	120,965
Hamilton Beach Brands Holding Co., Class A	18,000	302,940
Hooker Furnishings Corp.	26,864	376,365
Inspirato, Inc.*+	9,250	30,710
iRobot Corp.*+	60,000	465,000
JAKKS Pacific, Inc.*	21,090	593,683
Kirkland’s, Inc.*+	24,900	40,338
Lakeland Industries, Inc.	23,457	599,326
Lifetime Brands, Inc.	59,200	349,872
Lulu’s Fashion Lounge Holdings, Inc.*	112,900	127,577
Motorcar Parts of America, Inc.*	24,053	182,803
Nathan’s Famous, Inc.	5,200	408,772
Nerdy, Inc.*+	205,000	332,100
Noodles & Co.*	143,300	82,942
PetMed Express, Inc.*+	39,000	187,980
Potbelly Corp.*	60,000	565,200

10	bridgewayfunds.com

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Purple Innovation, Inc.*	295,000	$230,100
RealReal, Inc. (The)*	100,100	1,094,093
Red Robin Gourmet Burgers, Inc.*+	63,100	346,419
Regis Corp.*	3,458	82,024
Rent the Runway, Inc., Class A*+	5,000	42,500
Rocky Brands, Inc.	23,200	528,960
Sleep Number Corp.*+	25,000	381,000
Solid Power, Inc.*+	350,000	661,500
Solo Brands, Inc., Class A*	195,000	222,300
Sonder Holdings, Inc.*+	50,000	159,000
Sportsman’s Warehouse Holdings, Inc.*	77,700	207,459
Star Equity Holdings, Inc.*	10,678	24,132
Stitch Fix, Inc., Class A*+	71,000	306,010
Strattec Security Corp.*	11,100	457,320
Superior Group of Cos., Inc.	42,891	708,988
Superior Industries International, Inc.*	102,500	209,100
Sypris Solutions, Inc.*	59,404	105,739
ThredUp, Inc., Class A*	125,000	173,750
Tilly’s, Inc., Class A*	84,300	358,275
Unifi, Inc.*	60,000	375,000
United Homes Group, Inc.*+	15,000	63,450
Universal Electronics, Inc.*	31,900	350,900
Vacasa, Inc., Class A*+	25,000	122,500
Vera Bradley, Inc.*	93,700	368,241
Vince Holding Corp.*	41,263	150,197
VOXX International Corp.*	35,400	261,252
Wag! Group Co.*	147,000	35,030
Weyco Group, Inc.	16,000	600,800

		23,474,185

Consumer Staples - 2.44%
Alico, Inc.	24,550	636,581
Bridgford Foods Corp.*+	21,900	230,169
Farmer Bros Co.*	26,400	47,520
Honest Co., Inc. (The)*	46,200	320,166
Laird Superfood, Inc.*	15,000	118,200
Lifeway Foods, Inc.*	37,401	927,545
Local Bounti Corp.*	16,538	34,234
Mannatech, Inc.*	6,676	92,129
Medifast, Inc.*	20,000	352,400
Natural Alternatives International, Inc.*	31,610	135,607
Natural Grocers by Vitamin Cottage, Inc.	5,200	206,544

Industry Company	Shares	Value

Consumer Staples (continued)
Rocky Mountain Chocolate Factory, Inc.*	20,466	$49,323
United-Guardian, Inc.	13,466	129,947
Village Super Market, Inc., Class A	20,500	653,745
Zevia PBC, Class A*	110,600	463,414

		4,397,524

Energy - 5.30%
Aemetis, Inc.*+	90,500	243,445
Amplify Energy Corp.*	90,000	540,000
Barnwell Industries, Inc.*	35,000	52,850
DMC Global, Inc.*	55,000	404,250
Evolution Petroleum Corp.	75,800	396,434
Forum Energy Technologies, Inc.*	23,300	360,917
FutureFuel Corp.	99,200	524,768
Geospace Technologies Corp.*+	35,000	350,700
Gran Tierra Energy, Inc.*+	90,000	650,700
Gulf Island Fabrication, Inc.*	65,348	445,020
Houston American Energy Corp.*	28,000	36,120
KLX Energy Services Holdings, Inc.*	51,702	257,476
Mammoth Energy Services, Inc.*	125,000	375,000
Mexco Energy Corp.	8,000	90,240
NACCO Industries, Inc., Class A	13,470	401,675
Natural Gas Services Group, Inc.*	58,102	1,557,134
Nine Energy Service, Inc.*+	92,700	103,824
Oil States International, Inc.*	125,000	632,500
PEDEVCO Corp.*	225,000	175,050
PHX Minerals, Inc.	120,200	480,800
Ranger Energy Services, Inc., Class A	44,700	691,956
Ring Energy, Inc.*+	68,650	93,364
SEACOR Marine Holdings, Inc.*	62,000	406,720
Smart Sand, Inc.	133,200	299,700

		9,570,643

Financials - 18.38%
Advanced Flower Capital, Inc.	58,500	487,305
AmeriServ Financial, Inc.	84,171	220,528

Semi-Annual Report | December 31, 2024 (Unaudited)	11

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Associated Capital Group, Inc., Class A	10,000	$342,595
Atlantic American Corp.#	116,256	174,384
Auburn National BanCorp, Inc.	7,500	176,175
Bakkt Holdings, Inc.*+	11,900	294,763
Bank7 Corp.	5,354	249,818
BankFinancial Corp.	30,600	388,467
Bankwell Financial Group, Inc.	16,805	523,476
BayCom Corp.	28,300	759,572
BCB Bancorp, Inc.	29,300	346,912
Blue Foundry Bancorp*	20,000	196,200
Blue Ridge Bankshares, Inc.*+	128,900	415,058
C&F Financial Corp.	13,890	989,663
CB Financial Services, Inc.	10,000	285,800
Chemung Financial Corp.	10,298	502,645
Citizens Community Bancorp, Inc.	23,600	384,444
Citizens, Inc.*+	110,331	442,427
Cohen & Co., Inc.	4,500	46,575
Colony Bankcorp, Inc.	45,076	727,527
Consumer Portfolio Services, Inc.*	60,500	657,030
Eagle Bancorp Montana, Inc.	19,521	299,257
eHealth, Inc.*	55,000	517,000
ESSA Bancorp, Inc.	22,143	431,789
Evans Bancorp, Inc.	9,200	398,360
Finwise Bancorp*	24,800	396,304
First Guaranty Bancshares, Inc.	16,856	191,484
First Internet Bancorp	19,500	701,805
First Northwest Bancorp	15,000	153,000
First United Corp.	23,292	785,173
First Western Financial, Inc.*	20,851	407,637
Fundamental Global, Inc.*	1,520	35,325
Great Elm Group, Inc.*	49,597	89,771
Hanover Bancorp, Inc.+	14,000	322,770
Hawthorn Bancshares, Inc.	16,148	457,796
Heritage Insurance Holdings, Inc.*	59,000	713,900
HomeStreet, Inc.*	25,000	285,500
Investar Holding Corp.	25,300	555,588
Katapult Holdings, Inc.*	12,416	83,994
Kingsway Financial Services, Inc.*	49,000	410,130
Lake Shore Bancorp, Inc.	14,094	193,088
Landmark Bancorp, Inc.	9,045	217,170
LendingTree, Inc.*	7,500	290,625

Industry Company	Shares	Value

Financials (continued)
Magyar Bancorp, Inc.	12,579	$182,270
Marygold Cos., Inc. (The)*	79,767	140,390
MBIA, Inc.	115,000	742,900
Medallion Financial Corp.	61,744	579,776
Meridian Corp.	34,200	468,882
Northrim BanCorp, Inc.	5,195	404,898
Norwood Financial Corp.	16,095	437,864
Ohio Valley Banc Corp.	13,000	314,730
Onity Group, Inc.*	19,716	605,478
OP Bancorp	38,000	600,780
Oportun Financial Corp.*	70,000	271,600
OppFi, Inc.+	35,000	268,100
Patriot National Bancorp, Inc.*	8,500	15,640
PCB Bancorp	30,000	607,200
Penns Woods Bancorp, Inc.	23,866	725,288
Peoples Bancorp of North Carolina, Inc.	17,230	538,438
Ponce Financial Group, Inc.*	50,699	659,087
Primis Financial Corp.	36,557	426,255
Princeton Bancorp, Inc.	14,666	504,950
Provident Financial Holdings, Inc.	18,817	299,378
Riverview Bancorp, Inc.	39,506	226,764
Security National Financial Corp., Class A*	76,503	920,331
Selectquote, Inc.*	150,000	558,000
Silvercrest Asset Management Group, Inc., Class A	24,602	452,431
Southern First Bancshares, Inc.*	16,300	647,925
Southern States Bancshares, Inc.	20,000	666,200
Summit State Bank+	32,820	250,745
Sunrise Realty Trust, Inc.+	14,166	199,457
SWK Holdings Corp.*	25,000	396,500
Timberland Bancorp, Inc.	23,900	729,189
Union Bankshares, Inc.	14,951	432,233
United Security Bancshares	33,000	333,300
USCB Financial Holdings, Inc.	17,500	310,625
Usio, Inc.*	90,000	131,400
Waterstone Financial, Inc.	40,647	546,296
Western New England Bancorp, Inc.	68,844	633,365

12	bridgewayfunds.com

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Westwood Holdings Group, Inc.	27,500	$399,025

		33,176,520

Health Care - 25.78%
2seventy bio, Inc.*+	130,000	382,200
Accuray, Inc.*	201,100	398,178
Aclaris Therapeutics, Inc.*	197,019	488,607
Acrivon Therapeutics, Inc.*	73,000	439,460
Actinium Pharmaceuticals, Inc.*	75,000	94,500
Acumen Pharmaceuticals, Inc.*	132,000	227,040
Adicet Bio, Inc.*	216,300	208,081
AEON Biopharma, Inc.*	50,000	27,000
Aerovate Therapeutics, Inc.*+	60,000	159,000
Akoya Biosciences, Inc.*+	105,600	241,824
Allakos, Inc.*	205,600	248,776
Alpha Teknova, Inc.*+	110,000	918,500
ALX Oncology Holdings, Inc.*	75,000	125,250
American Shared Hospital Services*	33,700	107,503
American Well Corp., Class A*	5,000	36,250
Amylyx Pharmaceuticals, Inc.*	146,500	553,770
AN2 Therapeutics, Inc.*	161,300	222,594
AngioDynamics, Inc.*	33,500	306,860
Annovis Bio, Inc.*+	21,000	105,630
Apyx Medical Corp.*	135,300	213,774
Armata Pharmaceuticals, Inc.*	66,382	122,807
Assembly Biosciences, Inc.*	13,750	216,975
Atara Biotherapeutics, Inc.*	14,000	186,340
Atea Pharmaceuticals, Inc.*	33,300	111,555
BioAtla, Inc.*	90,000	53,208
Biodesix, Inc.*	391,311	598,706
Biomea Fusion, Inc.*+	33,300	129,204
Black Diamond Therapeutics, Inc.*	142,000	303,880
Bolt Biotherapeutics, Inc.*	60,200	32,213
Boundless Bio, Inc.*	50,000	145,000
Butterfly Network, Inc.*	173,000	539,760
Cabaletta Bio, Inc.*+	87,675	199,022
Calidi Biotherapeutics, Inc.*	10,000	11,500
Candel Therapeutics, Inc.*+	74,895	650,089
CareCloud, Inc.*	42,363	155,049

Industry Company	Shares	Value

Health Care (continued)
Caribou Biosciences, Inc.*	200,000	$318,000
CEL-SCI Corp.*+	112,000	44,789
Century Therapeutics, Inc.*	243,800	246,238
Chimerix, Inc.*	205,790	716,149
Clearside Biomedical, Inc.*	255,000	242,250
Codexis, Inc.*	197,000	939,690
Cognition Therapeutics, Inc.*	31,874	22,353
Coherus Biosciences, Inc.*+	203,000	280,140
CorMedix, Inc.*+	7,500	60,750
Corvus Pharmaceuticals, Inc.*+	40,000	214,000
Cumberland Pharmaceuticals, Inc.*	49,887	118,232
CVRx, Inc.*+	49,600	628,432
CytomX Therapeutics, Inc.*	151,000	155,530
Design Therapeutics, Inc.*+	34,600	213,482
DIH Holdings US, Inc.*	25,000	34,250
Editas Medicine, Inc.*	150,000	190,500
Electromed, Inc.*	27,000	797,850
Elevation Oncology, Inc.*	93,563	52,638
Emergent BioSolutions, Inc.*	72,500	693,100
Enanta Pharmaceuticals, Inc.*	45,000	258,750
Enzo Biochem, Inc.+	175,200	125,145
Eton Pharmaceuticals, Inc.*	67,700	901,764
Exagen, Inc.*	20,000	82,000
Fibrobiologics, Inc.*+	25,000	50,000
Foghorn Therapeutics, Inc.*	32,500	153,400
Fractyl Health, Inc.*	137,000	282,220
Fulcrum Therapeutics, Inc.*+	140,000	658,000
Gain Therapeutics, Inc.*	30,004	64,809
Generation Bio Co.*	150,000	159,000
Gossamer Bio, Inc.*	535,000	483,961
Harvard Bioscience, Inc.*	127,017	268,006
HCW Biologics, Inc.*	34,700	15,480
Hyperfine, Inc.*	132,800	116,864
Ikena Oncology, Inc.*	100,000	164,000
Immuneering Corp., Class A*+	49,849	109,668
Immunic, Inc.*	215,000	215,000
Incannex Healthcare, Inc.*	25,000	53,000
InfuSystem Holdings, Inc.*	89,800	758,810
Inhibrx Biosciences, Inc.*	6,500	100,100
Inogen, Inc.*	51,700	474,089
Inozyme Pharma, Inc.*	75,000	207,750
Invivyd, Inc.*	297,500	131,822
IO Biotech, Inc.*	174,000	160,080

Semi-Annual Report | December 31, 2024 (Unaudited)	13

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
IRIDEX Corp.*	70,000	$117,600
Karyopharm Therapeutics, Inc.*	239,500	161,974
Kewaunee Scientific Corp.*	13,200	816,684
Kodiak Sciences, Inc.*	139,200	1,385,040
Kronos Bio, Inc.*	118,927	112,981
Kyverna Therapeutics, Inc.*+	80,000	299,200
Lexeo Therapeutics, Inc.*+	65,000	427,700
Lifecore Biomedical, Inc.*+	76,900	571,367
LifeMD, Inc.*+	105,500	522,225
Lineage Cell Therapeutics, Inc.*	417,900	209,995
MacroGenics, Inc.*	100,000	325,000
MAIA Biotechnology, Inc.*+	45,700	90,486
MediciNova, Inc.*	120,247	252,519
Metagenomi, Inc.*	92,200	332,842
Milestone Scientific, Inc.*	149,500	143,520
ModivCare, Inc.*+	25,000	296,000
Multiplan Corp.*+	30,000	443,400
Myomo, Inc.*	67,500	434,700
NanoViricides, Inc.*+	44,039	62,976
Neuronetics, Inc.*	45,205	72,780
NeuroPace, Inc.*	28,400	317,796
Nevro Corp.*	90,000	334,800
NextCure, Inc.*	65,900	50,809
Nkarta, Inc.*	20,000	49,800
Omega Therapeutics, Inc.*	64,000	47,718
Omeros Corp.*+	151,600	1,497,808
Optinose, Inc.*	15,713	104,965
Outset Medical, Inc.*	100,000	111,000
Ovid therapeutics, Inc.*	86,500	80,765
Owlet, Inc.*	25,225	112,251
Palatin Technologies, Inc.*	1,686	1,871
Passage Bio, Inc.*	140,100	79,451
PepGen, Inc.*	95,800	363,082
Performant Healthcare, Inc.*	203,300	613,966
Personalis, Inc.*	85,600	494,768
PMV Pharmaceuticals, Inc.*	124,400	187,844
Prelude Therapeutics, Inc.*+	107,500	137,062
Protalix BioTherapeutics, Inc.*+	180,000	338,400
Protara Therapeutics, Inc.*+	25,000	132,000
Pulmonx Corp.*	61,000	414,190
Puma Biotechnology, Inc.*	103,300	315,065
Pyxis Oncology, Inc.*+	150,595	234,928
Quantum-Si, Inc.*+	290,000	783,000
Quince Therapeutics, Inc.*+	58,822	109,997

Industry Company	Shares	Value

Health Care (continued)
Rallybio Corp.*	87,400	$83,904
Rani Therapeutics Holdings, Inc., Class A*+	56,500	77,405
RAPT Therapeutics, Inc.*	125,000	197,500
Relmada Therapeutics, Inc.*	72,600	37,752
Retractable Technologies, Inc.*	71,700	49,358
Rigel Pharmaceuticals, Inc.*	45,000	756,900
Sagimet Biosciences, Inc., Class A*+	68,900	310,050
Sangamo Therapeutics, Inc.*	100,000	102,000
scPharmaceuticals, Inc.*+	101,300	358,602
SCYNEXIS, Inc.*	134,500	162,745
Seer, Inc.*	141,700	327,327
Sensei Biotherapeutics, Inc.*	47,900	23,476
Sera Prognostics, Inc., Class A*	86,105	700,895
Seres Therapeutics, Inc.*+	250,000	207,750
Shattuck Labs, Inc.*	74,300	89,903
Sight Sciences, Inc.*	90,533	329,540
Skye Bioscience, Inc.*	72,000	203,760
Solid Biosciences, Inc.*	100,071	400,284
Spero Therapeutics, Inc.*	134,800	138,844
Spruce Biosciences, Inc.*	34,900	14,658
Stereotaxis, Inc.*+	187,100	426,588
SunLink Health Systems, Inc.*	25,000	22,000
Sutro Biopharma, Inc.*	186,200	342,608
Tectonic Therapeutic, Inc.*	14,068	649,520
Tela Bio, Inc.*+	50,000	151,000
Tenaya Therapeutics, Inc.*+	224,400	320,892
TherapeuticsMD, Inc.*	34,000	29,243
Trevi Therapeutics, Inc.*	172,881	712,270
TriSalus Life Sciences, Inc.*+	65,000	325,650
TruBridge, Inc.*	40,000	788,800
TScan Therapeutics, Inc.*	103,300	314,032
UNITY Biotechnology, Inc.*	50,000	48,820
Vanda Pharmaceuticals, Inc.*	120,000	574,800
Ventyx Biosciences, Inc.*	200,000	438,000
Verrica Pharmaceuticals, Inc.*+	50,000	35,000
Vigil Neuroscience, Inc.*+	97,164	165,179
VolitionRX, Ltd.*	18,080	10,848
Vor BioPharma, Inc.*	130,700	145,077
Werewolf Therapeutics, Inc.*	107,586	159,227

14	bridgewayfunds.com

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
Xilio Therapeutics, Inc.*	71,081	$67,882
XOMA Royalty Corp.*	25,000	657,000
Xtant Medical Holdings, Inc.*	279,000	123,597
Zentalis Pharmaceuticals, Inc.*	175,000	530,250

		46,525,457

Industrials - 13.27%
Acme United Corp.	11,535	430,601
Air Industries Group*	4,000	16,280
Alpha Pro Tech, Ltd.*	52,900	279,841
Alta Equipment Group, Inc.+	80,000	523,200
Amprius Technologies, Inc.*+	195,000	546,000
Avalon Holdings Corp., Class A*	3,900	15,093
Babcock & Wilcox Enterprises, Inc.*	211,600	347,024
BGSF, Inc.	27,400	143,576
BlackSky Technology, Inc.*	57,750	623,122
Bridger Aerospace Group Holdings, Inc.*+	105,700	225,141
Chicago Rivet & Machine Co.	8,000	126,720
Commercial Vehicle Group, Inc.*	90,000	223,200
Complete Solaria, Inc.*+	134,500	240,755
CompX International, Inc.+	31,700	828,955
CPI Aerostructures, Inc.*	21,200	85,860
Desktop Metal, Inc., Class A*	38,500	90,090
Eastern Co. (The)	21,200	562,648
Energy Vault Holdings, Inc.*+	378,000	861,840
Espey Mfg. & Electronics Corp.	9,108	274,606
FiscalNote Holdings, Inc.*	225,000	240,750
FreightCar America, Inc.*	50,000	448,000
Freyr Battery, Inc.*+	300,000	774,000
Gencor Industries, Inc.*	29,200	515,380
GrafTech International, Ltd.*	100,000	173,000
Graham Corp.*	13,495	600,123
Hudson Global, Inc.*	10,942	142,793
Hurco Cos., Inc.	16,500	318,285
Hydrofarm Holdings Group, Inc.*	96,500	55,970
Hyliion Holdings Corp.*	42,500	110,925
Innodata, Inc.*+	8,355	330,189
INNOVATE Corp.*	45,000	222,300

Industry Company	Shares	Value

Industrials (continued)
Innovative Solutions and Support, Inc.*	80,400	$686,616
L B Foster Co., Class A*	36,200	973,780
Mastech Digital, Inc.*	35,544	529,606
Matrix Service Co.*	25,000	299,250
Mayville Engineering Co., Inc.*	15,258	239,856
Mistras Group, Inc.*	78,100	707,586
Nikola Corp.*	25,000	29,750
NN, Inc.*	114,103	373,117
Orion Group Holdings, Inc.*	55,100	403,883
Palladyne AI Corp.*+	60,400	741,108
Perma-Pipe International Holdings, Inc.*	69,100	1,033,045
Quad/Graphics, Inc.	76,169	530,898
Radiant Logistics, Inc.*	50,300	337,010
RCM Technologies, Inc.*	36,742	814,203
Servotronics, Inc.*+	16,653	176,522
SIFCO Industries, Inc.*	10,624	37,662
Skillsoft Corp.*	18,000	431,280
SolarMax Technology, Inc.*+	50,000	81,000
Southland Holdings, Inc.*+	118,000	383,500
Spire Global, Inc.*+	60,000	844,200
Surf Air Mobility, Inc.*	25,000	134,750
Team, Inc.*	10,000	126,800
TPI Composites, Inc.*+	110,000	207,900
TrueBlue, Inc.*	58,000	487,200
TTEC Holdings, Inc.	82,000	409,180
Twin Disc, Inc.	58,100	682,675
Ultralife Corp.*	62,400	464,880
Virco Mfg. Corp.	45,800	469,450
Virgin Galactic Holdings, Inc.*+	35,000	205,800
Willis Lease Finance Corp.	3,487	723,727

		23,942,501

Information Technology - 11.89%
8x8, Inc.*	280,000	747,600
908 Devices, Inc.*	85,500	188,100
Aeva Technologies, Inc.*+	75,000	356,250
Airship AI Holdings, Inc.*+	50,000	313,000
Amtech Systems, Inc.*	34,600	188,570
Arteris, Inc.*	70,500	718,395
AstroNova, Inc.*	35,500	426,355
Aviat Networks, Inc.*	27,900	505,269
Aware, Inc.*	50,000	97,500
AXT, Inc.*	153,000	332,010
Backblaze, Inc., Class A*	79,500	478,590
BK Technologies Corp.*	9,144	313,548

Semi-Annual Report | December 31, 2024 (Unaudited)	15

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Climb Global Solutions, Inc.	4,277	$542,110
CommScope Holding Co., Inc.*	40,000	208,400
Comtech Telecommunications Corp.*	70,000	280,700
CoreCard Corp.*	19,737	448,030
CPI Card Group, Inc.*	12,500	373,625
CSP, Inc.+	60,000	964,200
Domo, Inc., Class B*	75,000	531,000
D-Wave Quantum, Inc.*+	181,100	1,521,240
Everspin Technologies, Inc.*+	73,900	472,221
Expensify, Inc., Class A*	183,000	613,050
Frequency Electronics, Inc.	21,500	398,180
Greenidge Generation Holdings, Inc.*+	17,000	26,350
GSI Technology, Inc.*	90,217	273,357
Immersion Corp.+	40,000	349,200
Information Services Group, Inc.	137,830	460,352
Inseego Corp.*+	28,700	294,462
Intellicheck, Inc.*	60,200	168,560
inTEST Corp.*+	46,401	398,585
Intevac, Inc.*	80,500	273,700
Inuvo, Inc.*	200,000	129,280
Issuer Direct Corp.*	11,500	102,810
Kaltura, Inc.*	185,000	407,000
Key Tronic Corp.*	17,400	72,558
KVH Industries, Inc.*	40,200	229,140
LGL Group, Inc. (The)*	29,200	174,324
LivePerson, Inc.*	100,000	152,000
Magnachip Semiconductor Corp.*	70,000	281,400
MicroVision, Inc.*+	100,000	131,000
Mobix Labs, Inc.*	16,200	27,540
M-Tron Industries, Inc.*+	14,600	707,078
Network-1 Technologies, Inc.	58,300	77,539
ON24, Inc.*	81,700	527,782
Ooma, Inc.*	55,000	773,300
Optical Cable Corp.*+	27,600	99,636
Pixelworks, Inc.*	160,200	116,866
Quantum Corp.*	8,240	444,301
ReposiTrak, Inc.+	2,300	50,899
RF Industries, Ltd.*	27,900	109,089
Richardson Electronics, Ltd.	24,011	336,874
Rimini Street, Inc.*	205,900	549,753
Stronghold Digital Mining, Inc., Class A*	10,000	35,000

Industry Company	Shares	Value

Information Technology (continued)
Telos Corp.*	185,000	$632,700
TransAct Technologies, Inc.*	68,000	278,120
Trio-Tech International*	26,800	155,708
Turtle Beach Corp.*	12,600	218,106
Unusual Machines, Inc.*	10,000	168,200
Upland Software, Inc.*	100,300	435,302
Veritone, Inc.*+	79,100	259,448
VirnetX Holding Corp.*+	5,565	43,685
WidePoint Corp.*	21,958	106,277
WM Technology, Inc.*	266,400	367,632

		21,462,856

Materials - 3.49%
5E Advanced Materials, Inc.*+	60,600	38,784
American Vanguard Corp.	75,000	347,250
Ampco-Pittsburgh Corp.*	66,200	138,358
Arq, Inc.*	93,779	709,907
Ascent Industries Co.*	26,838	300,049
Contango ORE, Inc.*	20,000	200,400
Core Molding Technologies, Inc.*	24,400	403,576
Dakota Gold Corp.*	223,500	491,700
Flexible Solutions International, Inc.	42,707	154,172
Flotek Industries, Inc.*	51,425	490,080
Friedman Industries, Inc.	27,200	415,888
Gulf Resources, Inc.*	32,360	18,290
Idaho Strategic Resources, Inc.*	20,007	203,871
Loop Industries, Inc.*+	99,900	119,880
Magnera Corp.*	6,976	126,754
Northern Technologies International Corp.	27,900	376,371
Rayonier Advanced Materials, Inc.*	110,000	907,500
Solitario Resources Corp.*	205,000	121,873
Tredegar Corp.*	94,500	725,760

		6,290,463

Real Estate - 1.78%
American Realty Investors, Inc.*	2,363	34,689
AMREP Corp.*	35,800	1,124,120
Douglas Elliman, Inc.*	235,329	392,999
Maui Land & Pineapple Co., Inc.*	27,946	614,253
New Concept Energy, Inc.*	8,400	9,745
Offerpad Solutions, Inc.*	25,400	72,390

16	bridgewayfunds.com

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Real Estate (continued)
Rafael Holdings, Inc., Class B*	51,656	$85,232
RE/MAX Holdings, Inc., Class A*	35,000	373,450
Stratus Properties, Inc.*	24,250	503,430

		3,210,308

Utilities - 0.87%
Cadiz, Inc.*+	162,568	845,354
Genie Energy, Ltd., Class B	6,400	99,776
RGC Resources, Inc.	25,000	501,500
Spruce Power Holding Corp.*	44,025	130,754

		1,577,384

TOTAL COMMON STOCKS - 99.92%		180,333,051

(Cost $145,267,041)

RIGHTS - 0.01%
Adamas Pharmaceuticals, Inc., CVR*Δ#+++	110,000	—
Adamas Pharmaceuticals, Inc., CVR*Δ#+++	110,000	—
AVROBIO, Inc., CVR*Δ#+++	7,165	—
Enliven Therapeutics, Inc., CVR*Δ#+++	66,800	—
Pineapple Holdings, Inc., CVR*Δ#+++	14,504	3,916
Children’s Place, Inc. (The), expiring 01/26/25*Δ#	25,000	6,500

TOTAL RIGHTS - 0.01%		10,416

(Cost $ – )

WARRANTS - 0.00%
LGL Group, Inc. (The),expiring 11/16/25*	29,200	4,409
Serina Therapeutics, Inc.,expiring 07/31/25*Δ#	2,388	—

TOTAL WARRANTS - 0.00%		4,409

(Cost $14,873)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.05%
Fidelity Investments Money Market Government Portfolio Class I	4.38%	87,916	$87,916

TOTAL MONEY MARKET FUND - 0.05%			87,916

(Cost $87,916)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 9.27%
Dreyfus Institutional Preferred Government Money Market Fund**	4.43%	16,729,655	16,729,655

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 9.27%			16,729,655

(Cost $16,729,655)

TOTAL INVESTMENTS - 109.25%			$197,165,447
(Cost $162,099,485)
Liabilities in Excess of Other Assets - (9.25%)			(16,687,152)

NET ASSETS - 100.00%			$180,478,295

#	Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $253,848, which is 0.14% of total net assets.
*	Non-income producing security.
**	This security represents the investment of the cash collateral received in connection with securities out on loan as of December 31, 2024.
^	Rate disclosed as of December 31, 2024.
Δ	Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.
+

This security or a portion of the security is out on loan at December 31, 2024. Total loaned securities had a value of $20,440,161, which included loaned securities with a value of $8,656 that have been sold and are pending settlement as of December 31, 2024. The total market value of loaned securities excluding these pending sales is $20,431,505. See Note 2 for disclosure of cash and non-cash collateral.

+++	No stated maturity date.

CVR - Contingent Value Right

PLC - Public Limited Company

Semi-Annual Report | December 31, 2024 (Unaudited)	17

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Summary of inputs used to value the Fund’s investments as of 12/31/2024:

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks
Communication Services	$6,636,162	$–	$69,048	$6,705,210
Industrials	23,765,979	176,522	–	23,942,501
Other Industries (a)	149,685,340	–	–	149,685,340

Total Common Stocks	180,087,481	176,522	69,048	180,333,051
Rights	–	–	10,416	10,416
Warrants	–	4,409	0	4,409
Money Market Fund	87,916	–	–	87,916
Investments Purchased With Cash Proceeds From Securities Lending	16,729,655	–	–	16,729,655

TOTAL	$196,905,052	$180,931	$79,464	$197,165,447

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)
	Common Stocks	Rights	Warrants	Total
Balance as of 06/30/2024	$69,048	$3,916	$0	$72,964
Purchases/Issuances	–	–	0	0
Sales/Expirations	–	–	–	–
Return of Capital	–	–	–	–
Realized Gain/(Loss)	–	–	–	–
Change in unrealized Appreciation/(Depreciation)	–	–	–	–
Transfers in	–	6,500	–	6,500
Transfers out	–	–	–	–

Balance as of 12/31/2024	$69,048	$10,416	$0	$79,464

Net change in unrealized Appreciation/(Depreciation) from investments held as of 12/31/2024	$–	$–	$–	$–

See Notes to Financial Statements.

18	bridgewayfunds.com

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of December 31, 2024

Industry Company	Shares	Value

COMMON STOCKS - 99.86%

Communication Services - 5.68%
AMC Networks, Inc., Class A*	309,469	$3,063,743
Bumble, Inc., Class A*	480,000	3,907,200
Gray Television, Inc.	446,000	1,404,900
iHeartMedia, Inc., Class A*	952,117	1,885,192
Lumen Technologies, Inc.*	200,000	1,062,000
Marcus Corp. (The)	139,156	2,991,854
TEGNA, Inc.+	150,000	2,743,500
Telephone and Data Systems, Inc.	177,900	6,068,169
Vimeo, Inc.*	500,000	3,200,000

		26,326,558

Consumer Discretionary - 10.29%
American Axle & Manufacturing Holdings, Inc.*	558,100	3,253,723
Ethan Allen Interiors, Inc.	169,500	4,764,645
G-III Apparel Group, Ltd.*+	171,000	5,578,020
Group 1 Automotive, Inc.+	16,000	6,743,680
Hovnanian Enterprises, Inc., Class A*	25,400	3,399,028
M/I Homes, Inc.*	41,100	5,464,245
Meritage Homes Corp.	15,800	2,430,356
ODP Corp. (The)*	77,912	1,771,719
Perdoceo Education Corp.	94,891	2,511,765
Phinia, Inc.	12,000	578,040
Sally Beauty Holdings, Inc.*	235,000	2,455,750
Signet Jewelers, Ltd.+	55,000	4,439,050
Taylor Morrison Home Corp.*	70,000	4,284,700

		47,674,721

Consumer Staples - 5.65%
Cal-Maine Foods, Inc.	64,100	6,597,172
Central Garden & Pet Co., Class A*	134,300	4,438,615
Dole PLC	125,000	1,692,500
Ingles Markets, Inc., Class A	56,400	3,634,416
Nu Skin Enterprises, Inc., Class A	179,700	1,238,133
SpartanNash Co.	189,500	3,471,640
United Natural Foods, Inc.*	187,856	5,130,347

		26,202,823

Energy - 7.24%
Amplify Energy Corp.*	645,100	3,870,600
Berry Corp.	459,200	1,896,496

Industry Company	Shares	Value

Energy (continued)
Gulfport Energy Corp.*	27,950	$5,148,390
Kinetik Holdings, Inc.	74,300	4,213,553
Liberty Energy, Inc.+	261,400	5,199,246
Par Pacific Holdings, Inc.*	215,100	3,525,489
Teekay Corp., Ltd.	523,427	3,627,349
VAALCO Energy, Inc.+	353,600	1,545,232
Vital Energy, Inc.*	145,900	4,511,228

		33,537,583

Financials - 30.93%
1st Source Corp.	31,000	1,809,780
Amalgamated Financial Corp.	63,000	2,108,610
Associated Banc-Corp.	257,588	6,156,353
Axos Financial, Inc.*	79,800	5,574,030
BancFirst Corp.	17,000	1,992,060
Banco Latinoamericano de Comercio Exterior SA, Class E	47,400	1,686,018
Bank of NT Butterfield & Son, Ltd. (The)	63,900	2,335,545
Banner Corp.	51,000	3,405,270
Bread Financial Holdings, Inc.	102,200	6,240,332
Byline Bancorp, Inc.	191,200	5,544,800
Cathay General Bancorp	69,000	3,285,090
City Holding Co.+	41,200	4,881,376
Encore Capital Group, Inc.*+	53,900	2,574,803
Enova International, Inc.*	15,000	1,438,200
FB Financial Corp.	102,100	5,259,171
Federal Agricultural Mortgage Corp., Class C	9,288	1,829,272
First BanCorp	122,100	2,269,839
First Bancshares, Inc. (The)	67,200	2,352,000
First Financial Bancorp	100,900	2,712,192
Fulton Financial Corp.	221,700	4,274,376
Green Dot Corp., Class A*	298,451	3,175,519
Hancock Whitney Corp.	36,800	2,013,696
Hanmi Financial Corp.	238,200	5,626,284
Heritage Insurance Holdings, Inc.*	86,664	1,048,634
Hope Bancorp, Inc.	126,700	1,557,143
Jackson Financial, Inc., Class A	75,392	6,565,135
LendingTree, Inc.*	43,253	1,676,054
Live Oak Bancshares, Inc.+	90,551	3,581,292
Mercury General Corp.	28,000	1,861,440
MVB Financial Corp.	76,500	1,583,550

Semi-Annual Report | December 31, 2024 (Unaudited)	19

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
NMI Holdings, Inc.*	45,000	$1,654,200
Old Second Bancorp, Inc.	106,900	1,900,682
Pagseguro Digital, Ltd., Class A*	216,400	1,354,664
Pathward Financial, Inc.	74,100	5,452,278
Peoples Bancorp, Inc.	26,600	842,954
PROG Holdings, Inc.	120,447	5,090,090
QCR Holdings, Inc.	43,500	3,507,840
Stellar Bancorp, Inc.	50,640	1,435,644
Stewart Information Services Corp.	29,100	1,963,959
StoneX Group, Inc.*	44,695	4,378,769
TriCo Bancshares	31,800	1,389,660
UMB Financial Corp.	27,500	3,103,650
Virtus Investment Partners, Inc.	23,500	5,183,630
Waterstone Financial, Inc.	250,400	3,365,376
WSFS Financial Corp.	119,059	6,325,605

		143,366,865

Health Care - 5.60%
Addus HomeCare Corp.*	42,100	5,277,235
Brookdale Senior Living, Inc.*	217,016	1,091,591
Inogen, Inc.*	430,179	3,944,741
OraSure Technologies, Inc.*	534,000	1,927,740
Phibro Animal Health Corp., Class A	50,000	1,050,000
Prestige Consumer Healthcare, Inc.*	84,700	6,614,223
Veracyte, Inc.*	152,200	6,027,120

		25,932,650

Industrials - 15.00%
Apogee Enterprises, Inc.	70,406	5,027,692
BlueLinx Holdings, Inc.*	48,857	4,991,231
Boise Cascade Co.	42,900	5,099,094
BrightView Holdings, Inc.*	164,000	2,622,360
Costamare, Inc.	340,827	4,379,627
EnerSys	46,700	4,316,481
Enviri Corp.*	173,178	1,333,471
ESCO Technologies, Inc.	39,550	5,268,456
GMS, Inc.*+	57,515	4,878,997
Greenbrier Cos., Inc. (The)	81,700	4,982,883
Heidrick & Struggles International, Inc.	18,418	816,102
Interface, Inc.	151,166	3,680,892
Kelly Services, Inc., Class A	138,169	1,926,076
Korn Ferry	87,892	5,928,315

Industry Company	Shares	Value

Industrials (continued)
Matson, Inc.	34,800	$4,692,432
SkyWest, Inc.*	40,700	4,075,291
Standex International Corp.	20,900	3,908,091
Tutor Perini Corp.*	65,000	1,573,000

		69,500,491

Information Technology - 5.00%
Amkor Technology, Inc.	74,500	1,913,905
Consensus Cloud Solutions, Inc.*	67,215	1,603,750
Digi International, Inc.*	86,200	2,605,826
LiveRamp Holdings, Inc.*	89,700	2,724,189
NETGEAR, Inc.*	111,000	3,093,570
NetScout Systems, Inc.*	267,800	5,800,548
ScanSource, Inc.*	114,600	5,437,770

		23,179,558

Materials - 6.80%
Innospec, Inc.	40,000	4,402,400
Koppers Holdings, Inc.	32,800	1,062,720
Metallus, Inc.*	242,900	3,432,177
O-I Glass, Inc.*+	132,400	1,435,216
Olympic Steel, Inc.	70,636	2,317,567
Rayonier Advanced Materials, Inc.*	580,000	4,785,000
Ryerson Holding Corp.+	205,700	3,807,507
SunCoke Energy, Inc.	485,800	5,198,060
Sylvamo Corp.	40,000	3,160,800
Warrior Met Coal, Inc.+	35,000	1,898,400

		31,499,847

Real Estate - 6.25%
American Assets Trust, Inc.	27,000	709,020
Anywhere Real Estate, Inc.*	354,895	1,171,154
CBL & Associates Properties, Inc.	32,000	941,120
Community Healthcare Trust, Inc.	48,310	928,035
Douglas Emmett, Inc.+	130,000	2,412,800
Essential Properties Realty Trust, Inc.+	203,900	6,377,992
Four Corners Property Trust, Inc.	208,000	5,645,120
Getty Realty Corp.+	171,900	5,179,347
Innovative Industrial Properties, Inc.+	32,200	2,145,808
LTC Properties, Inc.	40,000	1,382,000

20	bridgewayfunds.com

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Industry Company		Shares	Value

Common Stocks (continued)
Real Estate (continued)
Newmark Group, Inc., Class A		162,557	$2,082,355

			28,974,751

Utilities - 1.42%
MGE Energy, Inc.		42,800	4,021,488
Otter Tail Corp.+		34,800	2,569,632

			6,591,120

TOTAL COMMON STOCKS - 99.86%			462,786,967

(Cost $425,533,765)

Rate^		Shares	Value

MONEY MARKET FUND - 0.00%
Fidelity Investments Money Market Government Portfolio Class I	4.38%	766	766

TOTAL MONEY MARKET FUND - 0.00%			766

(Cost $766)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.76%
Dreyfus Institutional Preferred Government Money Market Fund**	4.43%	3,528,389	3,528,389

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.76%			3,528,389

(Cost $3,528,389)

TOTAL INVESTMENTS - 100.62%			$466,316,122
(Cost $429,062,920)
Liabilities in Excess of Other Assets - (0.62%)			(2,857,853)

NET ASSETS - 100.00%			$463,458,269

*	Non-income producing security.
**	This security represents the investment of the cash collateral received in connection with securities out on loan as of December 31, 2024.
^	Rate disclosed as of December 31, 2024.
+

This security or a portion of the security is out on loan as of December 31, 2024. Total loaned securities had a value of $45,043,806 as of December 31, 2024. See Note 2 for disclosure of cash and non-cash collateral.

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 12/31/2024:

Valuation Inputs

Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks (a)	$462,786,967	$–	$–	$462,786,967
Money Market Fund	766	–	–	766
Investments Purchased With Cash Proceeds From Securities Lending	3,528,389	–	–	3,528,389

TOTAL	$466,316,122	$–	$–	$466,316,122

(a)	- Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024 (Unaudited)	21

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of December 31, 2024

Industry Company	Shares	Value

COMMON STOCKS - 99.88%
Communication Services - 6.27%
Advantage Solutions, Inc.*	1,450,000	$4,234,000
AMC Networks, Inc., Class A*	173,500	1,717,650
Angi, Inc.*	650,000	1,079,000
ATN International, Inc.	50,600	850,586
comScore, Inc.*	15,000	87,600
Creative Realities, Inc.*	10,000	24,500
Cumulus Media, Inc., Class A*	43,300	28,275
EchoStar Corp., Class A*+	335,930	7,692,797
Entravision Communications Corp., Class A	260,800	612,880
Gaia, Inc.*	77,000	345,730
Gannett Co., Inc.*	797,700	4,036,362
Gray Television, Inc.	261,100	822,465
Harte Hanks, Inc.*	7,700	39,655
Liberty Latin America, Ltd., Class A*	180,000	1,144,800
Liberty Latin America, Ltd., Class C*	776,500	4,923,010
Marcus Corp. (The)	168,000	3,612,000
Outbrain, Inc.*	74,466	534,666
Saga Communications, Inc., Class A	27,000	297,810
Scholastic Corp.	91,750	1,957,028
Sinclair, Inc.	284,746	4,595,800
Sphere Entertainment Co.*+	170,000	6,854,400
Taboola.com, Ltd.*	850,000	3,102,500
TEGNA, Inc.+	450,000	8,230,500
Telephone and Data Systems, Inc.	358,800	12,238,668
Townsquare Media, Inc., Class A	99,900	908,091
United States Cellular Corp.*	27,982	1,755,031
WideOpenWest, Inc.*	100,600	498,976
Ziff Davis, Inc.*+	40,000	2,173,600

		74,398,380

Consumer Discretionary - 12.68%
1-800-Flowers.com, Inc., Class A*+	241,400	1,972,238
Abercrombie & Fitch Co., Class A*	23,600	3,527,492
Adient PLC*	235,000	4,049,050
Advance Auto Parts, Inc.+	175,000	8,275,750
aka Brands Holding Corp.*	1,000	18,720
A-Mark Precious Metals, Inc.	10,000	274,000
AMCON Distributing Co.	2,450	313,992

Industry Company	Shares	Value

Consumer Discretionary (continued)
American Axle & Manufacturing Holdings, Inc.*	463,996	$2,705,097
American Outdoor Brands, Inc.*	49,500	754,380
American Public Education, Inc.*	61,100	1,317,927
AMMO, Inc.*	281,200	309,320
Ark Restaurants Corp.	8,500	93,500
Bassett Furniture Industries, Inc.	21,900	302,877
Beazer Homes USA, Inc.*	147,500	4,050,350
Big 5 Sporting Goods Corp.	113,700	203,523
Biglari Holdings, Inc., Class B*+	6,200	1,576,598
Caleres, Inc.+	100,000	2,316,000
Chegg, Inc.*	9,800	15,778
China Automotive Systems, Inc.	136,350	559,035
Citi Trends, Inc.*	13,900	364,875
Clarus Corp.	64,522	290,994
Crown Crafts, Inc.	75,850	339,808
Dana, Inc.	531,600	6,145,296
Designer Brands, Inc., Class A+	119,500	638,130
Destination XL Group, Inc.*	144,544	388,823
Duluth Holdings, Inc., Class B*	98,300	303,747
El Pollo Loco Holdings, Inc.*	158,300	1,826,782
Escalade, Inc.	5,200	74,256
Ethan Allen Interiors, Inc.	3,500	98,385
Flanigan’s Enterprises, Inc.	14,000	353,500
Flexsteel Industries, Inc.	20,159	1,095,440
Foot Locker, Inc.*	330,000	7,180,800
Genesco, Inc.*	35,700	1,526,175
GigaCloud Technology, Inc., Class A*+	178,700	3,309,524
G-III Apparel Group, Ltd.*	187,500	6,116,250
Good Times Restaurants, Inc.*	106,000	274,540
Guess?, Inc.+	225,000	3,163,500
Hamilton Beach Brands Holding Co., Class A	44,900	755,667
Haverty Furniture Cos., Inc.	74,400	1,656,144
Holley, Inc.*	311,300	940,126
Hooker Furnishings Corp.	51,000	714,510
Hovnanian Enterprises, Inc., Class A*	27,389	3,665,196
JAKKS Pacific, Inc.*	62,300	1,753,745

22	bridgewayfunds.com

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Johnson Outdoors, Inc., Class A	1,959	$64,647
Kohl’s Corp.+	355,000	4,984,200
Lands’ End, Inc.*	25,100	329,814
Landsea Homes Corp.*	214,729	1,823,049
Latham Group, Inc.*	402,300	2,800,008
Legacy Housing Corp.*	3,331	82,209
Lifetime Brands, Inc.	116,466	688,314
Live Ventures, Inc.*	15,550	145,082
Lovesac Co. (The)*	31,000	733,460
Lulu’s Fashion Lounge Holdings, Inc.*	25,000	28,250
M/I Homes, Inc.*	17,200	2,286,740
MarineMax, Inc.*+	6,400	185,280
MasterCraft Boat Holdings, Inc.*	51,600	984,012
Monro, Inc.	94,500	2,343,600
Motorcar Parts of America, Inc.*	94,121	715,320
Movado Group, Inc.	54,200	1,066,656
ODP Corp. (The)*	145,000	3,297,300
OneWater Marine, Inc., Class A*	4,900	85,162
Patrick Industries, Inc.+	108,199	8,989,173
Perdoceo Education Corp.	136,879	3,623,187
Petco Health & Wellness Co., Inc.*+	1,073,000	4,088,130
Phinia, Inc.+	199,000	9,585,830
Rocky Brands, Inc.	27,200	620,160
Sally Beauty Holdings, Inc.*	377,448	3,944,332
Shoe Carnival, Inc.+	104,500	3,456,860
Smith & Wesson Brands, Inc.	9,400	94,987
Solo Brands, Inc., Class A*	165,000	188,100
Sportsman’s Warehouse Holdings, Inc.*	3,300	8,811
Standard Motor Products, Inc.	81,600	2,527,968
Strattec Security Corp.*	12,012	494,894
Superior Group of Cos., Inc.	38,000	628,140
Tilly’s, Inc., Class A*	1,600	6,800
Topgolf Callaway Brands Corp.*+	500,000	3,930,000
Traeger, Inc.*	497,300	1,188,547
Unifi, Inc.*	54,273	339,206
Universal Electronics, Inc.*	20,560	226,160
Vera Bradley, Inc.*	130,600	513,258
VOXX International Corp.*+	62,100	458,298
Weyco Group, Inc.	40,000	1,502,000

Industry Company	Shares	Value

Consumer Discretionary (continued)
Winnebago Industries, Inc.+	121,481	$5,804,362

		150,474,146

Consumer Staples - 4.59%
Andersons, Inc. (The)	160,438	6,500,948
B&G Foods, Inc.+	283,300	1,951,937
Central Garden & Pet Co.*+	28,000	1,086,400
Central Garden & Pet Co., Class A*	195,700	6,467,885
Coffee Holding Co., Inc.*	1,000	3,420
Dole PLC	477,500	6,465,350
Edgewell Personal Care Co.	141,100	4,740,960
Fresh Del Monte Produce, Inc.	191,477	6,358,951
Hain Celestial Group, Inc. (The)*	236,000	1,451,400
HF Foods Group, Inc.*	13,826	44,381
Ingles Markets, Inc., Class A	63,400	4,085,496
Natural Alternatives International, Inc.*	18,100	77,649
Natural Grocers by Vitamin Cottage, Inc.	80,600	3,201,432
Nature’s Sunshine Products, Inc.*	6,593	96,653
Seneca Foods Corp., Class A*	20,900	1,656,534
SpartanNash Co.	110,946	2,032,531
United Natural Foods, Inc.*	216,900	5,923,539
Village Super Market, Inc., Class A	65,750	2,096,768
Weis Markets, Inc.	2,924	198,013

		54,440,247

Energy - 12.06%
Amplify Energy Corp.*	174,600	1,047,600
Archrock, Inc.	8,816	219,430
Ardmore Shipping Corp.	216,400	2,629,260
Barnwell Industries, Inc.*	15,500	23,405
Berry Corp.	238,400	984,592
Bristow Group, Inc.*	44,033	1,510,332
Crescent Energy Co., Class A	790,655	11,551,470
Delek US Holdings, Inc.	267,000	4,939,500
DHT Holdings, Inc.	569,500	5,290,655
Diversified Energy Co. PLC	117,500	1,974,000
DMC Global, Inc.*+	75,000	551,250

Semi-Annual Report | December 31, 2024 (Unaudited)	23

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Energy (continued)
Dorian LPG, Ltd.+	211,300	$5,149,381
Drilling Tools International Corp.*	10,000	32,700
Epsilon Energy, Ltd.	90,000	558,900
Forum Energy Technologies, Inc.*	28,900	447,661
FutureFuel Corp.	195,300	1,033,137
Geospace Technologies Corp.*+	62,016	621,400
Gran Tierra Energy, Inc.*	150,000	1,084,500
Gulf Island Fabrication, Inc.*	20,000	136,200
Gulfport Energy Corp.*	44,600	8,215,320
Hallador Energy Co.*+	255,000	2,919,750
Helix Energy Solutions Group, Inc.*	460,000	4,287,200
Innovex International, Inc.*	14,800	206,756
International Seaways, Inc.+	180,000	6,469,200
Mammoth Energy Services, Inc.*	185,000	555,000
NACCO Industries, Inc., Class A	21,945	654,400
Natural Gas Services Group, Inc.*	114,752	3,075,354
NCS Multistage Holdings, Inc.*	10,000	259,600
Nordic American Tankers, Ltd.	625,000	1,562,500
NPK International, Inc.*	250,000	1,917,500
Oil States International, Inc.*	245,700	1,243,242
Par Pacific Holdings, Inc.*	247,400	4,054,886
PHX Minerals, Inc.	129,800	519,200
PrimeEnergy Resources Corp.*	1,241	272,511
ProFrac Holding Corp., Class A*+	472,500	3,666,600
ProPetro Holding Corp.*	480,000	4,478,400
Ranger Energy Services, Inc., Class A	113,850	1,762,398
REX American Resources Corp.*	90,900	3,789,621
Ring Energy, Inc.*+	568,393	773,014
RPC, Inc.+	737,000	4,377,780
SandRidge Energy, Inc.	100,550	1,177,441
Scorpio Tankers, Inc.	30,000	1,490,700
SEACOR Marine Holdings, Inc.*	16,390	107,518
Select Water Solutions, Inc.	431,300	5,710,412
SFL Corp., Ltd.	731,000	7,470,820
Smart Sand, Inc.	220,500	496,125

Industry Company	Shares	Value

Energy (continued)
Solaris Energy Infrastructure, Inc.+	68,593	$1,974,107
Summit Midstream Corp.*	5,000	188,900
Talos Energy, Inc.*+	573,400	5,567,714
Teekay Corp., Ltd.	590,000	4,088,700
Teekay Tankers, Ltd., Class A	167,000	6,644,930
US Energy Corp.*	27,000	44,010
VAALCO Energy, Inc.+	472,200	2,063,514
Vital Energy, Inc.*+	135,700	4,195,844
World Kinect Corp.	255,600	7,031,556

		143,097,896

Financials - 34.89%
1st Source Corp.	85,000	4,962,300
Acacia Research Corp.*+	45,000	195,300
ACNB Corp.+	51,400	2,047,262
Alerus Financial Corp.	55,290	1,063,780
Amalgamated Financial Corp.	129,930	4,348,757
Ambac Financial Group, Inc.*	110,000	1,391,500
AmeriServ Financial, Inc.	77,900	204,098
Ames National Corp.	6,008	98,712
Associated Capital Group, Inc., Class A	1,000	34,260
Atlanticus Holdings Corp.*	1,610	89,806
Auburn National BanCorp, Inc.	12,000	281,880
Banc of California, Inc.	235,463	3,640,258
Banco Latinoamericano de Comercio Exterior SA, Class E	118,400	4,211,488
Bank of Marin Bancorp	15,047	357,667
Bank of NT Butterfield & Son, Ltd. (The)	25,000	913,750
Bank of the James Financial Group, Inc.	13,000	199,030
Bank7 Corp.	51,500	2,402,990
BankFinancial Corp.	44,100	559,850
BankUnited, Inc.	195,964	7,479,946
Bankwell Financial Group, Inc.	15,000	467,250
Banner Corp.	83,127	5,550,390
Bar Harbor Bankshares	50,966	1,558,540
BayCom Corp.	38,313	1,028,321
BCB Bancorp, Inc.	42,000	497,280
Berkshire Hills Bancorp, Inc.	115,000	3,269,450
Blue Ridge Bankshares, Inc.*	21,237	68,383

24	bridgewayfunds.com

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Bread Financial Holdings, Inc.	161,500	$9,861,190
Bridgewater Bancshares, Inc.*	57,500	776,825
Brookline Bancorp, Inc.	200,000	2,360,000
Burke & Herbert Financial Services Corp.	173	10,788
Business First Bancshares, Inc.	85,800	2,205,060
Byline Bancorp, Inc.	149,800	4,344,200
C&F Financial Corp.	13,600	969,000
California BanCorp*	47,700	788,958
Camden National Corp.	39,100	1,671,134
Capital Bancorp, Inc.	73,950	2,107,575
Capital City Bank Group, Inc.	37,172	1,362,354
Carter Bankshares, Inc.*	60,485	1,063,931
CB Financial Services, Inc.	20,400	583,032
Central Pacific Financial Corp.	67,000	1,946,350
CF Bankshares, Inc.	19,000	485,260
Chemung Financial Corp.	19,500	951,795
ChoiceOne Financial Services, Inc.+	28,500	1,015,740
Citizens & Northern Corp.	500	9,300
Citizens Community Bancorp, Inc.	52,500	855,225
Citizens Financial Services, Inc.	2,448	154,983
Citizens, Inc.*+	169,500	679,695
Civista Bancshares, Inc.	32,523	684,284
CNB Financial Corp.	64,300	1,598,498
Coastal Financial Corp.*	6,500	551,915
Colony Bankcorp, Inc.	56,010	904,001
Community Trust Bancorp, Inc.	60,000	3,181,800
Community West Bancshares	60,030	1,162,781
ConnectOne Bancorp, Inc.	114,446	2,621,958
Consumer Portfolio Services, Inc.*	146,650	1,592,619
CrossFirst Bankshares, Inc.*	184,100	2,789,115
Dime Community Bancshares, Inc.	79,112	2,431,507
Donegal Group, Inc., Class A	46,175	714,327
Eagle Bancorp Montana, Inc.	21,000	321,930
Eagle Bancorp, Inc.	45,070	1,173,172
Encore Capital Group, Inc.*+	67,500	3,224,475

Industry Company	Shares	Value

Financials (continued)
Enova International, Inc.*	93,407	$8,955,863
Enterprise Bancorp, Inc.	34,375	1,359,188
Enterprise Financial Services Corp.	110,400	6,226,560
Equity Bancshares, Inc., Class A	81,000	3,436,020
ESSA Bancorp, Inc.	44,700	871,650
Evans Bancorp, Inc.	8,000	346,400
EZCORP, Inc., Class A*	416,200	5,085,964
Farmers National Banc Corp.	968	13,765
FB Financial Corp.	136,600	7,036,266
Federal Agricultural Mortgage Corp., Class C	26,600	5,238,870
Fidelis Insurance Holdings, Ltd.	242,000	4,387,460
Financial Institutions, Inc.	70,000	1,910,300
Finwise Bancorp*	30,700	490,586
First Bancorp, Inc. (The)	1,000	27,350
First Bancshares, Inc. (The)	79,400	2,779,000
First Bank	85,230	1,199,186
First Busey Corp.	174,000	4,101,180
First Business Financial Services, Inc.	45,400	2,101,566
First Capital, Inc.	15,035	479,617
First Community Corp.	2,000	48,000
First Financial Bancorp	258,318	6,943,588
First Financial Corp.	39,362	1,818,131
First Financial Northwest, Inc.+	17,882	388,039
First Guaranty Bancshares, Inc.	22,972	260,962
First Internet Bancorp	2,000	71,980
First Merchants Corp.	175,600	7,004,684
First Mid Bancshares, Inc.	51,500	1,896,230
First National Corp.	30,800	708,708
First Northwest Bancorp	11,787	120,227
First of Long Island Corp. (The)	38,200	446,176
First Savings Financial Group, Inc.	20,700	549,792
First United Corp.	29,176	983,523
First US Bancshares, Inc.	6,468	80,979
First Western Financial, Inc.*	12,500	244,375
Firstsun Capital Bancorp*	10,000	400,500
Flushing Financial Corp.	68,497	978,137
Franklin Financial Services Corp.	30,700	917,930
FS Bancorp, Inc.	39,000	1,601,340
FVCBankcorp, Inc.*	42,499	534,212

Semi-Annual Report | December 31, 2024 (Unaudited)	25

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Great Elm Group, Inc.*	4,500	$8,145
Great Southern Bancorp, Inc.	3,000	179,100
Green Dot Corp., Class A*	1,000	10,640
Greenlight Capital Re, Ltd., Class A*	25,000	350,000
Guaranty Bancshares, Inc.	3,000	103,800
Guild Holdings Co., Class A	220,001	3,104,214
Hamilton Insurance Group, Ltd., Class B*	25,000	475,750
Hanmi Financial Corp.	68,558	1,619,340
Hanover Bancorp, Inc.	13,924	321,018
HarborOne Bancorp, Inc.	90,100	1,065,883
Hawthorn Bancshares, Inc.	28,404	805,253
Heartland Financial USA, Inc.	89,100	5,462,276
Hennessy Advisors, Inc.+	7,000	88,410
Heritage Commerce Corp.	132,464	1,242,512
Heritage Financial Corp.	122,500	3,001,250
Heritage Insurance Holdings, Inc.*	97,100	1,174,910
Hilltop Holdings, Inc.	152,000	4,351,760
Home Bancorp, Inc.	30,494	1,409,128
Hope Bancorp, Inc.	374,800	4,606,292
Horace Mann Educators Corp.	142,000	5,570,660
Horizon Bancorp, Inc.	112,667	1,815,065
Independent Bank Corp.	115,600	5,494,348
Independent Bank Group, Inc.	39,350	2,387,365
Investar Holding Corp.	43,000	944,280
Investors Title Co.	2,194	519,451
James River Group Holdings, Ltd.	2,000	9,740
Kearny Financial Corp.	86,462	612,151
Landmark Bancorp, Inc.	18,592	446,394
LCNB Corp.	43,600	659,668
LendingTree, Inc.*	15,000	581,250
loanDepot, Inc., Class A*	812,664	1,657,835
Magyar Bancorp, Inc.	1,000	14,490
MainStreet Bancshares, Inc.	24,225	438,473
Medallion Financial Corp.	46,659	438,128
Mercantile Bank Corp.	47,300	2,104,377
Mercury General Corp.	8,700	578,376
Meridian Corp.	43,800	600,498
Metrocity Bankshares, Inc.	9,291	296,847
Metropolitan Bank Holding Corp.*	23,300	1,360,720
Mid Penn Bancorp, Inc.	26,603	767,231
Middlefield Banc Corp.	32,373	908,063

Industry Company	Shares	Value

Financials (continued)
Midland States Bancorp, Inc.	58,700	$1,432,280
MidWestOne Financial Group, Inc.	49,260	1,434,451
MVB Financial Corp.	32,600	674,820
National Bank Holdings Corp., Class A	30,000	1,291,800
Navient Corp.+	450,000	5,980,500
NI Holdings, Inc.*	50,000	785,000
Northeast Community Bancorp, Inc.	53,139	1,299,780
Northfield Bancorp, Inc.	101,800	1,182,916
Northrim BanCorp, Inc.	21,002	1,636,896
Northwest Bancshares, Inc.	337,700	4,454,263
Oak Valley Bancorp	40,000	1,170,000
OceanFirst Financial Corp.	125,323	2,268,346
OFG Bancorp	15,000	634,800
Ohio Valley Banc Corp.	15,700	380,097
Old Point Financial Corp.	159	4,144
Old Second Bancorp, Inc.	132,603	2,357,681
Onity Group, Inc.*	42,501	1,305,206
OP Bancorp	91,900	1,452,939
Oportun Financial Corp.*	50,000	194,000
Oppenheimer Holdings, Inc., Class A	39,493	2,531,106
OptimumBank Holdings, Inc.*	15,000	71,400
Origin Bancorp, Inc.	63,222	2,104,660
Orrstown Financial Services, Inc.	81,143	2,970,645
Parke Bancorp, Inc.	50,099	1,027,530
Pathfinder Bancorp, Inc.	10,200	174,012
Pathward Financial, Inc.	5,181	381,218
Patriot National Bancorp, Inc.*	10,182	18,735
Paysafe, Ltd.*+	218,900	3,743,190
PCB Bancorp	58,600	1,186,064
Peapack-Gladstone Financial Corp.	43,894	1,406,803
Penns Woods Bancorp, Inc.	23,229	705,929
Peoples Bancorp of North Carolina, Inc.	25,617	800,531
Peoples Bancorp, Inc.	146,770	4,651,141
Peoples Financial Services Corp.	22,900	1,172,022
Pioneer Bancorp, Inc.*	82,600	951,552
Plumas Bancorp	2,000	94,520
Preferred Bank+	20,833	1,799,555
Premier Financial Corp.	80,300	2,053,271
Primis Financial Corp.	6,600	76,956

26	bridgewayfunds.com

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Princeton Bancorp, Inc.	34,480	$1,187,146
PROG Holdings, Inc.	4,500	190,170
Provident Bancorp, Inc.*	4,600	52,440
Provident Financial Holdings, Inc.	26,600	423,206
Provident Financial Services, Inc.	132,631	2,502,747
QCR Holdings, Inc.	61,000	4,919,040
RBB Bancorp	65,883	1,349,943
Red River Bancshares, Inc.	200	10,796
Regional Management Corp.	56,100	1,906,278
Renasant Corp.+	178,280	6,373,510
Repay Holdings Corp.*	245,000	1,869,350
Republic Bancorp, Inc., Class A	49,362	3,448,923
Rhinebeck Bancorp, Inc.*	15,000	144,600
Richmond Mutual BanCorp, Inc.	25,000	353,750
Riverview Bancorp, Inc.	119,500	685,930
S&T Bancorp, Inc.	149,601	5,717,750
Sandy Spring Bancorp, Inc.	72,450	2,442,290
SB Financial Group, Inc.	35,490	742,096
Security National Financial Corp., Class A*	59,506	715,857
Shore Bancshares, Inc.	70,510	1,117,584
Sierra Bancorp	53,000	1,532,760
Simmons First National Corp., Class A	307,800	6,827,004
SiriusPoint, Ltd.*	697,100	11,425,469
SmartFinancial, Inc.	56,500	1,750,370
South Plains Financial, Inc.	99,700	3,464,575
Southern First Bancshares, Inc.*	22,038	876,011
Southern Missouri Bancorp, Inc.	11,000	631,070
Southern States Bancshares, Inc.	35,000	1,165,850
Southside Bancshares, Inc.	29,500	936,920
Stellar Bancorp, Inc.	104,200	2,954,070
Stewart Information Services Corp.	40,814	2,754,537
Summit State Bank	21,000	160,440
SWK Holdings Corp.*	30,405	482,223
Third Coast Bancshares, Inc.*	58,000	1,969,100
Timberland Bancorp, Inc.	47,900	1,461,429
Tiptree, Inc.	135,000	2,816,100
TriCo Bancshares	15,900	694,830
TrustCo Bank Corp. NY	46,680	1,554,911

Industry Company	Shares	Value

Financials (continued)
Trustmark Corp.	35,000	$1,237,950
Union Bankshares, Inc.	139	4,018
United Bancorp, Inc.	8,400	108,192
United Fire Group, Inc.	53,100	1,510,695
United Security Bancshares	50,000	505,000
Unity Bancorp, Inc.	43,867	1,913,040
Universal Insurance Holdings, Inc.	91,617	1,929,454
Univest Financial Corp.	100,137	2,955,043
US Global Investors, Inc., Class A	48,500	118,340
Velocity Financial, Inc.*	156,650	3,064,074
Veritex Holdings, Inc.	139,380	3,785,561
WaFd, Inc.	227,252	7,326,604
Washington Trust Bancorp, Inc.	7,700	241,395
Waterstone Financial, Inc.	37,000	497,280
WesBanco, Inc.	134,000	4,360,360
Western New England Bancorp, Inc.	74,897	689,052
Westwood Holdings Group, Inc.	26,452	383,819
World Acceptance Corp.*	20,100	2,260,044

		414,068,175

Health Care - 3.73%
AdaptHealth Corp.*+	610,400	5,811,008
American Shared Hospital Services*	8,500	27,115
Avanos Medical, Inc.*	119,417	1,901,119
Aytu BioPharma, Inc.*	1,500	2,505
CareCloud, Inc.*	54,200	198,372
Enhabit, Inc.*	190,179	1,485,298
FONAR Corp.*	30,300	458,742
Fulgent Genetics, Inc.*	2,708	50,017
Innoviva, Inc.*	85,000	1,474,750
Kiora Pharmaceuticals, Inc.*	2,000	6,740
Multiplan Corp.*	2	29
Opus Genetics, Inc.*	30,400	36,176
OraSure Technologies, Inc.*	155,000	559,550
Owens & Minor, Inc.*	253,600	3,314,552
Pacira BioSciences, Inc.*+	129,300	2,436,012
Pediatrix Medical Group, Inc.*	265,000	3,476,800
Premier, Inc., Class A+	312,400	6,622,880
Retractable Technologies, Inc.*	9,430	6,492
SCYNEXIS, Inc.*	186,000	225,060

Semi-Annual Report | December 31, 2024 (Unaudited)	27

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
Select Medical Holdings Corp.+	436,500	$8,228,025
Spero Therapeutics, Inc.*	50,000	51,500
Vanda Pharmaceuticals, Inc.*	100	479
Varex Imaging Corp.*	124,200	1,812,078
Voyager Therapeutics, Inc.*+	600	3,402
XBiotech, Inc.*	20,000	79,000
Zymeworks, Inc.*	406,900	5,957,016

		44,224,717
Industrials - 14.77%
ACCO Brands Corp.	381,300	2,001,825
Air Industries Group*	9	37
Allegiant Travel Co.+	45,200	4,254,224
Alpha Pro Tech, Ltd.*	24,124	127,616
American Woodmark Corp.*	83,400	6,632,802
Avalon Holdings Corp., Class A*	16,900	65,403
AZZ, Inc.	11,600	950,272
BGSF, Inc.	45,100	236,324
BlueLinx Holdings, Inc.*	45,000	4,597,200
BrightView Holdings, Inc.*	454,500	7,267,455
Broadwind, Inc.*	5,000	9,400
Caesarstone, Ltd.*	108,177	459,752
CBAK Energy Technology, Inc.*	360,000	338,400
Civeo Corp.	77,255	1,755,233
Commercial Vehicle Group, Inc.*	103,600	256,928
CompX International, Inc.	1,000	26,150
Concrete Pumping Holdings, Inc.*	263,000	1,751,580
Conduent, Inc.*	684,200	2,764,168
Costamare, Inc.	570,400	7,329,640
Covenant Logistics Group, Inc.	85,400	4,655,154
Deluxe Corp.	187,000	4,224,330
DLH Holdings Corp.*	23,291	187,027
DNOW, Inc.*	410,000	5,334,100
Eastern Co. (The)	29,601	785,610
Ennis, Inc.	9,900	208,791
Enviri Corp.*	387,580	2,984,366
Genco Shipping & Trading, Ltd.	230,900	3,218,746
Golden Ocean Group, Ltd.	688,400	6,168,064
Greenbrier Cos., Inc. (The)+	141,500	8,630,085

Industry Company	Shares	Value

Industrials (continued)
Greenland Technologies Holding Corp.*	5,000	$9,700
Heartland Express, Inc.	235,000	2,636,700
Heidrick & Struggles International, Inc.	18,000	797,580
Himalaya Shipping, Ltd.	400	1,944
Hurco Cos., Inc.	2,060	39,737
Hyster-Yale, Inc.	5,000	254,650
JELD-WEN Holding, Inc.*	381,200	3,122,028
JetBlue Airways Corp.*+	1,157,500	9,097,950
Kelly Services, Inc., Class A	139,383	1,942,999
Limbach Holdings, Inc.*	3,000	256,620
Manitowoc Co., Inc. (The)*	130,000	1,186,900
Mastech Digital, Inc.*	1,000	14,900
Masterbrand, Inc.*	570,000	8,327,700
Mayville Engineering Co., Inc.*	97,810	1,537,573
MillerKnoll, Inc.	272,000	6,144,480
Mistras Group, Inc.*	137,050	1,241,673
MRC Global, Inc.*	225,000	2,875,500
NL Industries, Inc.	66,962	520,295
Northwest Pipe Co.*	50,000	2,413,000
Orion Group Holdings, Inc.*	65,422	479,543
PAMT Corp.*	94,220	1,543,324
Pangaea Logistics Solutions, Ltd.	296,300	1,588,168
Park-Ohio Holdings Corp.	22,484	590,655
Perma-Pipe International Holdings, Inc.*	14,000	209,300
Preformed Line Products Co.	1,000	127,790
Proto Labs, Inc.*	1,000	39,090
Quad/Graphics, Inc.	306,500	2,136,305
Quanex Building Products Corp.+	126,700	3,071,208
Radiant Logistics, Inc.*	175,250	1,174,175
Resources Connection, Inc.	120,500	1,027,865
Safe Bulkers, Inc.	542,100	1,935,297
Servotronics, Inc.*	1,500	15,900
SkyWest, Inc.*	112,000	11,214,560
Steelcase, Inc., Class A	495,000	5,850,900
Sun Country Airlines Holdings, Inc.*	198,800	2,898,504
Titan International, Inc.*+	139,200	945,168
TrueBlue, Inc.*	7,150	60,060
Tutor Perini Corp.*	275,000	6,655,000
Twin Disc, Inc.	5,000	58,750
Ultralife Corp.*	2,500	18,625

28	bridgewayfunds.com

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Universal Logistics Holdings, Inc.	111,189	$5,108,023
Virco Mfg. Corp.	9,000	92,250
Wabash National Corp.+	87,700	1,502,301
Willis Lease Finance Corp.+	35,400	7,347,270

		175,332,642

Information Technology - 4.69%
Alpha & Omega Semiconductor, Ltd.*+	7,144	264,542
AstroNova, Inc.*	1,274	15,301
Benchmark Electronics, Inc.	153,185	6,954,599
Daktronics, Inc.*	211,100	3,559,146
Data Storage Corp.*	2,266	9,585
E2open Parent Holdings, Inc.*+	769,600	2,047,136
Eastman Kodak Co.*+	298,000	1,957,860
Key Tronic Corp.*	35,100	146,367
Kimball Electronics, Inc.*	77,200	1,445,956
Methode Electronics, Inc.	16,000	188,640
NCR Voyix Corp.*+	525,000	7,266,000
NETGEAR, Inc.*	132,900	3,703,923
NetSol Technologies, Inc.*	2,500	6,550
Photronics, Inc.*	206,050	4,854,538
Richardson Electronics, Ltd.	15,000	210,450
ScanSource, Inc.*	104,301	4,949,082
SigmaTron International, Inc.*	2,000	3,560
Synchronoss Technologies, Inc.*	2,000	19,200
Taitron Components, Inc., Class A	10,000	25,700
Trio-Tech International*	21,800	126,658
TTM Technologies, Inc.*	470,153	11,636,287
Upland Software, Inc.*	25,000	108,500
Viasat, Inc.*+	250,000	2,127,500
Vishay Precision Group, Inc.*	5,000	117,350
WidePoint Corp.*	11,000	53,240
Xerox Holdings Corp.+	462,500	3,898,875

		55,696,545

Materials - 4.33%
AdvanSix, Inc.	100,700	2,868,943
Alto Ingredients, Inc.*	184,500	287,820
Ascent Industries Co.*	39,525	441,889
Caledonia Mining Corp. PLC	19,200	180,672

Industry Company	Shares	Value

Materials (continued)
Clearwater Paper Corp.*	46,650	$1,388,770
Constellium SE*	272,500	2,798,575
Core Molding Technologies, Inc.*	37,900	626,866
Ecovyst, Inc.*	150,000	1,146,000
Friedman Industries, Inc.	20,300	310,387
Intrepid Potash, Inc.*	46,856	1,027,084
Kaiser Aluminum Corp.	10,000	702,700
Koppers Holdings, Inc.	75,953	2,460,877
Kronos Worldwide, Inc.	800	7,800
Magnera Corp.*	3,846	69,882
Mativ Holdings, Inc.	240,000	2,616,000
McEwen Mining, Inc.*	170,000	1,322,600
Mercer International, Inc.	21,250	138,125
Metallus, Inc.*	178,200	2,517,966
Olympic Steel, Inc.	47,267	1,550,830
Radius Recycling, Inc.	92,800	1,412,416
Ramaco Resources, Inc., Class A+	1,400	14,364
Ramaco Resources, Inc., Class B	19	188
Ranpak Holdings Corp.*	296,000	2,036,480
Rayonier Advanced Materials, Inc.*	296,091	2,442,751
Ryerson Holding Corp.	90,000	1,665,900
SunCoke Energy, Inc.	497,700	5,325,390
Tronox Holdings PLC	578,000	5,820,460
Valhi, Inc.+	93,527	2,187,597
Warrior Met Coal, Inc.	146,992	7,972,846

		51,342,178

Real Estate - 1.87%
AMREP Corp.*	52,000	1,632,800
Anywhere Real Estate, Inc.*	305,000	1,006,500
Forestar Group, Inc.*	224,800	5,826,816
Newmark Group, Inc., Class A	705,000	9,031,050
Opendoor Technologies, Inc.*	2,325,000	3,720,000
RE/MAX Holdings, Inc., Class A*	91,400	975,238
Transcontinental Realty Investors, Inc.*	1,400	41,734

		22,234,138

TOTAL COMMON STOCKS - 99.88%		1,185,309,064

(Cost $930,040,937)

Semi-Annual Report | December 31, 2024 (Unaudited)	29

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Industry Company		Shares	Value

PREFERRED STOCK - 0.00%
Air T Funding, 8.00%		221	$3,754

TOTAL PREFERRED STOCK - 0.00%			3,754

(Cost $4,597)

RIGHTS - 0.01%
Pineapple Holdings, Inc., CVR*Δ#+++		5,000	1,350
Resolute Forest Products, Inc., CVR, expiring 12/31/49*Δ#		335,500	97,295

TOTAL RIGHTS - 0.01%			98,645

(Cost $ — )

Rate^		Shares	Value

MONEY MARKET FUND - 0.13%
Fidelity Investments Money Market Government Portfolio Class I	4.38%	1,590,734	1,590,734

TOTAL MONEY MARKET FUND - 0.13%			1,590,734

(Cost $1,590,734)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.27%
Dreyfus Institutional Preferred Government Money Market Fund**	4.43%		15,049,968

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.27%			15,049,968

(Cost $15,049,968)

TOTAL INVESTMENTS - 101.29%			$1,202,052,165
(Cost $946,686,236)
Liabilities in Excess of Other Assets - (1.29%)			(15,272,569)

NET ASSETS - 100.00%			$1,186,779,596

*	Non-income producing security.
+

This security or a portion of the security is out on loan as of December 31, 2024. Total loaned securities had a value of $124,312,961 as of December 31, 2024. See Note 2 for disclosure of cash and non-cash collateral.

+++	No stated maturity date.
#	Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $98,645, which is 0.01% of total net assets.
Δ	Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.
^	Rate disclosed as of December 31, 2024.
**	This security represents the investment of the cash collateral received in connection with securities out on loan as of December 31, 2024.

CVR - Contingent Value Right

PLC - Public Limited Company

30	bridgewayfunds.com

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Summary of inputs used to value the Fund’s investments as of 12/31/2024:

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks
Industrials	$175,316,742	$15,900	$–	$175,332,642
Other Industries (a)	1,009,976,422	–	–	1,009,976,422

Total Common Stocks	1,185,293,164	15,900	–	1,185,309,064
Preferred Stock	3,754	–	–	3,754
Rights	–	–	98,645	98,645
Money Market Fund	1,590,734	–	–	1,590,734
Investments Purchased With Cash Proceeds From Securities Lending	15,049,968	–	–	15,049,968

TOTAL	$1,201,937,620	$15,900	$98,645	$1,202,052,165

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)
Rights

Balance as of 06/30/2024	$98,645
Purchases/Issuances	–
Sales/Expirations	–
Return of Capital	–
Realized Gain/(Loss)	–
Change in unrealized Appreciation/(Depreciation)	–
Transfers in	–
Transfers out	–

Balance as of 12/31/2024	$98,645

Net change in unrealized Appreciation/(Depreciation) from investments held as of 12/31/2024	$–

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024 (Unaudited)	31

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of December 31, 2024

	Rate^	Shares	Value
MONEY MARKET FUND - 73.48%
Fidelity Investments Money Market Government Portfolio Class I	4.38%	15,285,936	$15,285,936

TOTAL MONEY MARKET FUND - 73.48%			15,285,936

(Cost $15,285,936)

TOTAL INVESTMENTS - 73.48%			$15,285,936
(Cost $15,285,936)

Other Assets in Excess of Liabilities - 26.52%			5,516,921

NET ASSETS - 100.00%			$20,802,857

^	Rate disclosed as of December 31, 2024.

Summary of inputs used to value the Fund’s investments as of 12/31/2024:

Valuation Inputs

Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Money Market Fund	$15,285,936	$–	$–	$15,285,936
OTC Total Return Swaps	–	419,335	–	419,335

TOTAL	$15,285,936	$419,335	$–	$15,705,271

32	bridgewayfunds.com

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Total Return Swaps - Long ((0.39)%)

Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Communication Services
EverQuote, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	12/10/2060	3,792	$71,365	$75,802	$4,231
HKBN, Ltd.	HIHD01M	Monthly	JPMorgan Chase	12/10/2060	97,000	63,894	63,397	(277)
International Games System Co, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	3,000	91,697	89,078	(2,866)
Konami Group Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	100	10,004	9,357	(312)
Magyar Telekom Telecommunications PLC	BUBOR01M	Monthly	JPMorgan Chase	12/10/2060	21,627	73,550	69,370	(1,949)
MediaAlpha, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	12/10/2060	5,750	64,228	64,917	504
MFE-MediaForEurope NV, Class A	ESTRON	Monthly	JPMorgan Chase	12/10/2060	2,798	8,946	8,578	60
MFE-MediaForEurope NV, Class B	ESTRON	Monthly	JPMorgan Chase	12/10/2060	10,781	46,909	45,949	(70)
Sea, Ltd., ADR	OBFR01	Monthly	JPMorgan Chase	12/10/2060	700	78,698	74,270	(4,643)
Spotify Technology SA	OBFR01	Monthly	JPMorgan Chase	12/10/2060	100	47,602	44,738	(2,952)
Trustpilot Group PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	19,363	73,576	74,007	1,334
Xinhua Winshare
Publishing and Media Co, Ltd., Class H	HIHD01M	Monthly	JPMorgan Chase	12/10/2060	4,000	5,301	6,055	736

						635,770	625,518	(6,204)

Consumer Discretionary
Aisan Industry Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	5,100	52,119	56,552	5,681
Asics Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	3,800	75,081	74,130	977
Bic Camera, Inc.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	7,800	89,737	84,275	(3,390)
Booking Holdings, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	14	72,595	69,558	(3,247)
Brinker International, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	575	73,002	76,067	2,853
C&A MODAS SA	OBFR01	Monthly	JPMorgan Chase	12/10/2060	35,600	58,559	46,325	(12,351)
CCC SA	WIBO1M	Monthly	JPMorgan Chase	12/10/2060	1,765	81,219	78,618	(1,334)
CECONOMY AG	ESTRON	Monthly	JPMorgan Chase	12/10/2060	20,824	70,315	56,915	(11,757)
Clas Ohlson AB, Class B	STIB1M	Monthly	JPMorgan Chase	12/10/2060	2,042	40,549	38,841	(1,300)
DigiPlus Interactive Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	189,900	76,117	88,901	12,523
Einhell Germany AG	ESTRON	Monthly	JPMorgan Chase	12/10/2060	125	8,667	8,157	(95)
Elior Group SA	ESTRON	Monthly	JPMorgan Chase	12/10/2060	1,982	5,706	5,770	337
Exedy Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	1,900	57,917	52,727	(3,804)

Semi-Annual Report | December 31, 2024 (Unaudited)	33

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Total Return Swaps - Long ((0.39)%) (continued)

Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Consumer Discretionary – (continued)
FCC Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	4,400	$89,752	$88,318	$650
Fujita Kanko, Inc.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	1,700	92,147	86,000	(3,833)
Hornbach Holding AG & Co KGaA	ESTRON	Monthly	JPMorgan Chase	12/10/2060	472	41,893	35,513	(5,538)
JB Hi-Fi, Ltd.	BBSW1M	Monthly	JPMorgan Chase	12/10/2060	1,172	71,181	67,051	(543)
JINS Holdings, Inc.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	2,200	89,733	89,760	2,095
Johnson Health Tech Co,Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	15,000	87,638	84,308	(3,599)
JVCKenwood Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	6,700	69,846	73,783	5,545
Kaufman & Broad SA	ESTRON	Monthly	JPMorgan Chase	12/10/2060	2,720	90,680	92,088	3,221
Kingfisher PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	2,321	7,761	7,214	(281)
Kontoor Brands, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	749	66,234	63,972	(2,454)
Mizuno Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	100	5,700	5,636	126
Moonpig Group PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	31,542	91,591	83,516	(6,950)
Mr Price Group, Ltd.	JIBA1M	Monthly	JPMorgan Chase	12/10/2060	604	10,220	9,414	(68)
NHK Spring Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	7,500	88,867	93,849	7,024
PAL GROUP Holdings Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	3,500	73,689	67,788	(4,236)
Pandora A/S	CIBO01M	Monthly	JPMorgan Chase	12/10/2060	437	78,410	79,951	3,354
Pop Mart International Group, Ltd.	HIHD01M	Monthly	JPMorgan Chase	12/10/2060	7,000	83,452	80,037	(3,823)
Round One Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	9,900	80,113	81,639	3,589
Rush Street Interactive, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	6,065	81,878	83,212	1,098
Sanrio Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	3,100	94,003	108,062	16,123
Seres Group Co, Ltd., Class A	OBFR01	Monthly	JPMorgan Chase	12/10/2060	5,000	92,016	91,231	(900)
Sumitomo Forestry Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	200	7,733	6,658	(724)
TCL Electronics Holdings, Ltd.	HIHD01M	Monthly	JPMorgan Chase	12/10/2060	59,000	46,286	47,936	1,533
Thule Group AB	STIB1M	Monthly	JPMorgan Chase	12/10/2060	1,174	38,513	36,128	(1,999)
Tomy Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	2,500	70,769	71,604	2,440
Wowprime Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	5,000	36,727	36,039	(759)

34	bridgewayfunds.com

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Total Return Swaps - Long ((0.39)%) (continued)

Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Consumer Discretionary – (continued)
Yue Yuen Industrial Holdings, Ltd.	HIHD01M	Monthly	JPMorgan Chase	12/10/2060	33,000	$74,105	$73,511	$(972)

						2,522,520	2,481,054	(4,788)

Consumer Staples
Auto1 Group SE	ESTRON	Monthly	JPMorgan Chase	12/10/2060	2,517	43,627	40,811	(2,288)
AVI, Ltd.	JIBA1M	Monthly	JPMorgan Chase	12/10/2060	1,439	9,020	8,366	(2)
BRF SA	OBFR01	Monthly	JPMorgan Chase	12/10/2060	15,700	71,980	63,965	(8,230)
Cal-Maine Foods, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	746	77,733	76,778	(1,180)
China Tobacco International HK Co, Ltd.	HIHD01M	Monthly	JPMorgan Chase	12/10/2060	13,000	41,731	39,584	(2,254)
Clicks Group, Ltd.	JIBA1M	Monthly	JPMorgan Chase	12/10/2060	233	5,252	4,607	(266)
Earth Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	2,500	89,629	88,554	2,679
First Pacific Co, Ltd.	HIHD01M	Monthly	JPMorgan Chase	12/10/2060	146,000	87,775	84,442	(3,730)
G-7 Holdings, Inc.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	5,900	54,845	54,939	1,418
Greencore Group PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	27,294	73,274	66,081	(6,332)
Heineken Malaysia Bhd	OBFR01	Monthly	JPMorgan Chase	12/10/2060	16,800	89,996	90,622	363
HelloFresh SE	ESTRON	Monthly	JPMorgan Chase	12/10/2060	3,295	42,675	40,028	(2,130)
Marfrig Global Foods SA	OBFR01	Monthly	JPMorgan Chase	12/10/2060	32,700	101,370	90,142	(11,500)
Marks & Spencer Group PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	14,638	72,498	68,553	(2,906)
Mezzan Holding Co KSCC	OBFR01	Monthly	JPMorgan Chase	12/10/2060	2,828	8,458	8,256	(232)
Mitsubishi Shokuhin Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	2,700	86,757	85,396	609
Sonae SGPS SA	ESTRON	Monthly	JPMorgan Chase	12/10/2060	69,292	67,194	65,603	(280)
Sprouts Farmers Market, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	69	10,138	8,768	(1,399)
Sun Art Retail Group, Ltd.	HIHD01M	Monthly	JPMorgan Chase	12/10/2060	258,000	87,881	81,980	(817)

						1,121,833	1,067,475	(38,477)

Energy
Alamtri Resources Indonesia Tbk PT	OBFR01	Monthly	JPMorgan Chase	12/10/2060	528,300	87,783	79,555	(5,492)
CES Energy Solutions Corp.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	10,555	71,758	72,841	3,188
Enerflex, Ltd.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	8,094	78,812	80,577	3,955
Esso SA Francaise	ESTRON	Monthly	JPMorgan Chase	12/10/2060	832	90,697	93,542	4,686

Semi-Annual Report | December 31, 2024 (Unaudited)	35

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Total Return Swaps - Long ((0.39)%) (continued)

Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Energy – (continued)
Gas Malaysia Bhd	OBFR01	Monthly	JPMorgan Chase	12/10/2060	74,500	$69,811	$71,469	$1,514
Kinetic Development Group, Ltd.	HIHD01M	Monthly	JPMorgan Chase	12/10/2060	518,000	93,173	86,037	(7,524)
Modec, Inc.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	400	8,275	8,443	513
PetroTal Corp.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	19,000	8,230	7,138	(811)
Saipem S.p.A	ESTRON	Monthly	JPMorgan Chase	12/10/2060	13,674	36,696	35,767	(484)
SBM Offshore NV	ESTRON	Monthly	JPMorgan Chase	12/10/2060	2,283	39,494	40,204	1,189
Secure Energy Services, Inc.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	7,796	91,940	88,186	(1,397)
Semirara Mining & Power Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	124,700	74,056	75,029	718
United Tractors Tbk PT#	OBFR01	Monthly	JPMorgan Chase	12/10/2060	41,300	73,405	68,647	(4,994)

						824,130	807,435	(4,939)

Financials
ABN AMRO Bank NV	ESTRON	Monthly	JPMorgan Chase	12/10/2060	5,662	88,822	87,374	127
Abu Dhabi Islamic Bank PJSC	OBFR01	Monthly	JPMorgan Chase	12/10/2060	19,339	70,027	72,764	2,494
AGNC Investment Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	7,046	67,712	64,894	(2,169)
Anadolu Anonim Turk Sigorta Sirketi	OBFR01	Monthly	JPMorgan Chase	12/10/2060	27,557	77,960	81,004	2,788
Annaly Capital Management, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	475	9,410	8,692	(435)
Arbor Realty Trust, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	4,636	66,758	64,209	(2,743)
ARMOUR Residential REIT, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	3,500	68,005	66,010	(2,192)
Banca IFIS S.p.A	ESTRON	Monthly	JPMorgan Chase	12/10/2060	1,690	36,959	37,170	1,171
Banca Popolare di Sondrio S.p.A	ESTRON	Monthly	JPMorgan Chase	12/10/2060	8,462	71,802	71,587	1,409
Banco del Bajio SA	MXIBTIIE	Monthly	JPMorgan Chase	12/10/2060	1,300	2,827	2,603	(170)
Bancolombia SA	OBFR01	Monthly	JPMorgan Chase	12/10/2060	8,473	69,730	67,616	(810)
Bank of Georgia Group PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	1,095	63,073	64,333	2,043
Bank Polska Kasa Opieki SA	WIBO1M	Monthly	JPMorgan Chase	12/10/2060	1,982	71,251	66,252	(4,343)
BB Seguridade Participacoes SA	OBFR01	Monthly	JPMorgan Chase	12/10/2060	11,700	69,724	68,595	(1,338)
Canadian Imperial Bank of Commerce	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	384	25,231	24,291	(649)
Chimera Investment Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	600	9,084	8,400	(488)
China Construction Bank Corp., Class H	HIHD01M	Monthly	JPMorgan Chase	12/10/2060	11,000	8,831	9,113	253

36	bridgewayfunds.com

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Total Return Swaps - Long ((0.39)%) (continued)

Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Financials – (continued)
China Life Insurance Co, Ltd., Class H	HIHD01M	Monthly	JPMorgan Chase	12/10/2060	47,000	$92,754	$87,967	$(5,178)
China Pacific Insurance Group Co, Ltd., Class H	HIHD01M	Monthly	JPMorgan Chase	12/10/2060	29,000	95,541	93,296	(2,668)
Chongqing Rural Commercial Bank Co, Ltd., Class A	OBFR01	Monthly	JPMorgan Chase	12/10/2060	114,300	90,601	94,755	3,884
Close Brothers Group PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	2,343	7,236	6,919	(69)
Coface SA	ESTRON	Monthly	JPMorgan Chase	12/10/2060	4,340	65,007	64,677	1,182
Dah Sing Banking Group, Ltd.	HIHD01M	Monthly	JPMorgan Chase	12/10/2060	93,600	89,289	98,539	8,861
Dah Sing Financial Holdings, Ltd.	HIHD01M	Monthly	JPMorgan Chase	12/10/2060	20,800	68,941	75,031	5,753
Ellington Financial, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	1,925	23,735	23,331	(222)
Eurobank Ergasias Services and Holdings SA	ESTRON	Monthly	JPMorgan Chase	12/10/2060	32,513	77,087	74,936	(697)
Fiera Capital Corp.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	13,983	92,606	87,743	(3,083)
Financial Partners Group Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	500	9,145	9,120	281
Helia Group, Ltd.	BBSW1M	Monthly	JPMorgan Chase	12/10/2060	31,916	91,050	88,143	1,009
Intesa Sanpaolo S.p.A	ESTRON	Monthly	JPMorgan Chase	12/10/2060	17,112	69,312	68,633	910
Jackson Financial, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	12/10/2060	92	8,269	8,011	(282)
JB Financial Group Co, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	7,396	90,689	81,321	(9,616)
Magellan Financial Group, Ltd.	BBSW1M	Monthly	JPMorgan Chase	12/10/2060	9,860	71,582	67,661	(328)
MFA Financial, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	6,120	66,708	62,363	(2,396)
National Bank of Greece SA	ESTRON	Monthly	JPMorgan Chase	12/10/2060	9,216	75,691	72,967	(1,023)
New China Life Insurance Co, Ltd., Class H	HIHD01M	Monthly	JPMorgan Chase	12/10/2060	29,400	96,222	88,643	(7,991)
People’s Insurance Co Group of China Ltd/ The, Class H	HIHD01M	Monthly	JPMorgan Chase	12/10/2060	189,000	93,324	93,646	984
Plus500, Ltd.	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	2,185	72,155	74,075	2,789
Postal Savings Bank of China Co, Ltd., Class H	HIHD01M	Monthly	JPMorgan Chase	12/10/2060	149,000	86,123	87,462	3,722
Rithm Capital Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	768	8,556	8,317	(71)
Santander Bank Polska SA	WIBO1M	Monthly	JPMorgan Chase	12/10/2060	612	71,472	67,937	(2,874)

Semi-Annual Report | December 31, 2024 (Unaudited)	37

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Total Return Swaps - Long ((0.39)%) (continued)

Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Financials – (continued)
Svenska Handelsbanken AB, Class A	STIB1M	Monthly	JPMorgan Chase	12/10/2060	8,663	$91,786	$89,446	$(1,309)
TBC Bank Group PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	2,306	90,785	90,071	430
TPG RE Finance Trust, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	7,723	70,125	65,645	(2,829)
Turkiye Sigorta AS	OBFR01	Monthly	JPMorgan Chase	12/10/2060	182,846	71,584	94,753	22,934
Woori Financial Group, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	780	8,466	8,127	(365)

						2,823,047	2,798,442	6,686

Health Care
Ambea AB	STIB1M	Monthly	JPMorgan Chase	12/10/2060	10,135	91,899	88,303	(2,550)
Bioventus, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	12/10/2060	3,578	40,102	37,569	(2,605)
CareDx, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	398	9,580	8,521	(1,087)
Clariane SE	ESTRON	Monthly	JPMorgan Chase	12/10/2060	19,889	39,186	43,042	4,331
Clover Health Investments Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	28,686	91,119	90,361	(999)
Consun Pharmaceutical Group, Ltd.	HIHD01M	Monthly	JPMorgan Chase	12/10/2060	91,000	93,541	95,131	1,203
COSMO Pharmaceuticals NV	SSARON	Monthly	JPMorgan Chase	12/10/2060	1,336	90,843	93,772	5,239
Extendicare, Inc.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	12,732	95,154	94,154	1,279
Genomma Lab Internacional SAB de CV, Class B	MXIBTIIE	Monthly	JPMorgan Chase	12/10/2060	51,800	69,085	62,430	(5,051)
Hims & Hers Health, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	3,494	107,860	84,485	(23,687)
Kuros Biosciences AG	SSARON	Monthly	JPMorgan Chase	12/10/2060	1,887	43,992	44,391	1,011
Life Healthcare Group Holdings, Ltd.	JIBA1M	Monthly	JPMorgan Chase	12/10/2060	72,394	71,173	62,837	(5,221)
MannKind Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	2,955	19,710	19,001	(766)
Mesoblast, Ltd.	BBSW1M	Monthly	JPMorgan Chase	12/10/2060	66,358	73,453	126,936	57,206
MLP Saglik Hizmetleri AS	OBFR01	Monthly	JPMorgan Chase	12/10/2060	4,627	49,849	49,970	18
Phibro Animal Health Corp., Class A	OBFR01	Monthly	JPMorgan Chase	12/10/2060	2,760	63,784	57,960	(6,008)
PolyPeptide Group AG	SSARON	Monthly	JPMorgan Chase	12/10/2060	1,107	36,021	34,604	(917)
Pro Medicus, Ltd.	BBSW1M	Monthly	JPMorgan Chase	12/10/2060	282	45,639	43,561	(584)
Protagonist Therapeutics, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	2,191	90,656	84,573	(6,322)
Regis Healthcare, Ltd.	BBSW1M	Monthly	JPMorgan Chase	12/10/2060	19,799	83,564	73,390	(8,314)
Sigma Healthcare, Ltd.	BBSW1M	Monthly	JPMorgan Chase	12/10/2060	45,049	82,852	72,830	(5,837)

38	bridgewayfunds.com

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Total Return Swaps - Long ((0.39)%) (continued)

Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Health Care – (continued)
Telix Pharmaceuticals, Ltd.	BBSW1M	Monthly	JPMorgan Chase	12/10/2060	4,588	$73,080	$69,721	$313
Tenet Healthcare Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	435	60,509	54,910	(5,773)
TG Therapeutics, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	335	10,609	10,084	(557)

						1,533,260	1,502,536	(5,678)

Industrials
Acter Group Corp, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	6,000	66,150	67,971	1,617
Aecon Group, Inc.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	4,738	90,517	89,720	1,506
Air Canada	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	5,115	90,638	79,210	(9,530)
Al Babtain Power & Telecommunication Co	OBFR01	Monthly	JPMorgan Chase	12/10/2060	7,126	70,737	73,911	2,928
Argan, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	34	4,843	4,659	(198)
Asia Aviation PCL	OBFR01	Monthly	JPMorgan Chase	12/10/2060	502,700	41,830	40,538	(1,423)
Asia Optical Co, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	6,000	24,512	34,411	9,847
Bangkok Airways PCL	OBFR01	Monthly	JPMorgan Chase	12/10/2060	132,100	92,071	86,517	(5,815)
Bird Construction, Inc.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	3,300	64,902	59,827	(3,219)
Bizlink Holding, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	4,000	83,593	74,423	(9,417)
Blue Bird Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	214	8,562	8,267	(320)
Cal-Comp Electronics Thailand PCL	OBFR01	Monthly	JPMorgan Chase	12/10/2060	180,800	56,066	52,846	(3,330)
Cargotec Oyj, Class B	ESTRON	Monthly	JPMorgan Chase	12/10/2060	1,615	90,671	85,589	(3,236)
CSSC Hong Kong Shipping Co, Ltd.	HIHD01M	Monthly	JPMorgan Chase	12/10/2060	326,000	69,115	75,348	5,895
CTT-Correios de Portugal SA	ESTRON	Monthly	JPMorgan Chase	12/10/2060	18,747	89,975	104,905	16,801
Dai-Dan Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	1,600	39,613	38,582	(82)
dormakaba Holding AG	SSARON	Monthly	JPMorgan Chase	12/10/2060	121	90,517	85,867	(2,292)
Embraer SA	OBFR01	Monthly	JPMorgan Chase	12/10/2060	900	8,305	8,254	(75)
Eva Airways Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	34,000	47,035	45,945	(1,193)
Evergreen Marine Corp Taiwan, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	9,000	63,774	61,737	(2,233)
Fincantieri S.p.A	ESTRON	Monthly	JPMorgan Chase	12/10/2060	6,307	44,865	45,418	1,096
Fujikura, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	1,900	72,200	77,569	6,992

Semi-Annual Report | December 31, 2024 (Unaudited)	39

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Total Return Swaps - Long ((0.39)%) (continued)

Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Industrials – (continued)
Furukawa Electric Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	1,400	$62,809	$58,037	$(3,270)
IHI Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	1,600	86,757	93,537	8,761
Interface, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	1,518	39,043	36,963	(2,193)
Inwido AB	STIB1M	Monthly	JPMorgan Chase	12/10/2060	497	8,764	8,333	(174)
Kanematsu Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	500	8,357	8,295	218
Keller Group PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	3,665	71,651	66,235	(4,590)
Konecranes Oyj	ESTRON	Monthly	JPMorgan Chase	12/10/2060	129	9,232	8,176	(614)
Kongsberg Gruppen ASA	NIBOR1M	Monthly	JPMorgan Chase	12/10/2060	622	71,227	69,979	1,096
Koninklijke BAM Groep NV	ESTRON	Monthly	JPMorgan Chase	12/10/2060	21,408	94,034	93,070	916
Koninklijke Heijmans N.V	ESTRON	Monthly	JPMorgan Chase	12/10/2060	2,298	73,869	75,333	3,216
L&K Engineering Co, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	14,000	95,560	95,565	(260)
Latam Airlines Group SA	OBFR01	Monthly	JPMorgan Chase	12/10/2060	2,692,981	38,617	37,169	(1,533)
Lonking Holdings, Ltd.	HIHD01M	Monthly	JPMorgan Chase	12/10/2060	364,000	68,292	70,502	1,877
Lyft, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	12/10/2060	3,725	60,308	48,053	(12,429)
Marcopolo SA	OBFR01	Monthly	JPMorgan Chase	12/10/2060	56,300	79,832	67,345	(12,704)
MDA Space, Ltd.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	3,700	74,699	76,010	2,538
ME GROUP INTERNATIONAL PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	14,089	37,371	36,158	(722)
Mitsubishi Heavy Industries, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	6,000	89,002	83,664	(3,277)
Morgan Sindall Group PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	1,869	89,787	90,889	2,206
MPC Container Ships ASA	NIBOR1M	Monthly	JPMorgan Chase	12/10/2060	47,246	89,532	86,169	(992)
Norconsult Norge AS	NIBOR1M	Monthly	JPMorgan Chase	12/10/2060	12,580	48,130	48,901	1,431
Noritsu Koki Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	1,800	54,215	58,382	5,909
Peab AB, Class B	STIB1M	Monthly	JPMorgan Chase	12/10/2060	4,684	33,958	33,560	113
Per Aarsleff Holding A/S	CIBO01M	Monthly	JPMorgan Chase	12/10/2060	617	40,509	43,066	3,035
Prima Marine PCL	OBFR01	Monthly	JPMorgan Chase	12/10/2060	33,900	9,013	8,536	(505)
R&S Group Holding AG	SSARON	Monthly	JPMorgan Chase	12/10/2060	2,824	57,359	58,064	1,503
Rolls-Royce Holdings PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	9,948	71,325	70,545	66

40	bridgewayfunds.com

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Total Return Swaps - Long ((0.39)%) (continued)

Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Industrials – (continued)
Sanki Engineering Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	1,900	$39,140	$37,969	$(234)
Sanwa Holdings Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	2,900	85,398	80,100	(3,331)
Sinfonia Technology Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	1,700	60,142	68,145	9,364
SkyWest, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	606	64,800	60,679	(4,308)
Sumiseki Holdings, Inc.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	12,000	64,204	58,319	(4,425)
SWCC Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	1,300	64,594	62,066	(883)
Toa Corp/Tokyo	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	1,400	10,856	10,538	45
Transcontinental, Inc., Class A	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	2,897	35,817	37,426	1,710
Vertiv Holdings Co, Class A	OBFR01	Monthly	JPMorgan Chase	12/10/2060	84	10,223	9,543	(710)
Webuild S.p.A	ESTRON	Monthly	JPMorgan Chase	12/10/2060	24,763	75,600	72,994	(856)
Wilson Bayly Holmes-Ovcon, Ltd.	JIBA1M	Monthly	JPMorgan Chase	12/10/2060	5,821	67,362	72,015	7,298
Wisdom Marine Lines Co, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	3,000	6,520	6,170	(370)
Yangzijiang Shipbuilding Holdings, Ltd.	SIBCSORA	Monthly	JPMorgan Chase	12/10/2060	35,900	72,982	78,472	6,963
ZIM Integrated Shipping Services, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	4,500	87,832	96,615	8,569

						3,619,213	3,583,101	12,773

Information Technology
Advantest Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	1,400	77,956	79,602	3,414
AppLovin Corp., Class A	OBFR01	Monthly	JPMorgan Chase	12/10/2060	232	74,486	75,129	427
Asustek Computer, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	1,000	18,506	18,744	181
Atoss Software SE	ESTRON	Monthly	JPMorgan Chase	12/10/2060	508	63,867	60,072	(2,702)
Celestica, Inc.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	800	71,487	73,831	4,242
Cellebrite DI, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	400	7,956	8,812	833
Clear Secure, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	12/10/2060	2,573	71,504	68,545	(3,166)
Codan, Ltd.	BBSW1M	Monthly	JPMorgan Chase	12/10/2060	6,670	69,616	66,488	365
Commvault Systems, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	401	69,421	60,515	(9,107)
CompoSecure, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	12/10/2060	2,700	43,782	41,391	(2,470)
Darfon Electronics Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	47,000	66,586	62,320	(4,471)
DataTec, Ltd.	JIBA1M	Monthly	JPMorgan Chase	12/10/2060	30,750	76,666	80,916	7,595

Semi-Annual Report | December 31, 2024 (Unaudited)	41

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Total Return Swaps - Long ((0.39)%) (continued)

Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Information Technology – (continued)
Docebo, Inc.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	934	$46,855	$41,884	$(4,239)
Everlight Electronics Co, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	29,000	68,437	75,110	6,463
Fortinet, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	291	28,265	27,494	(853)
Foxsemicon Integrated Technology, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	7,000	67,545	64,724	(3,029)
GDS Holdings, Ltd., Class A	HIHD01M	Monthly	JPMorgan Chase	12/10/2060	24,200	61,768	72,042	9,959
GoDaddy, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	12/10/2060	55	11,267	10,855	(444)
Grand Process Technology Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	1,000	53,261	45,204	(8,221)
Impinj, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	575	88,428	83,524	(5,129)
Insyde Software Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	2,000	25,875	23,543	(2,382)
IONOS Group SE	ESTRON	Monthly	JPMorgan Chase	12/10/2060	338	8,277	7,679	(201)
Ituran Location and Control, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	2,500	77,800	77,875	825
JinkoSolar Holding Co, Ltd., ADR	OBFR01	Monthly	JPMorgan Chase	12/10/2060	1,200	31,930	29,880	(2,115)
Konica Minolta, Inc.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	7,700	34,503	31,974	(1,702)
LandMark Optoelectronics Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	7,000	76,345	82,516	5,936
Manhattan Associates, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	233	69,357	62,966	(6,593)
MediaTek, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	1,000	41,147	42,990	1,715
Meiko Electronics Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	1,200	69,548	68,880	804
MPI Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	3,000	78,462	84,628	5,955
NETGEAR, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	2,795	70,099	77,897	7,595
Nohmi Bosai, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	2,000	41,396	41,795	1,390
Nuix, Ltd.	BBSW1M	Monthly	JPMorgan Chase	12/10/2060	22,586	92,986	88,139	(828)
Nutanix, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	12/10/2060	1,361	88,293	83,266	(5,254)
NVIDIA Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	654	87,350	87,826	249
Oracle Corp Japan	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	100	9,671	9,571	224
Pegasystems, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	780	73,320	72,696	(836)
Pixart Imaging, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	1,000	7,349	7,798	426

42	bridgewayfunds.com

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Total Return Swaps - Long ((0.39)%) (continued)

Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Information Technology – (continued)
Radiant Opto-Electronics Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	6,000	$35,789	$35,901	$35
Santec Holdings Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	1,700	70,919	78,800	9,434
Shibaura Mechatronics Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	1,700	89,287	83,911	(3,363)
SimilarWeb, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	5,864	71,424	83,093	11,634
SUSS MicroTec SE	ESTRON	Monthly	JPMorgan Chase	12/10/2060	1,270	65,840	64,784	458
Systena Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	3,900	9,120	8,938	123
Taiwan Semiconductor Manufacturing Co, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	2,000	64,046	65,000	952
Technology One, Ltd.	BBSW1M	Monthly	JPMorgan Chase	12/10/2060	3,617	70,505	69,867	1,747
Telefonaktiebolaget LM Ericsson, Class B	STIB1M	Monthly	JPMorgan Chase	12/10/2060	8,488	70,984	68,740	(1,421)
Topco Scientific Co, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	4,000	36,657	34,094	(2,643)
Toshiba TEC Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	2,900	68,179	65,874	(774)
VTech Holdings, Ltd.	HIHD01M	Monthly	JPMorgan Chase	12/10/2060	1,200	8,012	8,137	98
Wacom Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	1,900	9,150	8,630	(214)
Wix.com, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	400	85,090	85,820	507

						2,876,369	2,860,710	11,429

Materials
Agnico Eagle Mines, Ltd.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	432	35,788	33,798	(1,605)
Carpenter Technology Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	149	25,592	25,287	(351)
Century Aluminum Co	OBFR01	Monthly	JPMorgan Chase	12/10/2060	3,950	85,174	71,969	(13,431)
China Hongqiao Group, Ltd.	HIHD01M	Monthly	JPMorgan Chase	12/10/2060	59,500	91,455	89,297	(2,555)
China Man-Made Fiber Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	381,000	92,387	85,594	(7,049)
Chugoku Marine Paints, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	2,400	36,442	35,757	260
Feng Hsin Steel Co, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	2,000	4,544	4,245	(313)
Fuji Seal International, Inc.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	5,500	90,244	88,037	(130)
Goldsun Building Materials Co, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	5,000	8,209	7,540	(694)
Harmony Gold Mining Co, Ltd.	JIBA1M	Monthly	JPMorgan Chase	12/10/2060	853	8,206	6,838	(775)
Hochschild Mining PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	24,147	65,904	64,498	(389)

Semi-Annual Report | December 31, 2024 (Unaudited)	43

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Total Return Swaps - Long ((0.39)%) (continued)

Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Materials – (continued)
IAMGOLD Corp.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	7,746	$40,848	$40,038	$(693)
Ise Chemicals Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	200	32,749	40,613	8,876
Kinross Gold Corp.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	7,293	74,643	67,732	(4,931)
Lundin Gold, Inc.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	4,082	96,627	87,067	(7,559)
Mitsui Mining & Smelting Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	200	6,242	5,866	(167)
New Gold, Inc.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	10,901	30,077	27,225	(2,463)
Ora Banda Mining, Ltd.	BBSW1M	Monthly	JPMorgan Chase	12/10/2060	106,265	44,183	42,474	(719)
Perenti, Ltd.	BBSW1M	Monthly	JPMorgan Chase	12/10/2060	46,631	39,249	40,222	1,847
Perimeter Solutions, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	5,551	71,219	70,942	(484)
Ramelius Resources, Ltd.	BBSW1M	Monthly	JPMorgan Chase	12/10/2060	52,520	80,755	66,985	(9,744)
Scotts Miracle-Gro Co/ The	OBFR01	Monthly	JPMorgan Chase	12/10/2060	100	7,374	6,634	(761)
Shandong Nanshan Aluminum Co, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	76,700	41,620	41,079	(626)
Spartan Resources Ltd/ Australia	BBSW1M	Monthly	JPMorgan Chase	12/10/2060	48,575	44,136	42,214	(562)
Torex Gold Resources, Inc.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	4,631	92,380	91,238	703
West African Resources, Ltd.	BBSW1M	Monthly	JPMorgan Chase	12/10/2060	7,562	8,166	6,682	(958)
Yunnan Yuntianhua Co, Ltd., Class A	OBFR01	Monthly	JPMorgan Chase	12/10/2060	29,800	89,727	91,036	1,045

						1,343,940	1,280,907	(44,228)

Real Estate
Advancetek Enterprise Co, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	39,000	97,366	90,372	(7,271)
Aedas Homes SA	ESTRON	Monthly	JPMorgan Chase	12/10/2060	2,924	77,754	78,447	2,064
Da-Li Development Co, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	52,000	69,222	70,094	659
Eco World Development Group Bhd	OBFR01	Monthly	JPMorgan Chase	12/10/2060	95,000	42,603	44,359	2,095
Fortress Real Estate Investments, Ltd., Class B	JIBA1M	Monthly	JPMorgan Chase	12/10/2060	63,055	70,929	67,695	(449)
Hiyes International Co, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	1,000	5,478	6,125	630
Hyprop Investments, Ltd.	JIBA1M	Monthly	JPMorgan Chase	12/10/2060	27,253	71,133	67,110	(898)
Jones Lang LaSalle, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	334	89,760	84,549	(5,448)
Klepierre SA	ESTRON	Monthly	JPMorgan Chase	12/10/2060	156	4,740	4,493	(20)

44	bridgewayfunds.com

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Total Return Swaps - Long ((0.39)%) (continued)

Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Real Estate – (continued)
Morguard North American Residential Real Estate Investment Trust	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	705	$9,395	$8,411	$(636)
NEPI Rockcastle NV	JIBA1M	Monthly	JPMorgan Chase	12/10/2060	11,264	89,086	82,364	(2,990)
Sime Darby Property Bhd#	OBFR01	Monthly	JPMorgan Chase	12/10/2060	219,100	76,080	82,620	6,294
SITE Centers Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	5,700	87,706	87,153	(783)
Token Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	700	54,509	55,608	2,404
Wereldhave NV	ESTRON	Monthly	JPMorgan Chase	12/10/2060	587	8,883	8,373	(84)
Yungshin Construction & Development Co, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	20,000	89,518	88,753	(1,001)

						944,162	926,526	(5,434)

Utilities
A2A S.p.A	ESTRON	Monthly	JPMorgan Chase	12/10/2060	13,667	30,901	30,345	(181)
Brookfield Infrastructure Corp., Class A	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	219	9,538	8,788	(425)
Cia Energetica de Minas Gerais	OBFR01	Monthly	JPMorgan Chase	12/10/2060	19,500	36,793	34,786	(1,552)
Drax Group PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	5,998	47,693	48,583	1,517
Hokuriku Electric Power Co	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	10,900	61,215	59,396	(524)
Iberdrola SA	ESTRON	Monthly	JPMorgan Chase	12/10/2060	200	2,887	2,756	6
Korea Gas Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	3,597	85,313	84,088	(1,447)
Manila Electric Co	OBFR01	Monthly	JPMorgan Chase	12/10/2060	1,070	9,039	9,009	(61)
Perusahaan Gas Negara Tbk PT#	OBFR01	Monthly	JPMorgan Chase	12/10/2060	245,300	23,724	24,184	413
SK Gas, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	173	25,302	24,276	(1,074)

						332,405	326,211	(3,328)

Total Reference Entity - Long						$18,576,649	$18,259,915	$(82,188)

Total Return Swaps - Short (2.41%)

Reference Entity	Receive	Payment Frequency	Counterparty	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Communication Services
Alibaba Pictures Group, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	12/10/2060	950,000	(58,272)	(57,578)	799
Atlanta Braves Holdings, Inc., Class C	OBFR01	Monthly	JPMorgan Chase	12/10/2060	1,300	(51,714)	(49,738)	2,127
Baidu, Inc., Class A	HIHDO/N	Monthly	JPMorgan Chase	12/10/2060	4,950	(55,039)	(52,206)	3,099

Semi-Annual Report | December 31, 2024 (Unaudited)	45

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Total Return Swaps - Short (2.41%) (continued)

Reference Entity	Receive	Payment Frequency	Counterparty	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Communication Services – (continued)
Better Collective A/S	STIB1D	Monthly	JPMorgan Chase	12/10/2060	6,831	$(71,018)	$(68,853)	$1,336
Borussia Dortmund GmbH & Co KGaA	ESTRON	Monthly	JPMorgan Chase	12/10/2060	12,681	(42,705)	(41,012)	1,001
Cellnex Telecom SA	ESTRON	Monthly	JPMorgan Chase	12/10/2060	1,577	(55,632)	(49,812)	4,513
Embracer Group AB	STIB1D	Monthly	JPMorgan Chase	12/10/2060	20,473	(59,859)	(55,852)	3,241
Evoke PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	76,338	(62,798)	(58,440)	3,822
Future PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	4,761	(61,965)	(54,935)	6,502
Kanzhun, Ltd., ADR	OBFR01	Monthly	JPMorgan Chase	12/10/2060	3,900	(55,029)	(53,820)	1,370
Kinepolis Group NV	ESTRON	Monthly	JPMorgan Chase	12/10/2060	1,765	(69,965)	(72,046)	(3,466)
Lions Gate Entertainment Corp., Class A	OBFR01	Monthly	JPMorgan Chase	12/10/2060	6,926	(58,594)	(59,148)	(248)
Nexon Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	4,000	(56,866)	(59,501)	(4,219)
ProSiebenSat.1 Media SE	ESTRON	Monthly	JPMorgan Chase	12/10/2060	5,807	(32,338)	(29,914)	2,016
Thryv Holdings, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	3,824	(62,255)	(56,595)	5,842
Universal Music Group NV	ESTRON	Monthly	JPMorgan Chase	12/10/2060	1,159	(30,126)	(29,646)	107
Weibo Corp., ADR, ADR	OBFR01	Monthly	JPMorgan Chase	12/10/2060	6,200	(63,922)	(59,210)	4,899

						(948,097)	(908,306)	32,741

Consumer Discretionary
Allegro.eu SA	WIBOON	Monthly	JPMorgan Chase	12/10/2060	7,692	(53,974)	(50,406)	2,788
Basic-Fit NV	ESTRON	Monthly	JPMorgan Chase	12/10/2060	1,564	(34,525)	(36,511)	(2,428)
Beyond, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	13,333	(72,882)	(65,732)	7,331
Boozt AB	STIB1D	Monthly	JPMorgan Chase	12/10/2060	5,519	(64,014)	(62,887)	389
BRP, Inc.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	1,092	(58,054)	(55,616)	726
Brunello Cucinelli S.p.A	ESTRON	Monthly	JPMorgan Chase	12/10/2060	563	(58,340)	(61,502)	(4,540)
Capri Holdings, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	2,500	(55,475)	(52,650)	2,987
Corporate Travel Management, Ltd.	RBACOR	Monthly	JPMorgan Chase	12/10/2060	5,794	(52,904)	(47,410)	2,797
Create Restaurants Holdings, Inc.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	6,900	(53,220)	(51,148)	848
Dave & Buster’s Entertainment, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	1,301	(37,522)	(37,976)	(397)
Delivery Hero SE	ESTRON	Monthly	JPMorgan Chase	12/10/2060	1,158	(35,741)	(32,531)	2,767
Denny’s Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	8,028	(51,138)	(48,569)	2,719

46	bridgewayfunds.com

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Total Return Swaps - Short (2.41%) (continued)

Reference Entity	Receive	Payment Frequency	Counterparty	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Consumer Discretionary – (continued)
Electrolux AB, Class B	STIB1D	Monthly	JPMorgan Chase	12/10/2060	6,678	$(58,338)	$(55,393)	$2,255
Fox Factory Holding Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	1,632	(51,751)	(49,401)	2,501
Frasers Group PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	5,213	(40,314)	(39,757)	15
Fuji Kyuko Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	4,800	(71,732)	(68,018)	2,054
Fujitsu General, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	4,100	(56,654)	(60,353)	(5,001)
Gaotu Techedu, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	28,400	(70,454)	(62,196)	8,442
GN Store Nord AS	DKDR1T	Monthly	JPMorgan Chase	12/10/2060	254	(5,070)	(4,729)	98
HannStar Display Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	190,000	(51,465)	(48,745)	2,978
Hermes International SCA	ESTRON	Monthly	JPMorgan Chase	12/10/2060	25	(59,329)	(59,984)	(2,089)
JM AB	STIB1D	Monthly	JPMorgan Chase	12/10/2060	4,546	(71,456)	(68,572)	2,222
Kyoritsu Maintenance Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	3,200	(57,499)	(59,242)	(3,050)
LVMH Moet Hennessy Louis Vuitton SE	ESTRON	Monthly	JPMorgan Chase	12/10/2060	85	(57,426)	(55,912)	157
Melco Resorts & Entertainment, Ltd., ADR	OBFR01	Monthly	JPMorgan Chase	12/10/2060	6,900	(44,488)	(39,951)	4,617
Mercari, Inc.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	3,500	(42,428)	(39,498)	1,903
Moncler S.p.A	ESTRON	Monthly	JPMorgan Chase	12/10/2060	1,040	(56,920)	(54,902)	676
MR DIY Group M Bhd#	OBFR01	Monthly	JPMorgan Chase	12/10/2060	67,400	(27,132)	(27,869)	(765)
New Oriental Education & Technology Group, Inc.	HIHDO/N	Monthly	JPMorgan Chase	12/10/2060	9,300	(58,652)	(59,316)	(380)
NIO, Inc., Class A	HIHDO/N	Monthly	JPMorgan Chase	12/10/2060	11,360	(54,388)	(49,815)	4,881
North-Star International Co Ltd	OBFR01	Monthly	JPMorgan Chase	12/10/2060	33,000	(56,607)	(49,485)	7,422
Oriental Land Co Ltd/ Japan	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	3,300	(71,891)	(71,135)	(919)
PDD Holdings, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	500	(51,098)	(48,495)	2,684
PWR Holdings, Ltd.	RBACOR	Monthly	JPMorgan Chase	12/10/2060	13,781	(72,311)	(67,044)	2,344
Salvatore Ferragamo S.p.A	ESTRON	Monthly	JPMorgan Chase	12/10/2060	2,960	(21,482)	(20,775)	139
Shimano, Inc.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	500	(68,930)	(67,259)	(361)
SSP Group PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	27,454	(64,819)	(61,854)	2,411
Stanley Electric Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	1,900	(31,658)	(31,158)	(330)

Semi-Annual Report | December 31, 2024 (Unaudited)	47

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Total Return Swaps - Short (2.41%) (continued)

Reference Entity	Receive	Payment Frequency	Counterparty	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Consumer Discretionary – (continued)
Sturm Ruger & Co, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	200	$(7,408)	$(7,074)	$356
Tainan Spinning Co, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	113,000	(53,136)	(48,381)	4,996
THG PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	92,712	(62,702)	(52,060)	9,649
TravelSky Technology, Ltd., Class H	HIHDO/N	Monthly	JPMorgan Chase	12/10/2060	43,000	(56,501)	(57,127)	(494)
WEB Travel Group, Ltd.	RBACOR	Monthly	JPMorgan Chase	12/10/2060	19,732	(58,215)	(55,925)	594
Yamaha Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	6,300	(44,547)	(44,813)	(1,343)

						(2,284,590)	(2,189,176)	64,649

Consumer Staples
Azelis Group NV	ESTRON	Monthly	JPMorgan Chase	12/10/2060	1,627	(32,168)	(32,027)	(258)
Celsius Holdings, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	2,046	(62,628)	(53,892)	8,920
CGN Mining Co, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	12/10/2060	225,000	(48,206)	(46,792)	1,727
COFCO Joycome Foods, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	12/10/2060	242,000	(44,748)	(43,028)	1,822
Davide Campari-Milano NV	ESTRON	Monthly	JPMorgan Chase	12/10/2060	8,733	(56,711)	(54,655)	724
DocMorris AG	SSARON	Monthly	JPMorgan Chase	12/10/2060	2,086	(56,022)	(46,113)	9,069
Ezaki Glico Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	200	(6,053)	(5,957)	(163)
Fevertree Drinks PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	6,059	(56,472)	(50,956)	4,827
Great Tree Pharmacy Co, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	15,000	(71,603)	(66,796)	5,044
Grupo Bimbo SAB de CV	MXIBTIIE	Monthly	JPMorgan Chase	12/10/2060	24,300	(68,761)	(64,377)	2,747
Intercos S.p.A	ESTRON	Monthly	JPMorgan Chase	12/10/2060	3,616	(55,164)	(51,896)	2,193
Ito En, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	1,800	(43,055)	(40,427)	1,656
Jalles Machado SA	OBFR01	Monthly	JPMorgan Chase	12/10/2060	57,700	(47,283)	(43,248)	4,206
Kobayashi Pharmaceutical Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	1,500	(58,683)	(59,221)	(2,437)
Kose Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	1,100	(49,763)	(50,042)	(1,970)
Kotobuki Spirits Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	4,000	(55,678)	(55,078)	(665)
L’Oreal SA	ESTRON	Monthly	JPMorgan Chase	12/10/2060	153	(56,002)	(54,162)	523
MatsukiyoCocokara & Co	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	3,800	(55,726)	(55,324)	(869)
Microbio Co, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	55,000	(59,967)	(55,327)	4,792
Nissin Foods Holdings Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	2,100	(54,851)	(50,733)	2,957

48	bridgewayfunds.com

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Total Return Swaps - Short (2.41%) (continued)

Reference Entity	Receive	Payment Frequency	Counterparty	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Consumer Staples – (continued)
Pick n Pay Stores, Ltd.	SAONBOR	Monthly	JPMorgan Chase	12/10/2060	34,250	$(57,534)	$(55,718)	$(425)
Raia Drogasil SA	OBFR01	Monthly	JPMorgan Chase	12/10/2060	12,800	(50,028)	(45,561)	4,498
Redcare Pharmacy NV	ESTRON	Monthly	JPMorgan Chase	12/10/2060	329	(54,887)	(45,342)	8,228
Sakata Seed Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	2,300	(52,319)	(50,466)	206
Sendas Distribuidora S/A	OBFR01	Monthly	JPMorgan Chase	12/10/2060	61,800	(56,025)	(56,356)	(303)
Shiseido Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	2,900	(53,240)	(51,281)	213
Toromont Industries, Ltd.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	516	(40,390)	(40,793)	(529)
Unicharm Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	6,600	(56,122)	(54,411)	47
Westrock Coffee Co	OBFR01	Monthly	JPMorgan Chase	12/10/2060	7,883	(56,915)	(50,609)	6,579
Young & Co’s Brewery PLC, Class A	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	693	(7,948)	(7,513)	175

						(1,524,952)	(1,438,101)	63,534

Energy
Advantage Energy, Ltd.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	8,591	(53,729)	(58,929)	(6,637)
BLUENORD ASA	NOWA	Monthly	JPMorgan Chase	12/10/2060	1,010	(54,448)	(58,537)	(5,044)
BW Energy, Ltd.	NOWA	Monthly	JPMorgan Chase	12/10/2060	15,835	(31,938)	(32,759)	(1,434)
Cameco Corp.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	980	(56,069)	(50,389)	4,253
Coronado Global Resources, Inc.	RBACOR	Monthly	JPMorgan Chase	12/10/2060	133,296	(70,536)	(62,824)	4,878
Expro Group Holdings NV	OBFR01	Monthly	JPMorgan Chase	12/10/2060	626	(7,524)	(7,806)	(260)
Mattr Corp.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	7,500	(71,672)	(65,950)	4,277
Nabors Industries, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	111	(7,568)	(6,346)	1,244
NextDecade Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	7,231	(48,592)	(55,751)	(7,017)
NuVista Energy, Ltd.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	978	(9,461)	(9,403)	(266)
Par Pacific Holdings, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	1,403	(23,178)	(22,995)	250
Paratus Energy Services, Ltd.	NOWA	Monthly	JPMorgan Chase	12/10/2060	10,357	(38,216)	(41,925)	(4,334)
PRIO SA/Brazil	OBFR01	Monthly	JPMorgan Chase	12/10/2060	4,900	(33,165)	(32,119)	1,096
Sable Offshore Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	2,500	(50,700)	(57,250)	(6,309)
TETRA Technologies, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	14,037	(54,464)	(50,252)	4,370
Tourmaline Oil Corp.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	175	(7,792)	(8,098)	(572)

Semi-Annual Report | December 31, 2024 (Unaudited)	49

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Total Return Swaps - Short (2.41%) (continued)

Reference Entity	Receive	Payment Frequency	Counterparty	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Energy – (continued)
Verbio SE	ESTRON	Monthly	JPMorgan Chase	12/10/2060	1,533	$(18,117)	$(18,864)	$(1,213)

						(637,169)	(640,197)	(12,718)

Financials
Adyen NV	ESTRON	Monthly	JPMorgan Chase	12/10/2060	41	(64,878)	(60,929)	2,452
Aiful Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	26,900	(58,567)	(57,482)	(258)
Alpha Group International PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	274	(8,372)	(8,027)	59
Bairong, Inc.	HIHDO/N	Monthly	JPMorgan Chase	12/10/2060	44,500	(56,084)	(50,107)	6,262
Banco Pan SA	OBFR01	Monthly	JPMorgan Chase	12/10/2060	39,800	(44,319)	(40,782)	2,127
Cannae Holdings, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	2,587	(53,422)	(51,378)	2,200
Clal Insurance Enterprises Holdings, Ltd.	TELBORON	Monthly	JPMorgan Chase	12/10/2060	2,516	(56,720)	(59,172)	(541)
Credit Acceptance Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	118	(58,297)	(55,396)	3,070
Credit Corp Group, Ltd.	RBACOR	Monthly	JPMorgan Chase	12/10/2060	6,747	(72,142)	(66,517)	2,616
Crowell Development Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	45,000	(55,286)	(58,277)	(2,659)
Customers Bancorp, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	175	(9,329)	(8,519)	837
CVC Capital Partners PLC	ESTRON	Monthly	JPMorgan Chase	12/10/2060	2,198	(50,390)	(48,604)	1,161
Definity Financial Corp.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	206	(8,744)	(8,376)	69
Direct Line Insurance Group PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	12,396	(38,248)	(39,665)	(1,931)
eGuarantee, Inc.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	5,400	(62,182)	(60,797)	(47)
Encore Capital Group, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	1,067	(52,080)	(50,971)	1,262
EQT AB	STIB1D	Monthly	JPMorgan Chase	12/10/2060	1,983	(58,546)	(54,818)	3,038
EXOR NV	ESTRON	Monthly	JPMorgan Chase	12/10/2060	531	(53,305)	(48,680)	3,362
Flywire Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	459	(9,368)	(9,465)	(69)
GMO Financial Gate, Inc.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	700	(34,100)	(31,412)	1,825
GMO Payment Gateway, Inc.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	1,100	(60,881)	(55,433)	4,090
Hypoport SE	ESTRON	Monthly	JPMorgan Chase	12/10/2060	392	(71,700)	(68,852)	1,465
Infratil, Ltd.	NZOCR	Monthly	JPMorgan Chase	12/10/2060	6,582	(46,838)	(46,395)	(1,114)
Intact Financial Corp.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	41	(7,976)	(7,465)	239
Inter & Co, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	12/10/2060	15,100	(67,909)	(63,722)	4,364

50	bridgewayfunds.com

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Total Return Swaps - Short (2.41%) (continued)

Reference Entity	Receive	Payment Frequency	Counterparty	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Financials – (continued)
Jyske Bank A/S	DKDR1T	Monthly	JPMorgan Chase	12/10/2060	112	$(8,170)	$(7,955)	$(176)
L E Lundbergforetagen AB, Class B	STIB1D	Monthly	JPMorgan Chase	12/10/2060	858	(39,792)	(38,878)	505
LendingTree, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	1,759	(71,823)	(68,161)	3,841
Live Oak Bancshares, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	1,096	(48,695)	(43,347)	5,491
London Stock Exchange Group PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	391	(55,547)	(55,192)	(333)
M&A Research Institute
Holdings, Inc.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	3,900	(48,021)	(49,870)	(3,017)
Marqeta, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	12/10/2060	13,359	(52,634)	(50,631)	2,158
mBank SA	WIBOON	Monthly	JPMorgan Chase	12/10/2060	327	(43,991)	(43,487)	(133)
Medley, Inc.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	300	(7,866)	(7,231)	373
Mercuries & Associates Holding, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	105,000	(51,448)	(48,949)	2,717
NCR Atleos Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	300	(10,296)	(10,176)	150
Nelnet, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	12/10/2060	480	(51,922)	(51,269)	805
Nexi S.p.A	ESTRON	Monthly	JPMorgan Chase	12/10/2060	1,280	(8,054)	(7,125)	544
Open Lending Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	12,238	(75,888)	(73,061)	3,015
Oscar Health, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	12/10/2060	3,531	(53,071)	(47,457)	5,769
Pagseguro Digital, Ltd., Class A	OBFR01	Monthly	JPMorgan Chase	12/10/2060	9,900	(69,411)	(61,974)	7,611
Perella Weinberg Partners	OBFR01	Monthly	JPMorgan Chase	12/10/2060	383	(9,414)	(9,131)	311
Pluxee NV	ESTRON	Monthly	JPMorgan Chase	12/10/2060	2,222	(44,227)	(42,943)	736
Repay Holdings Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	6,688	(53,103)	(51,029)	2,228
Rocket Cos, Inc., Class A	OBFR01	Monthly	JPMorgan Chase	12/10/2060	5,532	(68,974)	(62,290)	6,858
SBI Sumishin Net Bank, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	2,800	(66,326)	(67,029)	(2,224)
Sofina SA	ESTRON	Monthly	JPMorgan Chase	12/10/2060	228	(52,243)	(51,466)	(463)
StoneCo, Ltd., Class A	OBFR01	Monthly	JPMorgan Chase	12/10/2060	6,200	(55,255)	(49,414)	5,964
Taichung Commercial Bank Co, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	96,000	(56,836)	(54,862)	2,142
Taiwan Business Bank	OBFR01	Monthly	JPMorgan Chase	12/10/2060	74,000	(33,967)	(33,482)	546
Tamburi Investment Partners S.p.A	ESTRON	Monthly	JPMorgan Chase	12/10/2060	5,860	(52,238)	(50,930)	68
Trisura Group, Ltd.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	1,882	(53,900)	(51,035)	1,426

Semi-Annual Report | December 31, 2024 (Unaudited)	51

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Total Return Swaps - Short (2.41%) (continued)

Reference Entity	Receive	Payment Frequency	Counterparty	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Financials – (continued)
Union Bank Of Taiwan	OBFR01	Monthly	JPMorgan Chase	12/10/2060	111,000	$(53,197)	$(51,588)	$1,789
WEX, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	293	(52,429)	(51,369)	1,214
Yellow Cake PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	9,418	(59,563)	(59,010)	(247)
ZhongAn Online P&C Insurance Co, Ltd., Class H	HIHDO/N	Monthly	JPMorgan Chase	12/10/2060	45,100	(72,707)	(67,755)	5,251

						(2,640,691)	(2,529,337)	88,798

Health Care
Acadia Healthcare Co, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	528	(20,950)	(20,935)	47
agilon health, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	33,228	(69,779)	(63,133)	6,850
Amplifon S.p.A	ESTRON	Monthly	JPMorgan Chase	12/10/2060	2,112	(55,740)	(54,422)	8
Amvis Holdings, Inc.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	13,200	(64,311)	(60,852)	1,873
Carl Zeiss Meditec AG	ESTRON	Monthly	JPMorgan Chase	12/10/2060	1,383	(82,614)	(64,747)	16,194
CVS Group PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	5,106	(56,919)	(53,842)	2,398
Demant A/S	DKDR1T	Monthly	JPMorgan Chase	12/10/2060	1,389	(53,793)	(51,124)	1,630
Eiken Chemical Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	2,800	(40,097)	(37,913)	1,213
Gushengtang Holdings, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	12/10/2060	17,100	(72,669)	(74,111)	(1,085)
Healius, Ltd.	RBACOR	Monthly	JPMorgan Chase	12/10/2060	61,119	(57,518)	(51,608)	3,148
iRhythm Technologies, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	653	(56,746)	(58,881)	(1,969)
Jinxin Fertility Group, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	12/10/2060	185,500	(71,977)	(63,641)	8,722
M3, Inc.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	6,100	(57,353)	(52,856)	3,283
Neogen Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	5,761	(73,398)	(69,939)	3,638
PolyNovo, Ltd.	RBACOR	Monthly	JPMorgan Chase	12/10/2060	48,267	(63,644)	(60,565)	1,643
Ramsay Health Care, Ltd.	RBACOR	Monthly	JPMorgan Chase	12/10/2060	3,054	(75,249)	(65,170)	6,858
Ryman Healthcare, Ltd.	NZOCR	Monthly	JPMorgan Chase	12/10/2060	18,822	(48,209)	(49,536)	(3,806)
Surgical Science Sweden AB	STIB1D	Monthly	JPMorgan Chase	12/10/2060	654	(9,196)	(9,215)	(289)
TransMedics Group, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	526	(34,066)	(32,796)	1,322
Ypsomed Holding AG	SSARON	Monthly	JPMorgan Chase	12/10/2060	100	(40,874)	(36,098)	4,195

						(1,105,102)	(1,031,384)	55,873

Industrials
3D Systems Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	17,677	(58,334)	(57,981)	523

52	bridgewayfunds.com

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Total Return Swaps - Short (2.41%) (continued)

Reference Entity	Receive	Payment Frequency	Counterparty	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Industrials – (continued)
Airtac International Group	OBFR01	Monthly	JPMorgan Chase	12/10/2060	2,000	$(52,905)	$(51,372)	$1,749
Array Technologies, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	12,658	(71,803)	(76,454)	(4,479)
ATS Corp.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	1,867	(59,621)	(56,941)	1,110
Auckland International Airport, Ltd.	NZOCR	Monthly	JPMorgan Chase	12/10/2060	15,075	(71,728)	(73,380)	(4,766)
AutoStore Holdings, Ltd.	NOWA	Monthly	JPMorgan Chase	12/10/2060	30,590	(30,906)	(29,972)	500
Badger Infrastructure
Solutions, Ltd.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	1,917	(52,288)	(47,850)	2,794
Ballard Power Systems, Inc.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	43,502	(69,243)	(72,329)	(3,388)
Beijing Capital International Airport Co, Ltd., Class H	HIHDO/N	Monthly	JPMorgan Chase	12/10/2060	148,000	(55,763)	(53,073)	2,958
Boeing Co/The	OBFR01	Monthly	JPMorgan Chase	12/10/2060	374	(61,373)	(66,198)	(4,646)
Boyd Group Services, Inc.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	478	(70,092)	(72,087)	(3,363)
Brookfield Business Corp., Class A	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	2,700	(72,272)	(65,948)	4,933
Canadian National Railway Co	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	482	(51,974)	(48,946)	1,706
Carel Industries S.p.A	ESTRON	Monthly	JPMorgan Chase	12/10/2060	2,686	(55,099)	(51,493)	2,301
Custom Truck One Source, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	1,900	(10,070)	(9,139)	960
Daetwyler Holding AG	SSARON	Monthly	JPMorgan Chase	12/10/2060	346	(55,310)	(50,782)	2,853
Daikin Industries, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	400	(47,739)	(46,672)	56
Dentsu Soken, Inc.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	800	(30,614)	(29,581)	18
Finnair Oyj	ESTRON	Monthly	JPMorgan Chase	12/10/2060	22,551	(58,431)	(51,647)	5,404
Grupo Traxion SAB de CV	MXIBTIIE	Monthly	JPMorgan Chase	12/10/2060	55,700	(54,874)	(50,836)	2,549
Harmonic Drive Systems, Inc.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	3,900	(63,759)	(81,672)	(19,344)
Hertz Global Holdings, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	12,963	(58,593)	(47,445)	11,454
Hexagon AB, Class B	STIB1D	Monthly	JPMorgan Chase	12/10/2060	3,919	(37,906)	(37,416)	99
Hidrovias do Brasil SA	OBFR01	Monthly	JPMorgan Chase	12/10/2060	149,200	(70,255)	(66,357)	4,141
Hino Motors, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	20,400	(57,979)	(72,849)	(16,214)
Hirata Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	1,100	(38,468)	(37,605)	(127)
Infomart Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	28,300	(50,639)	(54,321)	(4,977)
Interpump Group S.p.A	ESTRON	Monthly	JPMorgan Chase	12/10/2060	1,179	(56,409)	(52,288)	3,022

Semi-Annual Report | December 31, 2024 (Unaudited)	53

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Total Return Swaps - Short (2.41%) (continued)

Reference Entity	Receive	Payment Frequency	Counterparty	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Industrials – (continued)
Interroll Holding AG	SSARON	Monthly	JPMorgan Chase	12/10/2060	31	$(72,940)	$(68,169)	$3,098
JSL SA	OBFR01	Monthly	JPMorgan Chase	12/10/2060	68,300	(72,914)	(59,810)	8,667
Keisei Electric Railway Co., Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	6,000	(55,480)	(53,876)	303
Kosaido Holdings Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	2,300	(8,363)	(7,364)	719
Learning Technologies Group PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	45,180	(56,199)	(55,407)	312
Marten Transport, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	504	(8,704)	(7,867)	862
Melrose Industries PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	7,975	(56,927)	(55,110)	1,091
Montana Aerospace AG	SSARON	Monthly	JPMorgan Chase	12/10/2060	4,293	(71,899)	(67,799)	2,383
Montrose Environmental Group, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	4,232	(71,313)	(78,504)	(7,017)
Nagoya Railroad Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	6,300	(70,685)	(70,106)	(1,076)
NFI Group, Inc.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	7,240	(71,674)	(70,514)	(75)
Nibe Industrier AB	STIB1D	Monthly	JPMorgan Chase	12/10/2060	17,885	(73,921)	(69,894)	3,203
Nilfisk Holding A/S	DKDR1T	Monthly	JPMorgan Chase	12/10/2060	4,619	(71,471)	(66,983)	3,250
Phihong Technology Co, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	61,000	(73,877)	(69,556)	4,594
Plug Power, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	17,720	(42,725)	(37,744)	5,008
Reece, Ltd.	RBACOR	Monthly	JPMorgan Chase	12/10/2060	143	(2,341)	(1,975)	215
Rentokil Initial PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	10,392	(53,359)	(51,871)	818
Richelieu Hardware, Ltd.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	1,934	(53,816)	(52,526)	(51)
Sdiptech AB, Class B	STIB1D	Monthly	JPMorgan Chase	12/10/2060	1,876	(39,399)	(40,361)	(1,366)
Singapore Post, Ltd.	SIBCSORA	Monthly	JPMorgan Chase	12/10/2060	135,600	(59,291)	(52,615)	5,645
SMC Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	200	(81,433)	(77,664)	1,922
SMS Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	5,100	(56,052)	(50,582)	4,283
Spirax Group PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	639	(60,580)	(54,661)	5,168
Tobu Railway Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	3,100	(50,869)	(50,345)	(635)
Travis Perkins PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	7,573	(71,150)	(68,959)	1,478
VAT Group AG	SSARON	Monthly	JPMorgan Chase	12/10/2060	138	(54,126)	(52,180)	309
Vestas Wind Systems A/S	DKDR1T	Monthly	JPMorgan Chase	12/10/2060	5,273	(73,904)	(72,329)	129
Wabash National Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	458	(9,279)	(7,846)	1,461

54	bridgewayfunds.com

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Total Return Swaps - Short (2.41%) (continued)

Reference Entity	Receive	Payment Frequency	Counterparty	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Industrials – (continued)
WillScot Holdings Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	1,527	$(56,499)	$(51,078)	$5,585

						(3,125,637)	(3,036,329)	38,109

Information Technology
Allegro MicroSystems, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	2,753	(57,923)	(60,181)	(2,089)
Alphawave IP Group PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	5,679	(10,163)	(5,978)	3,842
Alten SA	ESTRON	Monthly	JPMorgan Chase	12/10/2060	647	(55,593)	(53,009)	1,264
ams-OSRAM AG	SSARON	Monthly	JPMorgan Chase	12/10/2060	821	(6,521)	(5,382)	833
ASM International NV	ESTRON	Monthly	JPMorgan Chase	12/10/2060	83	(47,864)	(47,989)	(719)
ASML Holding NV	ESTRON	Monthly	JPMorgan Chase	12/10/2060	50	(36,743)	(35,022)	1,266
ASMPT, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	12/10/2060	5,400	(54,598)	(51,632)	3,230
Audinate Group, Ltd.	RBACOR	Monthly	JPMorgan Chase	12/10/2060	15,189	(74,419)	(69,470)	2,089
BE Semiconductor Industries NV	ESTRON	Monthly	JPMorgan Chase	12/10/2060	448	(58,978)	(61,407)	(3,858)
Bechtle AG	ESTRON	Monthly	JPMorgan Chase	12/10/2060	2,215	(74,753)	(71,040)	2,182
cBrain A/S	DKDR1T	Monthly	JPMorgan Chase	12/10/2060	2,649	(75,465)	(66,125)	7,757
Chinasoft International, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	12/10/2060	106,000	(71,461)	(70,088)	1,675
Cohu, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	2,101	(56,832)	(56,097)	902
Comet Holding AG	SSARON	Monthly	JPMorgan Chase	12/10/2060	170	(50,967)	(46,607)	2,958
Dassault Systemes SE	ESTRON	Monthly	JPMorgan Chase	12/10/2060	1,580	(58,447)	(54,674)	2,632
Digital Garage, Inc.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	2,200	(53,705)	(53,368)	(922)
Disco Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	200	(54,197)	(53,055)	(89)
Enphase Energy, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	882	(65,665)	(60,576)	5,281
Faraday Technology Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	7,000	(49,411)	(51,249)	(1,537)
Freee KK	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	400	(8,543)	(7,615)	650
GCL Technology Holdings, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	12/10/2060	289,000	(46,757)	(39,912)	7,071
Hamamatsu Photonics KK	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	4,800	(57,993)	(53,390)	3,285
HMS Networks AB	STIB1D	Monthly	JPMorgan Chase	12/10/2060	1,579	(61,412)	(61,823)	(1,129)
Holtek Semiconductor, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	42,000	(62,451)	(60,059)	2,523
HTC Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	55,000	(72,664)	(82,369)	(9,417)
Ibiden Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	2,600	(69,501)	(77,359)	(9,469)

Semi-Annual Report | December 31, 2024 (Unaudited)	55

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Total Return Swaps - Short (2.41%) (continued)

Reference Entity	Receive	Payment Frequency	Counterparty	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Information Technology – (continued)
Infineon Technologies AG	ESTRON	Monthly	JPMorgan Chase	12/10/2060	1,668	$(58,647)	$(54,446)	$2,928
Intel Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	3,403	(69,001)	(68,230)	937
Japan Material Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	5,000	(53,822)	(52,961)	(357)
Jenoptik AG	ESTRON	Monthly	JPMorgan Chase	12/10/2060	3,120	(71,991)	(72,962)	(2,161)
Judges Scientific PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	641	(70,580)	(67,809)	2,068
Kingdee International Software Group Co, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	12/10/2060	49,000	(61,275)	(53,248)	8,337
Kinsus Interconnect Technology Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	17,000	(51,519)	(52,241)	(418)
Kokusai Electric Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	400	(6,049)	(5,242)	605
Lasertec Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	700	(70,401)	(65,622)	2,689
Malaysian Pacific Industries Bhd	OBFR01	Monthly	JPMorgan Chase	12/10/2060	9,400	(53,747)	(54,379)	(708)
Megaport, Ltd.	RBACOR	Monthly	JPMorgan Chase	12/10/2060	14,356	(69,874)	(65,177)	1,777
Micronics Japan Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	2,100	(49,014)	(48,977)	(1,865)
Money Forward, Inc.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	1,100	(36,025)	(33,326)	1,827
NCAB Group AB	STIB1D	Monthly	JPMorgan Chase	12/10/2060	11,695	(67,772)	(68,308)	(1,251)
Nordic Semiconductor ASA	NOWA	Monthly	JPMorgan Chase	12/10/2060	6,098	(57,700)	(53,904)	1,893
Parade Technologies, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	2,000	(45,648)	(46,704)	(779)
Powerchip Semiconductor Manufacturing Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	151,000	(74,588)	(73,067)	1,748
QT Group Oyj	ESTRON	Monthly	JPMorgan Chase	12/10/2060	971	(72,250)	(67,696)	3,346
Renesas Electronics Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	4,000	(52,999)	(50,620)	450
Sanken Electric Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	1,100	(44,117)	(39,895)	3,155
Sesa S.p.A	ESTRON	Monthly	JPMorgan Chase	12/10/2060	473	(38,691)	(30,571)	7,639
SOITEC	ESTRON	Monthly	JPMorgan Chase	12/10/2060	776	(70,485)	(69,798)	(963)
SolarEdge Technologies, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	5,243	(76,229)	(71,305)	5,043
STMicroelectronics NV	ESTRON	Monthly	JPMorgan Chase	12/10/2060	2,116	(55,817)	(52,999)	1,497
Taiwan-Asia Semiconductor Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	81,000	(73,647)	(72,871)	1,057

56	bridgewayfunds.com

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Total Return Swaps - Short (2.41%) (continued)

Reference Entity	Receive	Payment Frequency	Counterparty	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Information Technology – (continued)
Technoprobe S.p.A	ESTRON	Monthly	JPMorgan Chase	12/10/2060	8,401	$(52,689)	$(50,151)	$1,295
Tong Hsing Electronic Industries, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	8,000	(32,594)	(33,835)	(1,233)
u-blox Holding AG	SSARON	Monthly	JPMorgan Chase	12/10/2060	861	(69,138)	(69,394)	(1,968)
Unimicron Technology Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	10,000	(45,229)	(42,850)	2,530
UPI Semiconductor Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	10,000	(70,228)	(68,451)	1,676
Win Semiconductors Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	20,000	(69,148)	(68,246)	1,134
X-Fab Silicon Foundries SE	ESTRON	Monthly	JPMorgan Chase	12/10/2060	8,526	(44,179)	(44,348)	(815)

						(3,228,119)	(3,125,109)	61,324

Materials
Afrimat, Ltd.	SAONBOR	Monthly	JPMorgan Chase	12/10/2060	10,471	(40,263)	(39,286)	(786)
Albemarle Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	507	(52,718)	(43,643)	9,024
Atalaya Mining PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	12,031	(53,692)	(53,624)	(585)
Aya Gold & Silver, Inc.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	5,815	(53,303)	(43,447)	8,475
Boss Energy, Ltd.	RBACOR	Monthly	JPMorgan Chase	12/10/2060	45,820	(73,005)	(68,636)	1,502
Capstone Copper Corp.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	11,131	(73,289)	(68,840)	3,010
Century Iron & Steel Industrial Co, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	7,000	(38,374)	(34,943)	3,414
China Steel Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	112,000	(71,103)	(67,076)	4,201
Chung Hung Steel Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	125,000	(73,571)	(67,663)	6,184
Cleveland-Cliffs, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	4,755	(58,106)	(44,697)	13,579
Deep Yellow, Ltd.	RBACOR	Monthly	JPMorgan Chase	12/10/2060	66,097	(50,600)	(45,733)	3,412
Dongyue Group, Ltd.	HIHDO/N	Monthly	JPMorgan Chase	12/10/2060	64,000	(60,383)	(66,411)	(5,736)
DRDGOLD, Ltd.	SAONBOR	Monthly	JPMorgan Chase	12/10/2060	27,518	(26,920)	(24,122)	1,751
Ence Energia y Celulosa SA	ESTRON	Monthly	JPMorgan Chase	12/10/2060	16,708	(49,956)	(53,616)	(4,854)
Energy Fuels, Inc.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	7,027	(39,219)	(36,126)	2,921
Equinox Gold Corp.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	1,474	(9,013)	(7,424)	1,280
ERO Copper Corp.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	5,106	(71,504)	(68,840)	1,363
Iluka Resources, Ltd.	RBACOR	Monthly	JPMorgan Chase	12/10/2060	21,733	(71,783)	(67,663)	1,155
Impala Platinum Holdings, Ltd.	SAONBOR	Monthly	JPMorgan Chase	12/10/2060	11,034	(62,125)	(51,589)	7,907

Semi-Annual Report | December 31, 2024 (Unaudited)	57

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Total Return Swaps - Short (2.41%) (continued)

Reference Entity	Receive	Payment Frequency	Counterparty	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Materials – (continued)
Ivanhoe Electric Inc / US	OBFR01	Monthly	JPMorgan Chase	12/10/2060	3,411	$(26,054)	$(25,753)	$341
KGHM Polska Miedz SA	WIBOON	Monthly	JPMorgan Chase	12/10/2060	1,723	(51,765)	(48,008)	3,008
Lynas Rare Earths, Ltd.	RBACOR	Monthly	JPMorgan Chase	12/10/2060	8,255	(35,052)	(32,553)	1,708
Mineral Resources, Ltd.	RBACOR	Monthly	JPMorgan Chase	12/10/2060	331	(8,111)	(6,986)	603
Nan Ya Plastics Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	68,000	(73,490)	(61,937)	11,730
Northam Platinum Holdings, Ltd.	SAONBOR	Monthly	JPMorgan Chase	12/10/2060	11,049	(60,823)	(57,033)	1,357
Novagold Resources, Inc.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	15,475	(55,210)	(51,782)	1,950
Nufarm, Ltd.	RBACOR	Monthly	JPMorgan Chase	12/10/2060	3,095	(7,782)	(6,774)	508
OCI NV	ESTRON	Monthly	JPMorgan Chase	12/10/2060	4,473	(53,326)	(50,100)	1,957
Paladin Energy, Ltd.	RBACOR	Monthly	JPMorgan Chase	12/10/2060	14,432	(69,261)	(67,186)	252
Pilbara Minerals, Ltd.	RBACOR	Monthly	JPMorgan Chase	12/10/2060	50,214	(69,453)	(67,777)	106
Sibanye Stillwater, Ltd.	SAONBOR	Monthly	JPMorgan Chase	12/10/2060	51,209	(53,463)	(40,876)	10,209
Skeena Resources, Ltd.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	6,670	(63,228)	(58,002)	3,698
Stella-Jones, Inc.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	1,085	(56,146)	(53,735)	982
Stora Enso Oyj	ESTRON	Monthly	JPMorgan Chase	12/10/2060	5,128	(53,095)	(51,608)	236
Zhaojin Mining Industry Co, Ltd., Class H	HIHDO/N	Monthly	JPMorgan Chase	12/10/2060	25,000	(33,812)	(35,119)	(1,228)

						(1,798,998)	(1,668,608)	94,634

Real Estate
Highwealth Construction Corp.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	26,000	(36,231)	(34,399)	1,865
International Workplace Group PLC	SONIO/N	Monthly	JPMorgan Chase	12/10/2060	35,576	(73,619)	(70,782)	1,894
Lifestyle Communities, Ltd.	RBACOR	Monthly	JPMorgan Chase	12/10/2060	13,092	(70,446)	(69,073)	(1,605)
Mitsubishi Estate Co, Ltd.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	2,300	(32,166)	(31,928)	(541)
Sakura Development Co, Ltd.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	22,000	(34,024)	(35,559)	(1,528)
StorageVault Canada, Inc.	CAONREPO	Monthly	JPMorgan Chase	12/10/2060	19,263	(56,161)	(52,799)	1,832
TKP Corp.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	1,000	(8,179)	(8,001)	(88)
Wharf Holdings Ltd/The	HIHDO/N	Monthly	JPMorgan Chase	12/10/2060	19,000	(54,696)	(53,312)	1,513

						(365,522)	(355,853)	3,342

Utilities
EDP Renovaveis SA	ESTRON	Monthly	JPMorgan Chase	12/10/2060	6,793	(72,504)	(70,555)	523

58	bridgewayfunds.com

Global Opportunities Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of December 31, 2024

Total Return Swaps - Short (2.41%) (continued)

Reference Entity	Receive	Payment Frequency	Counterparty	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Utilities – (continued)
Enlight Renewable Energy, Ltd.	TELBORON	Monthly	JPMorgan Chase	12/10/2060	507	$(7,995)	$(8,769)	$(490)
Grenergy Renovables SA	ESTRON	Monthly	JPMorgan Chase	12/10/2060	1,170	(34,604)	(39,570)	(5,724)
Hawaiian Electric Industries, Inc.	OBFR01	Monthly	JPMorgan Chase	12/10/2060	5,107	(53,368)	(49,691)	3,833
NEL ASA	NOWA	Monthly	JPMorgan Chase	12/10/2060	258,552	(67,596)	(61,845)	4,664
RENOVA, Inc.	MUTKCALM	Monthly	JPMorgan Chase	12/10/2060	1,300	(6,432)	(6,345)	(125)
Serena Energia SA	OBFR01	Monthly	JPMorgan Chase	12/10/2060	45,200	(45,665)	(40,174)	5,561
Solaria Energia y Medio Ambiente SA	ESTRON	Monthly	JPMorgan Chase	12/10/2060	5,567	(49,010)	(45,147)	2,995

						(337,174)	(322,096)	11,237

Total Reference Entity - Short						$(17,996,051)	$(17,244,496)	$501,523

Net Value of Reference Entity						$580,598	$1,015,419	$419,335

*	Includes $10,332 related to open trades, dividends receivables/payables and swap receivables/payables.
#	Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $147,582, which is 0.71% of total net assets.

BUBOR01M	- National Bank of Hungary Budapest Interbank Offered Rates 1 Month
BBSW1M	- Australian Bank Bill Short Term Rates 1 Month
CAONREPO	- Canadian Overnight Repo Rate Average
CIBO01M	- Copenhagen Interbank Offered Rates 1 Month
ESTRON	- Euro Short Term Rate Volume Weighted Trimmed Mean Rate
HIHD01M	- Hong King Interbank Offered Rate Fixings 1 Month
HIHDO/N	- Hong King Interbank Offered Rate Fixings Overnight
JIBA1M	- South Africa Johannesburg Interbank Agreed Rate 1 Month
MXIBTIIE	- Mexico Interbank Equlibrium Interbank Interest Rate 28 Day
MUTKCALM	- Bank of Japan Final Result: Unsecured Overnight Call Rate
NIBOR1M	- Oslo Bors Norway Interbank Offered Rate Fixing 1 Month
NOWA	- Norwegian Overnight Weighted Average
NZOCR	- Reserve Bank of New Zealand Official Cash Rate
OBFR01	- United States Overnight Bank Funding Rate
RBACOR	- Reserve Bank of Australia Cash Overnight Rate
SAONBOR	- South African Benchmark Overnight Rate
SIBCSORA	- Singapore Domestic Interbank Overnight Rate Average
SONIO/N	- Sterling Overnight Index Average Interest Rate Benchmark
SSARON	- Swiss Average Rate Intraday Value
STIB1D	- Stockholm Interbank Offered Rate 1 Day
STIB1M	- Stockholm Interbank Offered Rates 1 Month
TELBORON	- Bank of Israel Tel Aviv Interbank Offered Overnight
WIBO1M	- Warsaw Interbank Bid/Offered Rates 1 Month
WIBOON	- Warsaw Interbank Bid/Offered Rates Overnight
DKDR1T	- Danish Krone Overnight Deposit

Semi-Annual Report | December 31, 2024 (Unaudited)	59

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2024 (Unaudited)

ASSETS	Aggressive Investors 1	Ultra-Small Company
Investments at value(c)	$198,219,397	$97,988,180

Swaps, at value	–	–

Cash	–	–

Foreign Currency, at value	–	–

Cash collateral on swap contracts	–	–

Receivables:

Portfolio securities sold	–	–

Fund shares sold	143,771	–

Dividends and interest	124,447	108,512

Prepaid expenses	30,228	10,774

Total assets	198,517,843	98,107,466

LIABILITIES

Payables:

Portfolio securities purchased	–	–

Fund shares redeemed	16,834	4,625

Due to custodian	–	–

Loan payable	–	–

Payable upon return of securities loaned	–	4,807,547

Accrued Liabilities:

Investment adviser fees	60,380	71,447

Administration fees	1,020	429

Directors’ fees	1,563	1,724

Other	54,474	48,884

Total liabilities	134,271	4,934,656

NET ASSETS	$198,383,572	$93,172,810

NET ASSETS REPRESENT

Paid-in capital	$129,420,926	$75,737,216

Distributable earnings	68,962,646	17,435,594

NET ASSETS	$198,383,572	$93,172,810

Shares of common stock outstanding of $.001 par value(a)	2,059,943	2,837,006

Net asset value, offering price and redemption price per share	$96.31	$32.84

Investments at cost	$139,938,064	$84,016,406

Foreign currency at cost	$–	$–
(a) See Note 1 - Organization in the Notes to Financial Statements for shares authorized for each Fund.

(b) Redemption of shares held less than six months may be charged a 2% redemption fee. See Note 8.

(c) Includes investments purchased with cash collateral for security lending, see Note 2.

See Notes to Financial Statements.

60	bridgewayfunds.com

Ultra-Small Company Market		Small-Cap Value	Omni Small-Cap Value	Global Opportunities
$ 197,165,447		$466,316,122	$1,202,052,165	$15,285,936

–		–	–	419,335

18,856		–	–	–

–		–	–	13,471

–		–	–	4,540,000

10,735		1,583,832	194,908	44,205

80,612		451,338	517,263	526,807

151,830		434,281	1,051,401	58,479

28,493		54,240	77,752	516

197,455,973		468,839,813	1,203,893,489	20,888,749

–		–	998,281	31,907

105,599		799,603	572,261	–

–		–	–	13,363

–		537,000	–	–

16,729,655		3,528,389	15,049,968	–

57,180		297,839	303,992	10,535

835		2,368	6,067	6,247

4,458		15,313	21,451	491

79,951		201,032	161,873	23,349

16,977,678		5,381,544	17,113,893	85,892

$ 180,478,295		$463,458,269	$1,186,779,596	$20,802,857

$ 166,653,296		$430,948,620	$878,925,540	$20,317,103

13,824,999		32,509,649	307,854,056	485,754

$ 180,478,295		$463,458,269	$1,186,779,596	$20,802,857

13,971,899		12,412,242	65,271,159	2,027,341

$ 12.92	(b)	$37.34	$18.18	$10.26	(b)

$ 162,099,485		$429,062,920	$946,686,236	$15,285,936

$ –		$–	$–	$13,561

Semi-Annual Report | December 31, 2024 (Unaudited)	61

STATEMENTS OF OPERATIONS

Six Months Ended December 31, 2024 (Unaudited)

	Aggressive Investors 1	Ultra-Small Company

INVESTMENT INCOME

Dividends	$1,034,753	$470,940

Less: foreign taxes withheld	(2,425)	(4,226)

Interest	14,068	17,352

Securities lending	1,611	48,696

Total Investment Income	1,048,007	532,762

EXPENSES

Investment advisory fees - Base fees	858,830	386,923

Investment advisory fees - Performance adjustment	(575,132)	–

Administration fees	5,540	2,497

Accounting fees	36,004	30,925

Transfer agent fees	56,397	28,058

Audit fees	9,800	7,159

Legal fees	13,784	6,651

Custody fees	1,493	3,529

Blue sky fees	12,895	6,709

Directors’ and officers’ fees	14,629	6,845

Shareholder servicing fees	44,662	13,318

Reports to shareholders	16,735	11,104

Insurance expenses	9,093	4,547

Miscellaneous expenses	8,133	9,380

Total Expenses	512,863	517,645

Less investment advisory fees waived and other expenses reimbursed	–	–

Net Expenses	512,863	517,645

NET INVESTMENT INCOME	535,144	15,117

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized Gain (Loss) on:

Investments	16,329,431	3,835,416

Swaps	–	–

Foreign Currency Transactions	253	–

Net Realized Gain	16,329,684	3,835,416

Change in Unrealized Appreciation (Depreciation) on:

Investments	10,755,087	13,789,231

Swaps	–	–

Foreign Currency Translations	–	–

Net Change in Unrealized Appreciation (Depreciation)	10,755,087	13,789,231

Net Realized and Unrealized Gain on Investments	27,084,771	17,624,647

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,619,915	$17,639,764

(1) For the period October 15, 2024 (commencement of operations) thru December 31, 2024.

See Notes to Financial Statements.

62	bridgewayfunds.com

Ultra-Small Company Market	Small-Cap Value	Omni Small-Cap Value	Global Opportunities(1)

$ 1,011,679	$4,815,830	$14,063,892	$–

–	(4,709)	(7,857)	–

31,217	68,054	38,752	117,697

360,407	22,674	160,756	–

1,403,303	4,901,849	14,255,543	117,697

445,479	1,533,405	2,851,920	38,133

–	90,811	–	–

5,175	14,850	36,808	6,328

40,238	57,473	111,606	4,741

43,555	103,087	6,439	2,679

9,124	16,262	33,076	5,969

14,529	43,614	100,859	1,688

5,374	3,254	9,098	2,110

12,215	20,883	30,539	527

14,587	42,611	103,254	550

76,098	214,309	518,311	3,038

16,943	44,557	35,804	4,477

9,999	29,080	64,361	–

6,924	29,644	43,672	2,954

700,240	2,243,840	3,945,747	73,194

(32,022)	–	(967,075)	(27,434)

668,218	2,243,840	2,978,672	45,760

735,085	2,658,009	11,276,871	71,937

11,576,702	13,589,616	74,500,927	–

–	–	–	69,583

–	–	–	(291)

11,576,702	13,589,616	74,500,927	69,292

19,995,263	17,941,228	8,637,086	–

–	–	–	419,335

–	–	–	(131)

19,995,263	17,941,228	8,637,086	419,204

31,571,965	31,530,844	83,138,013	488,496

$ 32,307,050	$34,188,853	$94,414,884	$560,433

Semi-Annual Report | December 31, 2024 (Unaudited)	63

STATEMENTS OF CHANGES IN NET ASSETS

	Aggressive Investors 1		Ultra-Small Company

	Six Months Ended December 31	Year Ended June 30	Six Months Ended December 31	Year Ended June 30

	2024	2024	2024	2024
	(Unaudited)		(Unaudited)

OPERATIONS

Net investment income (loss)	$535,144	$1,226,551	$15,117	$(45,087)

Net realized gain (loss) on investments, swaps and foreign currency transactions	16,329,684	9,218,696	3,835,416	2,075,200

Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currency translations	10,755,087	30,472,662	13,789,231	2,505,443

Net increase in net assets resulting from operations	27,619,915	40,917,909	17,639,764	4,535,556

DISTRIBUTIONS:
From net investment income and net realized gains	(6,183,515)	(1,390,323)	(2,258,167)	(4,092,359)

Net decrease in net assets from distributions	(6,183,515)	(1,390,323)	(2,258,167)	(4,092,359)

SHARE TRANSACTIONS:

Proceeds from sale of shares	1,835,992	2,258,504	790,987	251,569

Reinvestment of distributions	5,937,197	1,332,748	2,126,055	3,893,496

Cost of shares redeemed	(9,212,785)	(15,624,576)	(2,890,809)	(9,217,969)

Redemption fees	–	–	–	–

Net increase (decrease) in net assets resulting from share transactions	(1,439,596)	(12,033,324)	26,233	(5,072,904)
Net increase (decrease) in net assets	19,996,804	27,494,262	15,407,830	(4,629,707)

NET ASSETS:

Beginning of period	178,386,768	150,892,506	77,764,980	82,394,687

End of period	$198,383,572	$178,386,768	$93,172,810	$77,764,980

SHARES ISSUED & REDEEMED

Issued	19,307	30,914	26,337	8,687

Distributions reinvested	58,918	18,674	62,476	148,042

Redeemed	(99,152)	(207,616)	(94,977)	(335,138)

Net increase (decrease)	(20,927)	(158,028)	(6,164)	(178,409)

Outstanding at beginning of period	2,080,870	2,238,898	2,843,170	3,021,579

Outstanding at end of period	2,059,943	2,080,870	2,837,006	2,843,170

See Notes to Financial Statements.

64	bridgewayfunds.com

Ultra-Small Company Market		Small-Cap Value		Omni Small-Cap Value

Six Months Ended December 31	Year Ended June 30	Six Months Ended December 31	Year Ended June 30	Six Months Ended December 31	Year Ended June 30

2024	2024	2024	2024	2024	2024
(Unaudited)		(Unaudited)		(Unaudited)

$ 735,085	$1,126,941	$2,658,009	$4,837,960	$11,276,871	$21,231,591

11,576,702	(7,184,069)	13,589,616	13,981,733	74,500,927	86,257,635

19,995,263	11,740,645	17,941,228	13,105,923	8,637,086	69,467,332

32,307,050	5,683,517	34,188,853	31,925,616	94,414,884	176,956,558

(1,126,896)	(1,680,449)	(33,937,549)	(14,696,211)	(109,330,790)	(104,233,821)

(1,126,896)	(1,680,449)	(33,937,549)	(14,696,211)	(109,330,790)	(104,233,821)

3,484,364	5,817,267	42,020,891	140,013,203	43,268,974	106,123,416

1,041,395	1,547,171	30,898,734	14,272,088	109,166,881	104,131,268

(22,716,070)	(28,519,977)	(97,502,778)	(230,058,983)	(149,466,828)	(203,971,070)

9,782	26,858	–	–	–	–

(18,180,529)	(21,128,681)	(24,583,153)	(75,773,692)	2,969,027	6,283,614
12,999,625	(17,125,613)	(24,331,849)	(58,544,287)	(11,946,879)	79,006,351

167,478,670	184,604,283	487,790,118	546,334,405	1,198,726,475	1,119,720,124

$ 180,478,295	$167,478,670	$463,458,269	$487,790,118	$1,186,779,596	$1,198,726,475

297,212	545,206	1,039,300	3,805,717	2,228,208	5,830,299

77,832	149,775	764,253	388,991	5,581,129	5,765,851

(1,872,313)	(2,639,313)	(2,430,136)	(6,270,857)	(7,594,012)	(11,152,058)

(1,497,269)	(1,944,332)	(626,583)	(2,076,149)	215,325	444,092

15,469,168	17,413,500	13,038,825	15,114,974	65,055,834	64,611,742

13,971,899	15,469,168	12,412,242	13,038,825	65,271,159	65,055,834

Semi-Annual Report | December 31, 2024 (Unaudited)	65

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Global Opportunities
For the Period October 15, 2024(a) Through December 31, 2024 12/31/2024
(Unaudited)

OPERATIONS
Net investment income	$71,937

Net realized gain on investments, swaps and foreign currency transactions	69,292

Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currency translations	419,204

Net increase in net assets resulting from operations	560,433

DISTRIBUTIONS:

From net investment income and net realized gains	(74,679)

Net decrease in net assets from distributions	(74,679)

SHARE TRANSACTIONS:

Proceeds from sale of shares	20,261,892

Reinvestment of distributions	74,679

Cost of shares redeemed	(19,598)

Redemption fees	130

Net increase in net assets resulting from share transactions	20,317,103

Net increase in net assets	20,802,857

NET ASSETS:

Beginning of period	–
End of period	$20,802,857

SHARES ISSUED & REDEEMED

Issued	2,021,864

Distributions reinvested	7,431

Redeemed	(1,954)

Net increase	2,027,341

Outstanding at beginning of period	–

Outstanding at end of period	2,027,341

(a)	Commencement of Investment Operations.

See Notes to Financial Statements.

66	bridgewayfunds.com

(b)	The Financial Highlights are attached herewith.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

AGGRESSIVE INVESTORS 1

	For the Six Months Ended 12/31/24 (Unaudited)	Year Ended June 30
		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$85.73	$67.40	$57.61	$82.61	$56.59	$62.01

Income from Investment Operations:

Net Investment Income(a)	0.26	0.57	0.78	0.69	0.86	0.61

Net Realized and Unrealized Gain (Loss)	13.39	18.40	9.88	(18.56)	25.88	(5.21)

Total from Investment Operations	13.65	18.97	10.66	(17.87)	26.74	(4.60)

Less Distributions to Shareholders from:

Net Investment Income	(0.52)	(0.64)	(0.87)	(0.83)	(0.72)	(0.82)

Net Realized Gain	(2.55)	–	–	(6.30)	–	–

Total Distributions	(3.07)	(0.64)	(0.87)	(7.13)	(0.72)	(0.82)

Net Asset Value, End of Period	$96.31	$85.73	$67.40	$57.61	$82.61	$56.59

Total Return	15.76%(b)	28.34%	18.66%	(23.81%)	47.48%	(7.53%)

Ratios and Supplemental Data:

Net Assets, End of Period (in 000’s)	$198,384	$178,387	$150,893	$135,510	$190,248	$142,728

Expenses Before Waivers and Reimbursements(c)	0.54%(d)	0.46%	0.32%	0.39%	0.34%	0.28%

Expenses After Waivers and Reimbursements	0.54%(d)	0.46%	0.32%	0.39%	0.34%	0.28%

Net Investment Income After Waivers and Reimbursements	0.56%(d)	0.76%	1.25%	0.90%	1.22%	1.04%

Portfolio Turnover Rate	24%(b)	65%	81%	64%	88%	125%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)	Not annualized.
(c)

Expense ratios are significantly lower than in other past periods, due to a negative performance adjustment to the investment advisory fee. Please refer to Note 3 of the Notes to Financial Statements for further information. The rate shown may not be indicative of the rate going forward.

(d)	Annualized for periods less than one year.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024 (Unaudited)	67

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

ULTRA-SMALL COMPANY

	For the Six Months Ended 12/31/24 (Unaudited)	Year Ended June 30
		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$27.35	$27.27	$29.31	$46.46	$22.06	$24.16

Income from Investment Operations:

Net Investment Income (Loss)(a)	0.01	(0.02)	(0.02)	0.19	0.16	(0.02)

Net Realized and Unrealized Gain (Loss)	6.29	1.52	2.69	(9.11)	24.24	(1.80)

Total from Investment Operations	6.30	1.50	2.67	(8.92)	24.40	(1.82)

Less Distributions to Shareholders from:

Net Investment Income	(0.06)	–	–	(0.24)	–	(0.28)

Net Realized Gain	(0.75)	(1.42)	(4.71)	(7.99)	–	–

Total Distributions	(0.81)	(1.42)	(4.71)	(8.23)	–	(0.28)

Net Asset Value, End of Period	$32.84	$27.35	$27.27	$29.31	$46.46(b)	$22.06

Total Return	22.93%(c)	5.71%	10.37%	(21.04%)	110.61%	(7.63%)

Ratios and Supplemental Data:

Net Assets, End of Period (in 000’s)	$93,173	$77,765	$82,395	$78,488	$109,592	$57,511

Expenses Before Waivers and Reimbursements	1.20%(d)(e)	1.22%	1.20%	1.15%	1.19%	1.32%

Expenses After Waivers and Reimbursements	1.20%(d)(e)	1.22%	1.20%	1.15%	1.19%	1.32%

Net Investment Income (Loss) After Waivers and Reimbursements	0.04%(d)	(0.06%)	(0.06%)	0.50%	0.48%	(0.09%)

Portfolio Turnover Rate	33%(c)	72%	74%	109%	82%	104%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States; consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Not annualized.
(d)	Annualized for periods less than one year.
(e)	Includes interest expense of 0.01%.

See Notes to Financial Statements.

68	bridgewayfunds.com

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

ULTRA-SMALL COMPANY MARKET

	For the Six Months Ended 12/31/24 (Unaudited)	Year Ended June 30
		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$10.83	$10.60	$10.83	$19.61	$9.96	$11.34

Income from Investment Operations:

Net Investment Income(a)	0.05	0.07	0.09	0.13	0.13	0.13

Net Realized and Unrealized Gain (Loss)	2.12	0.26	(0.10)	(5.43)	9.98	(1.36)

Total from Investment Operations	2.17	0.33	(0.01)	(5.30)	10.11	(1.23)

Less Distributions to Shareholders from:

Net Investment Income	(0.08)	(0.10)	(0.11)	(0.12)	(0.14)	(0.15)

Net Realized Gain	–	–	(0.11)	(3.39)	(0.35)	–

Total Distributions	(0.08)	(0.10)	(0.22)	(3.51)	(0.49)	(0.15)

Paid-in Capital from Redemption Fees(a)	0.00(b)	0.00(b)	0.00(b)	0.03	0.03	0.00(b)

Net Asset Value, End of Period	$12.92	$10.83	$10.60	$10.83	$19.61	$9.96

Total Return	20.01%(c)(d)	3.17%(d)	(0.01%)(d)	(30.38%)(d)	103.83%	(10.99%)(d)

Ratios and Supplemental Data:

Net Assets, End of Period (in 000’s)	$180,478	$167,479	$184,604	$189,304	$386,516	$150,054

Expenses Before Waivers and Reimbursements	0.79%(e)	0.79%	0.78%	0.78%	0.75%	0.82%

Expenses After Waivers and Reimbursements	0.75%(e)	0.75%	0.75%	0.75%	0.75%	0.75%

Net Investment Income After Waivers and Reimbursements	0.83%(e)	0.63%	0.88%	0.85%	0.83%	1.27%

Portfolio Turnover Rate	21%(c)	44%	58%	47%	52%	51%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)	Amount represents less than $0.005.
(c)	Not annualized.
(d)	Total return would have been lower had various fees not been waived during the period.
(e)	Annualized for periods less than one year.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024 (Unaudited)	69

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

SMALL-CAP VALUE

	For the Six Months Ended 12/31/24 (Unaudited)	Year Ended June 30
		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$37.41	$36.15	$32.79	$36.49	$16.52	$20.24

Income from Investment Operations:

Net Investment Income(a)	0.21	0.33	0.53	0.15	0.12	0.19

Net Realized and Unrealized Gain (Loss)	2.55	1.95	3.16	(2.12)	20.05	(3.40)

Total from Investment Operations	2.76	2.28	3.69	(1.97)	20.17	(3.21)

Less Distributions to Shareholders from:

Net Investment Income	(0.63)	(0.36)	(0.33)	(0.10)	(0.20)	(0.51)

Net Realized Gain	(2.20)	(0.66)	–	(1.63)	–	–

Total Distributions	(2.83)	(1.02)	(0.33)	(1.73)	(0.20)	(0.51)

Net Asset Value, End of Period	$37.34	$37.41	$36.15	$32.79	$36.49	$16.52

Total Return	6.80%(b)	6.36%	11.30%	(5.81%)	122.77%	(16.43%)(c)

Ratios and Supplemental Data:

Net Assets, End of Period (in 000’s)	$463,458	$487,790	$546,334	$422,713	$290,686	$30,051

Expenses Before Waivers and Reimbursements	0.88%(d)(e)	0.88%	0.86%(e)	0.83%	0.91%	1.12%

Expenses After Waivers and Reimbursements	0.88%(d)(e)	0.88%	0.86%(e)	0.83%	0.91%	0.94%

Net Investment Income After Waivers and Reimbursements	1.04%(d)	0.91%	1.51%	0.42%	0.40%	1.01%

Portfolio Turnover Rate	29%(b)	56%	61%	95%	91%	87%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)	Not annualized.
(c)	Total return would have been lower had various fees not been waived during the period.
(d)	Annualized for periods less than one year.
(e)	Includes interest expense of 0.01%.

See Notes to Financial Statements.

70	bridgewayfunds.com

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

OMNI SMALL-CAP VALUE

	For the Six Months Ended 12/31/24 (Unaudited)	Year Ended June 30
		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Period	$18.43	$17.33	$20.15	$22.03	$11.44	$14.97

Income from Investment Operations:

Net Investment Income(a)	0.18	0.32	0.37	0.28	0.21	0.19

Net Realized and Unrealized Gain (Loss)	1.33	2.40	0.67	(1.23)	10.57	(3.56)

Total from Investment Operations	1.51	2.72	1.04	(0.95)	10.78	(3.37)

Less Distributions to Shareholders from:

Net Investment Income	(0.33)	(0.29)	(0.32)	(0.41)	(0.19)	(0.08)

Net Realized Gain	(1.43)	(1.33)	(3.54)	(0.52)	–	(0.08)

Total Distributions	(1.76)	(1.62)	(3.86)	(0.93)	(0.19)	(0.16)

Net Asset Value, End of Period	$18.18	$18.43	$17.33	$20.15	$22.03	$11.44

Total Return(b)	7.54%(c)	15.93%	5.04%	(4.65%)	94.92%	(22.82%)

Ratios and Supplemental Data:

Net Assets, End of Period (in 000’s)	$1,186,780	$1,198,726	$1,119,720	$1,158,941	$1,271,035	$828,480

Expenses Before Waivers and Reimbursements	0.62%(d)	0.63%	0.66%	0.66%	0.68%	0.72%

Expenses After Waivers and Reimbursements	0.47%(d)	0.47%	0.47%	0.47%	0.47%	0.54%

Net Investment Income After Waivers and Reimbursements	1.78%(d)	1.78%	1.93%	1.25%	1.29%	1.46%

Portfolio Turnover Rate	15%(c)	26%	38%	30%	21%	43%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)	Total return would have been lower had various fees not been waived during the period.
(c)	Not annualized.
(d)	Annualized for periods less than one year.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024 (Unaudited)	71

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

GLOBAL OPPORTUNITIES

For the Period October 15, 2024(a) Through December 31, 2024 (Unaudited)

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income(b)	0.05
Net Realized and Unrealized Gain	0.25

Total from Investment Operations	10.30

Less Distributions to Shareholders from:

Net Investment Income	(0.04)

Net Realized Gain	–

Total Distributions	(0.04)

Paid-in Capital from Redemption Fees(b)	0.00(c)

Net Asset Value, End of Period	$10.26

Total Return(d)	2.99%(e)

Ratios and Supplemental Data:

Net Assets, End of Period (in 000’s)	$20,803

Expenses Before Waivers and Reimbursements	2.40%(f)

Expenses After Waivers and Reimbursements	1.50%(f)

Net Investment Income After Waivers and Reimbursements	2.36%(f)

Portfolio Turnover Rate	–%(e)

(a)	Commencement of Investment Operations.
(b)	Per share amounts calculated based on the average daily shares outstanding during the period.
(c)	Amount represents less than $0.005.
(d)	Total return would have been lower had various fees not been waived during the period.
(e)	Not annualized.
(f)	Annualized for periods less than one year.

See Notes to Financial Statements.

72	bridgewayfunds.com

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (Unaudited)

1.  Organization

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Bridgeway is organized as a series fund, with six investment funds as of December 31, 2024.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of December 31, 2024, 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Aggressive Investors 1, Ultra-Small Company Market, Small-Cap Value, Omni Small-Cap Value and Global Opportunities Funds.

The Ultra-Small Company Fund is open to existing investors (direct only).

The Funds are no-load, diversified funds.

The Aggressive Investors 1 Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three-year intervals or more).

The Ultra-Small Company, Ultra-Small Company Market, Small-Cap Value, and Omni Small-Cap Value Funds seek to provide a long-term total return-on-capital, primarily through capital appreciation.

The Global Opportunities Fund seeks long-term positive absolute returns while limiting exposure to general stock market risk.

Bridgeway Capital Management, LLC (the “Adviser”) is the investment adviser for all of the Funds.

2.  Significant Accounting Policies:

Following is a summary of significant accounting policies that are followed in the preparation of the financial statements of the Funds. They are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

Securities, Options, Futures, and Other Investments Valuation Securities for which market quotations are readily available are valued at the last sale price on the national exchange on which such securities are primarily traded. In the case of securities reported on the National Association of Securities Dealers Automated Quotation (“Nasdaq”) system, the securities are valued based on the Nasdaq Official Closing Price (“NOCP”). In the absence of recorded sales on their primary exchange, or NOCP, in the case of Nasdaq traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

OTC derivatives, including swap contracts, are fair valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. The value of each equity swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using either the last sale or closing price on the principal exchange on which the securities are traded or a fair value provided by an independent pricing service; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of

Semi-Annual Report | December 31, 2024 (Unaudited)	73

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2024 (Unaudited)

Directors. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to make all necessary determinations of fair value. The valuation assigned to a fair valued security for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Adviser does not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations, or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain US Government and sovereign obligations, most government agency securities, investment-grade corporate bonds, swap contracts and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 – significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Adviser uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Adviser in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting value and therefore the results of the Funds’ operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of December 31, 2024 is included with each Fund’s Schedule of Investments.

Details regarding material transfers into, and material transfers out of, Level 3, if any, can be found at the end of each Schedule of Investments for Funds that held Level 3 securities.

Securities Lending Upon lending its securities to third parties, each participating Fund receives compensation in the form of fees. The loans are secured by collateral at least equal to the fair value of the securities loaned plus accrued interest. The remaining contractual maturity of all securities lending transactions is overnight and continuous. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, a Fund does not have the right to sell or re-pledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due, resulting in a loss. Under the terms of the Securities Lending Agreement, the Funds are indemnified for such losses by the securities lending agent.

74	bridgewayfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2024 (Unaudited)

While securities are on loan, the Fund continues to receive dividends on the securities loaned and recognizes any unrealized gain or loss in the fair value of the securities loaned.

Securities lending transactions are entered into by a Fund under a Securities Lending Agreement which provides the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral or to offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a counterparty’s bankruptcy or insolvency.

The market value of securities on loan, all of which are classified as common stocks in the Funds’ Schedules of Investments, and the value of the related cash collateral are shown in the Statements of Assets and Liabilities as a component of Investments at value. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Funds or the borrower at any time. During the period ended December 31, 2024 the Global Opportunities Fund did not have any securities lending transactions.

The following table is a summary of the Funds’ payable upon return of securities loaned and related cash collateral, which are subject to a netting agreement as of December 31, 2024:

				Gross Amount Not Offset in the Statements of Assets and Liabilities

Fund	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount

Ultra-Small Company
Securities lending	$4,807,547	$–	$4,807,547	$–	$4,807,547	$–
Ultra-Small Company Market
Securities lending	$16,729,655	–	$16,729,655	–	$16,729,655	–
Small-Cap Value
Securities lending	$3,528,389	–	$3,528,389	–	$3,528,389	–
Omni Small-Cap Value
Securities lending	$15,049,968	–	$15,049,968	–	$15,049,968	–

[1]	Securities loaned with a value of $8,656 in Ultra-Small Company Market have been sold and are pending settlement on December 31, 2024.

Semi-Annual Report | December 31, 2024 (Unaudited)	75

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2024 (Unaudited)

The following table summarizes the securities received as non-cash collateral and cash collateral for securities lending:

	Non-Cash Collateral

Fund	Collateral Type	Coupon Range	Maturity Date Range	Market Value	Cash Collateral	Total Collateral	Market Value of Securities on Loan

Aggressive Investors 1
Securities lending	U.S.Gov’t	0.00%-	01/15/25-
	Obligations	5.38%	02/15/54	$4,906,584	$–	$4,906,584	$4,774,844
Ultra-Small Company
Securities lending	U.S.Gov’t	0.00%-	01/15/25-
	Obligations	4.88%	02/15/52	$4,207,234	$4,807,547	$9,014,781	$8,656,111
Ultra-Small Company Market
Securities lending	U.S.Gov’t	0.00%-	01/15/25-
	Obligations	4.88%	08/15/54	$5,260,283	$16,729,655	$21,989,938	$20,440,161
Small-Cap Value
Securities lending	U.S.Gov’t	0.00%-	01/15/25-
	Obligations	4.88%	02/15/52	$42,736,826	$3,528,389	$46,265,215	$45,043,806
Omni Small-Cap Value
Securities lending	U.S.Gov’t	0.00%-	01/15/25-
	Obligations	4.88%	08/15/53	$111,800,588	$15,049,968	$126,850,556	$124,312,961

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of December 31, 2024, the collateral consisted of an institutional government money market fund and US Government Obligations.

Use of Estimates in Financial Statements In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities on the date of the financial statements and the disclosure of contingent assets and liabilities on the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Concentrations of Credit Risk The Funds maintain cash and securities in its custody account, maintained by a high-credit, quality financial institution. Cash balances may, at times, exceed the FDIC insurance limit. Cash balances are generally invested in a short-term investment vehicle, which minimizes the risk of cash balances exceeding the FDIC insurance limit. Additionally, deposits with brokers may, at times, exceed the SIPC insurance limit.

Sector Concentration Risk Companies with similar characteristics may be grouped together in broad categories called sectors. Although each Fund seeks investments across a number of sectors, from time to time, based on economic conditions, each Fund may have significant positions in particular sectors. A certain sector may underperform other sectors or the market as a whole. As more assets are held in a specific sector, a Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

As of December 31, 2024, Funds with net assets of 25% or greater in a particular sector were as follows:

Fund	Sector	% Net Assets at December 31, 2024
Aggressive Investors 1 Fund	Information Technology	28.73%
Ultra-Small Company Fund	Health Care	26.84%
Ultra-Small Company Market Fund	Health Care	25.78%
Small-Cap Value Fund	Financials	30.93%
Omni Small-Cap Value Fund	Financials	34.89%

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2024 (Unaudited)

Risks and Uncertainties The Funds provide for various investment options, including stocks, bonds, futures, and call and put options. Such investments are exposed to risks, such as interest rate, market, and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income, and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Income from the securities lending program is recorded when earned from the securities lending agent and reflected in the Statement of Operations under “Securities lending.”

Fund expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets or other appropriate basis.

Distributions to Shareholders The Funds pay dividends from net investment income and distribute realized capital gains annually, usually in December.

Derivatives The Funds’ use of derivatives for the period ended December 31, 2024 was limited to total return swap contracts. The following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds, categorized by primary underlying risk.

Primary Underlying Risk/Fund	Derivative Assets	Derivative Liabilities	Location on Statement of Assets and Liabilities
Equity Risk
Global Opportunities Fund:
Total Return Swaps- Long	$469,402	$551,590	Swaps, at value
Total Return Swaps-Short	738,240	236,717	Swaps, at value

Primary Underlying Risk/Fund	Amount of Realized Gain (Loss) on Derivatives	Amount of Unrealized Gain (Loss) on Derivatives	Location of Gain (Loss) in the Statement of Operations
Equity Risk
Global Opportunities Fund:
Total Return Swaps	$69,583		Realized Gain (Loss) on Swaps Change in Unrealized Appreciation
Total Return Swaps		$419,335	(Depreciation) on Swaps

The derivative instruments outstanding as of December 31, 2024, as disclosed in the Schedule of Investments, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended December 31, 2024, as disclosed in the Statements of Operations, serve as indicators of the volume of derivatives activity for the Funds.

Total Return Swap Contracts The Global Opportunities Fund invests in total return swap contracts to obtain exposure to the underlying referenced security without actually owning the underlying position. Total Return Swap Contracts give the Global Opportunities Fund the right to receive the appreciation in value of an underlying asset in return for paying a fee to the counterparty. The fee paid by the fund will typically be determined by multiplying the face value of the swap agreement by an agreed-upon interest rate. To the extent the total return of the security underlying the transaction exceeds (or falls short of) the offsetting interest rate obligations the fund will receive a payment from (or make a payment to) the counterparty. Total return swap contracts are marked to market daily and the change in market value, if any, is reported as a change in unrealized appreciation (depreciation) on swap contracts in the Statement of Operations. Periodic payments received (paid) by the fund is reported as realized gains (losses) on swap contracts on the Statement of Operations. Total return swap contracts outstanding as of December 31, 2024 are disclosed on the Global Opportunities Fund Schedule of Investments.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2024 (Unaudited)

Indemnification Under the Company’s organizational documents, the Funds’ officers, directors, employees and agents are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

3.  Advisory Fees and Other Related Party Transactions:

The Funds have entered into management agreements with the Adviser. As compensation for the advisory services rendered, facilities furnished, and expenses borne by the Adviser, the Funds pay the Adviser a fee pursuant to each Fund’s management agreement, as described below.

Aggressive Investors 1 Fund and Small-Cap Value Fund each have management fees that are comprised of a base fee, which is applied to the Fund’s average annual net assets, and a performance adjustment, which adjusts the fee upward or downward depending on a Fund’s performance relative to the applicable market index over a rolling five-year performance period, and is applied to the Fund’s average daily net assets over this performance period.

Because the performance adjustment is based on a Fund’s performance relative to the applicable market index, and not the Fund’s absolute performance, the performance adjustment could increase the Adviser’s fee even if the Fund’s shares lose value over the performance period, provided that the Fund outperformed its market index, or could decrease the Adviser’s fee even if the Fund’s shares increase in value during the performance period, provided that the Fund underperformed its market index. Also, depending on a Fund’s performance relative to the applicable market index over the rolling five-year performance period, the performance adjustment could increase the Adviser’s fee even if the Fund has experienced underperformance relative to its market index in the short-term, or could decrease the Adviser’s fee even if the Fund has experienced outperformance relative to its market index in the short-term. However, no performance fee adjustment will be applied to the Adviser’s fee if the cumulative difference between a Fund’s performance and that of the applicable market index is less than or equal to 2% over the rolling five-year performance period.

Additionally, because the base fee is applied to average annual net assets, and the performance adjustment is calculated over a rolling five-year performance period, it is possible that if a Fund underperforms the applicable market index significantly over the performance period, and the Fund’s assets have declined significantly over that performance period, the negative performance adjustment may exceed the base fee. In this event, the Adviser would make a payment to the Fund.

Aggressive Investors 1: A total advisory fee is paid by the Fund to the Adviser that is comprised of a Base Fee and a Performance Adjustment. The Base Fee equals the Base Fee Rate times the average daily net assets of the Fund. The Base Fee Rate is based on the following annual rates: 0.90% of the first $250 million of the Fund’s average daily net assets, 0.875% of the next $250 million, 0.85% of the next $500 million and 0.80% of any net assets in excess of $1 billion.

The Performance Adjustment equals 4.67% times the difference in cumulative total return between the Fund and the Standard and Poor’s 500 Composite Stock Price Index with dividends reinvested (hereinafter “Index”) over a rolling five-year performance period. The Performance Adjustment Rate varies from a minimum of -0.70% to a maximum of +0.70%. However, the Performance Adjustment Rate is zero if the difference between the cumulative Fund performance and the Index performance is less than or equal to 2%.

Ultra-Small Company: The Fund pays advisory fees based on the following annual rates: 0.90% of the first $250 million of the Fund’s average daily net assets, 0.875% of the next $250 million and 0.85% of any excess over $500 million. The management fees are computed daily and are payable monthly. However, during any period when the Fund’s net assets range from $27,500,000 to $55,000,000, the advisory fee will be determined as if the Fund had $55,000,000 under management. This is limited to a maximum annualized expense ratio of 1.49% of average net assets.

Ultra-Small Company Market: The Fund’s advisory fee is a flat 0.50% of the value of the Fund’s average daily net assets, computed daily and payable monthly.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2024 (Unaudited)

Small-Cap Value: A total advisory fee is paid by each Fund to the Adviser that is comprised of a Base Fee and a Performance Adjustment. The Base Fee equals the Base Fee Rate times the average daily net assets of the Fund. The Base Fee Rate is based on the annual rate of 0.60% of the value of each Fund’s average daily net assets.

The Performance Adjustment equals 0.33% times the difference in cumulative total return between the Fund and the Russell 2000 Value Index, with dividends reinvested (hereinafter “Index”) over a rolling five-year performance period. The Performance Adjustment Rate varies from a minimum of -0.05% to a maximum of +0.05%. However, the Performance Adjustment Rate is zero if the difference between the cumulative Fund Performance and the Index performance is less than or equal to 2%.

Omni Small-Cap Value Fund: The Fund’s advisory fee is a flat 0.45% of the value of average daily net assets, computed daily and payable monthly.

Global Opportunities Fund: The Fund’s advisory fee is a flat 1.25% of the value of average daily nets assets, computed daily and payable monthly.

Expense limitations: The Adviser has agreed to reimburse the Funds for operating expenses and management fees above the expense limitations shown in the table below, which are shown as a ratio of net expenses to average net assets, for each Fund, for the period ended December 31, 2024. Any material change to the expense limitation would require a vote by shareholders of the applicable Fund excluding Omni Small-Cap Value fund where the Expense Limitation Agreement of 0.47% may be changed or eliminated only with the consent of the Board of Directors of Bridgeway Funds.

Bridgeway Fund	Expense Limitation	Total Waivers and Reimbursements for Period Ended 12/31/24

Aggressive Investors 1	1.75%	$–
Ultra-Small Company	1.85%	–
Ultra-Small Company Market	0.75%	32,022
Small-Cap Value	0.94%	–
Omni Small-Cap Value*	0.47%	967,075

*

The Fund is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser to meet the expense limitation for each fiscal year provided, however, that any reimbursements must be paid at a date not more than three years after the Adviser waived the fees or reimbursed the expenses and that the reimbursements do not cause the Fund to exceed the expense limitation in effect at the time of the waiver or the current expense limitation, if different. The Omni Small-Cap Value Fund has recoupable expenses of $967,075, $1,945,822, $2,244,593, and $755,915, which expire no later than December 31, 2027, June 30, 2027, June 30, 2026, and June 30, 2025, respectively.

The Adviser, pursuant to an Expense Limitation Agreement, has agreed to waive fees and/or pay the Global Opportunities Fund’s expenses, if necessary, ensure that “Other Expenses” (as listed in the Fund’s prospectus fee table and excludes interest, taxes, dividends on short sales, other borrowing costs, interest expense related to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and ordinary expenses) do not exceed 0.25% until at least November 1, 2025. The Expense Limitation Agreement can be changed or eliminated only with the consent of the Board of Directors of Bridgeway Funds. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the Expense Limitation Agreement as a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless the total other expense limitation of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Total fees waived pursuant to this Expense Limitation Agreement for the period ended December 31, 2024 was $27,434 which are recoupable no later than December 31, 2027.

Semi-Annual Report | December 31, 2024 (Unaudited)	79

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2024 (Unaudited)

Other Related Party Transactions: The Funds will engage in inter-portfolio trades when it is to the benefit of both parties. The Board of Directors reviews a report on inter-portfolio trades quarterly. Inter-portfolio purchases and sales during the period ended December 31, 2024 were as follows:

Bridgeway Fund	Inter-Portfolio Purchases	Inter-Portfolio Sales

Ultra-Small Company	$1,295,479	$2,289,873
Ultra-Small Company Market	1,852,271	1,040,655
Small-Cap Value	4,217,816	5,572,130
Omni Small-Cap Value	6,205,883	4,917,866

The Adviser entered into an Administrative Services Agreement with Bridgeway, pursuant to which the Adviser provides various administrative services to the Funds, including, but not limited to: (i) supervising and managing various aspects of the Funds’ business and affairs; (ii) selecting, overseeing and/or coordinating activities with other service providers to the Funds;(iii) providing reports to the Board of Directors as requested from time to time; (iv) assisting and/or reviewing amendments and updates to the Funds’ registration statement and other filings with the Securities and Exchange Commission (“SEC”); (v) providing certain shareholder services; (vi) providing administrative support in connection with meetings of the Board of Directors; and (vii) providing certain record-keeping services. For its services to all of the Bridgeway Funds, the Adviser is paid an annual aggregate fee of $130,000, payable in equal monthly installments. For the allocation of this expense to each of the Funds, please see the Statements of Operations.

Board of Directors Compensation Independent Directors are paid an annual retainer of $20,000, with an additional retainer of $5,000 paid to the Independent Chairman of the Board and an additional retainer of $1,000 paid to the Nominating and Corporate Governance Committee Chair. The retainer is paid in quarterly installments. In addition, Independent Directors are paid $14,000 per meeting for meeting fees. Such compensation is the total compensation from all Bridgeway Funds and is allocated among the Bridgeway Funds.

Independent Directors are reimbursed for any expenses incurred in attending meetings and conferences, as well as expenses for subscriptions or printed materials. The amount of directors’ fees attributable to each Fund is disclosed in the Statements of Operations.

One director of Bridgeway, John Montgomery, is an owner and director of the Adviser. Under the 1940 Act definitions, he is considered to be an “affiliated person” of the Adviser and an “interested person” of the Adviser and of Bridgeway. As a result, Mr. Montgomery is not compensated by the Funds for his service as a director.

4.  Distribution Agreement:

Foreside Fund Services, LLC acts as distributor of the Funds’ shares, pursuant to a Distribution Agreement dated September 30, 2021. The Adviser pays all costs and expenses associated with distribution of the Funds’ shares, pursuant to a protective plan adopted by shareholders pursuant to Rule 12b-1.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2024 (Unaudited)

5.  Purchases and Sales of Investment Securities:

Purchases and sales of investments, other than short-term securities, for each Fund for the year ended December 31, 2024 were as follows:

	Purchases		Sales
Bridgeway Fund	U.S. Government	Other	U.S. Government	Other

Aggressive Investors 1	$–	$44,747,292	$–	$51,819,000
Ultra-Small Company	–	28,677,990	–	30,227,532
Ultra-Small Company Market	–	37,067,013	–	55,123,993
Small-Cap Value	–	144,186,080	–	197,592,507
Omni Small-Cap Value	–	191,658,069	–	285,001,663

6. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), applicable to regulated investment companies, and to distribute income to the extent necessary so that the Funds are not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/depreciation and the cost of investment securities for tax purposes, including short-term securities as of December 31, 2024, were as follows:

	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Gross appreciation (excess of value over tax cost)	$62,631,837	$25,018,791	$58,518,102
Gross depreciation (excess of tax cost over value)	(4,350,504)	(11,064,611)	(23,452,166)
Net unrealized appreciation	$58,281,333	$13,954,180	$35,065,936
Cost of investments for income tax purposes	$139,938,064	$84,034,000	$162,099,511

	Small-Cap Value	Omni Small- Cap Value	Global Opportunities
Gross appreciation (excess of value over tax cost)	$78,671,390	$316,906,947	$–
Gross depreciation (excess of tax cost over value)	(41,418,188)	(62,227,431)	–
Net unrealized appreciation	$37,253,202	$254,679,516	$–
Cost of investments for income tax purposes	$429,062,920	$947,372,649	$15,285,936

The differences between book and tax net unrealized appreciation (depreciation) are primarily due to wash sale and passive foreign investment companies (PFICs).

Classifications of Distributions Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.

Semi-Annual Report | December 31, 2024 (Unaudited)	81

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2024 (Unaudited)

The tax character of the distributions paid by the Funds during the last two fiscal years ended June 30, 2024 and June 30, 2023 respectively, are as follows:

	Aggressive Investors 1		Ultra-Small Company
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Distributions paid from:
Ordinary Income	$1,380,082	$2,003,138	$2	$–
Long-Term Capital Gain	10,241	–	4,092,357	12,509,632
Total	$1,390,323	$2,003,138	$4,092,359	$12,509,632

	Ultra-Small Company Market		Small-Cap Value
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Distributions paid from:
Ordinary Income	$1,680,449	$1,949,150	$5,152,793	$5,499,665
Long-Term Capital Gain	–	1,992,833	9,543,418	792,604
Total	$1,680,449	$3,941,983	$14,696,211	$6,292,269

			Omni Small-Cap Value
			Year Ended	Year Ended
			June 30, 2024	June 30, 2023
Distributions paid from:
Ordinary Income			$18,886,697	$20,509,847
Long-Term Capital Gain			85,347,124	210,597,017
Total			$104,233,821	$231,106,864

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2024 (Unaudited)

Components of Accumulated Earnings As of June 30, 2024, the components of accumulated earnings on a tax basis were:

	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Accumulated Net Investment Income	$–	$1,883,935	$1,126,793
Capital Loss Carryovers	–	–	(28,025,847)
Accumulated Net Realized Gain on Investments	–	–	–
Post October Losses Deferred*	–	–	(5,526,412)
Other Temporary Differences	–	–	–
Net Unrealized Appreciation of Investments	47,526,246	170,062	15,070,311
Total	$47,526,246	$2,053,997	$(17,355,155)

		Small-Cap Value	Omni Small-Cap Value
Accumulated Net Investment Income		$1,602,753	$9,185,315
Capital Loss Carryovers		–	–
Accumulated Net Realized Gain on Investments		11,343,618	67,553,213
Post October Losses Deferred		–	–
Other Temporary Differences**		–	–
Net Unrealized Appreciation of Investments		19,311,974	246,031,435
Total		$32,258,345	$322,769,963

*

Includes Post October Losses that the Funds have elected to defer to the beginning of their next fiscal year ending June 30, 2025. The Ultra-Small Company Market Fund has elected to defer qualified short term and long term capital gains (losses) of $(5,526,412). The Aggressive Investor 1, Ultra-Small Company, Small-Cap Value and Omni Small-Cap Value Funds have no deferred qualified ordinary late-year losses, short term capital losses or long term capital losses. As of June 30, 2024 Ultra-Small Company Market Fund had non-expiring short and long term capital loss carryforwards of ($28,025,847).

**	Includes other temporary differences of $(111,656) for deferred straddle losses outstanding.

For the fiscal year June 30, 2024, the Funds recorded the following reclassifications to the accounts listed below:

		Increase (Decrease)
	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Paid-In Capital	$(153,837)	$113,660	$–
Distributable Earnings	153,837	(113,660)	–

		Increase (Decrease)
		Small-Cap Value	Omni Small-Cap Value
Paid-In Capital		$3,121,839	$7,607,473
Distributable Earnings		(3,121,839)	(7,607,473)

The difference between book and tax components of net assets and the resulting reclassifications were primarily a result of the differing book/tax treatment of the deduction of dividends paid for tax purposes, excess distributions and the write-off of unused net operating loss.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Fund’s tax positions and has concluded that no provision for income tax is required in the individual Fund’s financial statements. The Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Semi-Annual Report | December 31, 2024 (Unaudited)	83

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2024 (Unaudited)

7.  Line of Credit

Bridgeway established a line of credit agreement (“Facility”) with The Bank of New York Mellon, effective November 5, 2010. The Facility is for temporary or emergency purposes, such as to provide liquidity for shareholder redemptions, and is cancellable by either party. Unless cancelled earlier, the Facility shall be held available until December 2, 2025. Advances under the Facility are limited to $15,000,000 in total for all Funds, and advances to each Fund shall not exceed certain limits set forth in the credit agreement, including, but not limited to, the maximum amount a Fund is permitted to borrow under the 1940 Act.

The Funds incur a commitment fee of 0.10% per annum on the unused portion of the Facility and interest expense to the extent of amounts borrowed under the Facility. Interest is based on the “Overnight Rate” plus 1.25%. The Overnight Rate means the higher of (a) the Federal Funds rate, (b) the Overnight Eurodollar Rate, or (c) the One-Month Eurodollar Rate. The facility fees are payable quarterly in arrears and are allocated to all participating Funds. Interest expense is charged directly to a Fund based upon actual amounts borrowed by such Fund.

For the period ended December 31, 2024, borrowings by the Funds under this line of credit were as follows:

Bridgeway Fund	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred[1]	Maximum Amount Borrowed During the Period

Aggressive Investors 1	6.05%	$340,500	12	$687	$1,042,000
Ultra-Small Company	5.82%	132,625	8	172	283,000
Ultra-Small Company Market	6.42%	276,353	17	837	1,208,000
Small-Cap Value	6.27%	1,467,250	20	5,110	3,506,000
Omni Small-Cap Value	6.08%	932,273	33	5,196	6,523,000

1Interest expense is included on the Statements of Operations in Miscellaneous expenses.

8.  Redemption Fees

In Ultra-Small Company Market Fund and Global Opportunities Fund, a 2% redemption fee may be charged on shares held less than six months. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital.

9.  Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has noted no additional events that require recognition or disclosure in the financial statements.

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Semi-Annual Report | December 31, 2024 (Unaudited)	85

OTHER INFORMATION

December 31, 2024 (Unaudited)

1.  Proxy Voting

Information regarding how the Funds voted proxies relating to portfolio securities during the period ended December 31, 2024 is available without charge at the Funds’ website www.bridgewayfunds.com or by contacting Bridgeway Funds at funds@bridgeway.com. Such information is also available on the SEC’s website at http://www.sec.gov.

2.  Fund Holdings

The complete schedules of the Funds’ holdings for the second and fourth quarters of each fiscal year are contained in the Funds’ Financial Statements and Other Information prepared as of each of these periods. The Bridgeway Funds file complete schedules of the Funds’ holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to Form N-PORT within 60 days after the end of the period. All of these reports are available on the Funds’ website www.bridgeway-funds.com. Copies are also available without charge, upon request, by contacting Bridgeway Funds at funds@bridgeway.com and on the SEC’s website at http://www.sec.gov.

3. Approval of Investment Management Agreement For Global Opportunities Fund

The Board of Directors (“Board”), including a majority of the non-interested or independent Directors (hereinafter, “Directors”), met via video conference on July 19, 2024 (the “Meeting”) to consider, among other things, the creation of the Global Opportunities Fund (the “Fund”), and to consider whether to approve an investment management agreement (the “Advisory Agreement”) between Bridgeway Capital Management, LLC (the “Adviser”) and the Fund.

In reaching its decision to approve the new Advisory Agreement for the Fund, the Board considered information provided specifically in relation to the approval of the Advisory Agreement for the Meeting, including the following: (1) the proposed management fees and total expenses of the Fund as compared to a comparable group of funds (the “peer group”); (2) the nature, extent and quality of services to be provided by the Adviser to the Fund, including investment advisory and administrative services to the Fund; (3) the costs of providing services to the Fund; (4) the extent to which economies of scale may be present and if so, whether they would be shared with the Fund’s shareholders; and (5) any “fall out” or ancillary benefits that may accrue to the Adviser as a result of the relationship with the Fund. In addition to evaluating, among other things, the written information provided by the Adviser, the Board also evaluated the answers to questions posed by the independent Directors to representatives of the Adviser in advance of and at the Meeting. In considering the information and materials described above, the independent Directors received assistance from independent legal counsel.

The Board also considered the Fund’s proposed Broadridge category and benchmark. Because the Fund is new, the Board could not consider comparative information regarding Fund performance or the level of profitability (or lack thereof) that the Adviser would receive for its investment management services to the Fund, although the Board did review the favorable performance of a proprietary account managed by the Adviser using a similar strategy as the one proposed for the Fund. The Board considered the Fund’s proposed investment objective and strategy. The Board considered the proposed fees for the Fund, noting that the contractual management fee is in the 4th quintile, the actual management fee is in the 5th quintile and total actual expenses, excluding financing and dividend costs, are in the 2nd quintile of the peer group. The Board also considered that the Adviser agreed to waive fees and reimburse certain expenses such that “Other Expenses” do not exceed a cap for the Fund. Although the Fund does not have fee breakpoints in its management fee schedule, the Adviser indicated that the Fund was priced low relative to peers and ahead of the economies of scale curve at launch. The Board also considered its satisfactory experience with the nature, extent and quality of the services the Adviser has provided to other funds in the complex and this experience supported approval of the Advisory Agreement with the Fund. In terms of potential “fall out” or ancillary benefits to the Adviser due to its position as manager of the Fund, the Board noted that the Adviser continues to have no formal soft dollar arrangements and its administrative services to the Fund are structured to approximate an at-cost relationship.

Based on all of the information presented, the Board, including a majority of its independent Directors, approved the Advisory Agreement for the Fund and determined that the fees to be charged under the Advisory Agreement are reasonable in relation to the services to be provided under the Advisory Agreement. In view of the broad scope and variety of factors and information, the Directors did not identify any single factor as being of paramount importance in reaching their conclusions and

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OTHER INFORMATION (continued)

December 31, 2024 (Unaudited)

determination to approve the Advisory Agreement for the Fund. Rather, the approval determination was made on the basis of each Director’s business judgment after consideration of all of the factors taken in their entirety.

Financial Statements and Other Information | December 31, 2024 (Unaudited)	87

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Semi-Annual Report | December 31, 2024 (Unaudited)	89

BRIDGEWAY FUNDS, INC.

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 534435

Pittsburgh, PA 15253-4435

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, NY 10286

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

You can review and copy information about our Funds (including the SAIs) at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 800-SEC-0330. Reports and other information about the Funds are also available on the SEC’s website at ww.sec.gov. You can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520 or by sending an electronic request to the following email address: publicinfo@ sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effectively designed, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bridgeway Funds, Inc.

By (Signature and Title)*	/s/ Linda Giuffré
Linda Giuffré, President and Principal Executive Officer (principal executive officer)

Date March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Linda Giuffré
Linda Giuffré, President and Principal Executive Officer (principal executive officer)

Date March 5, 2025

By (Signature and Title)*	/s/ Deborah L. Hanna
Deborah L. Hanna, Treasurer and Principal Financial Officer (principal financial officer)

Date March 5, 2025

*	Print the name and title of each signing officer under his or her signature.